Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000197832
Shareholder Report [Line Items]
Fund Name	Transamerica 60/40 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.44%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Despite growing market expectations for economic slowing near the beginning of the Portfolio’s fiscal year ended December 31, 2024, the broad economy remained robust throughout the period, and corporate earnings continued to grow. This occurred as inflation declined and investors eagerly anticipated the U.S. Federal Reserve rate cuts.

These combined dynamics helped equities achieve strong returns by historical standards in the fiscal year. The U.S. stock market rallied consistently and aggressively throughout most of the fiscal year, with the S&P 500® Index achieving a total return of 25.02% for the year ended December 31, 2024. While the expected rate cuts were slower to come than the market expected, the strength of the economy and declining inflation helped to maintain the strong risk appetite from investors. When the first rate cut of 50 basis points finally came in September, markets continued to rally.

Fixed income market returns were muted as interest rates remained volatile throughout 2024. Credit, especially non-investment grade rallied in the fiscal year as investor appetite remained strong.

The Portfolio is a fund of funds designed to strategically allocate approximately 60% in equities and 40% to fixed income, by investing in underlying Transamerica funds and portfolios.

Equity and fixed income markets both advanced in the fiscal year, helping the Portfolio achieve positive returns. The top performing underlying holdings during the fiscal year were both equity portfolios, Transamerica S&P 500 Index VP and Transamerica MSCI EAFE Index VP. Transamerica S&P 500 Index VP, which invests in large cap U.S. equities, returned 24.82%. Transamerica MSCI EAFE Index VP, which invests in non-US developed markets, returned 3.32%.

While the above equity portfolios were the top performers in the fiscal year, the Portfolio’s fixed income fund holdings also achieved gains. Transamerica Core Bond gained 1.51%, and Transamerica Short-Term Bond returned 5.19% during the fiscal year. The Portfolio was rebalanced periodically throughout the fiscal year with the aim of minimizing drift and maintaining our target allocations over time.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Transamerica 60/40 Allocation VP Blended Benchmark
1/12/2018	$10,000	$10,000	$10,000
1/31/2018	$10,050	$10,207	$10,095
2/28/2018	$9,760	$9,831	$9,820
3/31/2018	$9,660	$9,581	$9,707
4/30/2018	$9,670	$9,618	$9,728
5/31/2018	$9,750	$9,849	$9,828
6/30/2018	$9,760	$9,910	$9,833
7/31/2018	$9,950	$10,279	$10,035
8/31/2018	$10,080	$10,614	$10,179
9/30/2018	$10,080	$10,674	$10,192
10/31/2018	$9,620	$9,944	$9,724
11/30/2018	$9,730	$10,147	$9,835
12/31/2018	$9,330	$9,231	$9,436
1/31/2019	$9,800	$9,971	$9,909
2/28/2019	$9,980	$10,291	$10,088
3/31/2019	$10,150	$10,491	$10,263
4/30/2019	$10,380	$10,916	$10,495
5/31/2019	$10,080	$10,222	$10,193
6/30/2019	$10,520	$10,942	$10,659
7/31/2019	$10,570	$11,100	$10,717
8/31/2019	$10,567	$10,924	$10,710
9/30/2019	$10,667	$11,128	$10,823
10/31/2019	$10,847	$11,369	$11,000
11/30/2019	$11,028	$11,782	$11,196
12/31/2019	$11,208	$12,137	$11,399
1/31/2020	$11,258	$12,133	$11,449
2/29/2020	$10,777	$11,134	$10,953
3/31/2020	$9,855	$9,759	$10,099
4/30/2020	$10,577	$11,010	$10,851
5/31/2020	$10,897	$11,534	$11,175
6/30/2020	$11,118	$11,764	$11,360
7/31/2020	$11,489	$12,427	$11,756
8/31/2020	$11,917	$13,320	$12,189
9/30/2020	$11,665	$12,814	$11,930
10/31/2020	$11,432	$12,473	$11,695
11/30/2020	$12,292	$13,839	$12,588
12/31/2020	$12,605	$14,371	$12,901
1/31/2021	$12,494	$14,226	$12,785
2/28/2021	$12,656	$14,618	$12,913
3/31/2021	$12,919	$15,258	$13,147
4/30/2021	$13,314	$16,072	$13,564
5/31/2021	$13,445	$16,185	$13,690
6/30/2021	$13,566	$16,562	$13,850
7/31/2021	$13,759	$16,956	$14,075
8/31/2021	$13,966	$17,471	$14,294
9/30/2021	$13,579	$16,659	$13,883
10/31/2021	$14,040	$17,826	$14,371
11/30/2021	$13,903	$17,702	$14,243
12/31/2021	$14,281	$18,496	$14,625
1/31/2022	$13,788	$17,539	$14,052
2/28/2022	$13,484	$17,013	$13,763
3/31/2022	$13,610	$17,645	$13,853
4/30/2022	$12,835	$16,107	$12,965
5/31/2022	$12,866	$16,136	$13,023
6/30/2022	$12,154	$14,804	$12,277
7/31/2022	$12,814	$16,169	$12,998
8/31/2022	$12,388	$15,510	$12,520
9/30/2022	$11,556	$14,081	$11,609
10/31/2022	$12,033	$15,221	$12,065
11/30/2022	$12,676	$16,072	$12,750
12/31/2022	$12,310	$15,146	$12,398
1/31/2023	$12,909	$16,098	$13,052
2/28/2023	$12,632	$15,705	$12,733
3/31/2023	$12,976	$16,282	$13,120
4/30/2023	$13,142	$16,536	$13,299
5/31/2023	$13,053	$16,608	$13,183
6/30/2023	$13,508	$17,705	$13,646
7/31/2023	$13,774	$18,274	$13,906
8/31/2023	$13,588	$17,983	$13,691
9/30/2023	$13,150	$17,125	$13,188
10/31/2023	$12,915	$16,765	$12,899
11/30/2023	$13,746	$18,296	$13,843
12/31/2023	$14,273	$19,128	$14,448
1/31/2024	$14,386	$19,449	$14,554
2/29/2024	$14,734	$20,487	$14,861
3/31/2024	$15,060	$21,147	$15,205
4/30/2024	$14,622	$20,283	$14,713
5/31/2024	$15,127	$21,289	$15,227
6/30/2024	$15,374	$22,052	$15,493
7/31/2024	$15,599	$22,321	$15,791
8/31/2024	$15,930	$22,862	$16,131
9/30/2024	$16,160	$23,351	$16,395
10/31/2024	$15,861	$23,139	$16,032
11/30/2024	$16,322	$24,497	$16,510
12/31/2024	$16,034	$23,913	$16,168

Average Annual Return [Table Text Block]
I6DE2	1 Year	5 Years	Since Inception 1/12/18
Service Class	12.33%	7.42%	7.01%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.32%
Transamerica 60/40 Allocation VP Blended BenchmarkFootnote Reference(b)	11.90%	7.24%	7.14%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 80,007,211
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 97,993
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$80,007,211
Number of Portfolio Holdings	4
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$97,993

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	44.7%
U.S. Fixed Income Funds	40.2
International Equity Funds	15.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica S&P 500 Index VP, Initial Class	44.7%
Transamerica Core Bond, Class I2	20.1
Transamerica Short-Term Bond, Class I2	20.1
Transamerica MSCI EAFE Index VP, Initial Class	15.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021467
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Performance was driven by an overweight to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the Portfolio’s fiscal year ended December 31, 2024. This positioning led the Portfolio to generate additional yield and to benefit more from the positive impact on price of spread compression as compared to the Benchmark. Duration and curve positioning factors modestly detracted from relative performance.

At the sector level, selection within investment grade corporate credit and an off-benchmark allocation to high yield corporate credit were significant contributors to relative returns. An overweight allocation to asset-backed securities (“ABS”) and an off-benchmark allocation to non-agency residential mortgage-backed securities (“RMBS”) also contributed.

Selection in government securities was the largest detractor to relative performance. During the fiscal year, the Portfolio held longer-duration government securities relative to the Benchmark. This positioning negatively impacted relative performance given the shift higher in rates over the fiscal year.

Within corporate credit, the largest contributors to relative returns were selection within technology, consumer non-cyclicals and energy. Detractors included overweight allocations to consumer non-cyclicals, technology and transportation.

From a positioning perspective, the sub-adviser reduced exposure to US Treasury securities during the fiscal year and added select corporate and securitized credit that the team viewed attractively on a fundamental and relative value basis. Notable additions were made in non-agency RMBS and ABS deals collateralized by timeshares and triple net leases. Within investment grade corporates, allocations increased the most to banking, technology and energy. Exposure to commercial mortgage-backed securities was managed down over the fiscal year through a combination of sales and maturities given continued pressure on certain property types.

While the Portfolio’s overall credit quality didn’t change over the fiscal year, the sub-adviser did move up marginally in credit quality within investment grade corporate debt on the view that the additional yield offered by lower quality credit relative to higher quality became slightly less compelling given the spread compression that occurred over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,249	$10,210
2/28/2015	$10,189	$10,114
3/31/2015	$10,206	$10,161
4/30/2015	$10,146	$10,124
5/31/2015	$10,120	$10,100
6/30/2015	$10,026	$9,990
7/31/2015	$10,120	$10,059
8/31/2015	$10,060	$10,045
9/30/2015	$10,006	$10,113
10/31/2015	$10,096	$10,114
11/30/2015	$10,087	$10,088
12/31/2015	$10,069	$10,055
1/31/2016	$10,151	$10,193
2/29/2016	$10,114	$10,266
3/31/2016	$10,241	$10,360
4/30/2016	$10,314	$10,400
5/31/2016	$10,323	$10,402
6/30/2016	$10,459	$10,589
7/31/2016	$10,586	$10,656
8/31/2016	$10,574	$10,644
9/30/2016	$10,593	$10,638
10/31/2016	$10,537	$10,556
11/30/2016	$10,296	$10,307
12/31/2016	$10,342	$10,321
1/31/2017	$10,416	$10,341
2/28/2017	$10,491	$10,411
3/31/2017	$10,481	$10,405
4/30/2017	$10,565	$10,486
5/31/2017	$10,667	$10,566
6/30/2017	$10,677	$10,556
7/31/2017	$10,742	$10,601
8/31/2017	$10,875	$10,696
9/30/2017	$10,829	$10,652
10/31/2017	$10,800	$10,638
12/31/2017	$10,847	$10,687
1/31/2018	$10,744	$10,564
2/28/2018	$10,660	$10,464
3/31/2018	$10,707	$10,531
4/30/2018	$10,613	$10,452
5/31/2018	$10,660	$10,527
6/30/2018	$10,650	$10,514
7/31/2018	$10,688	$10,516
8/31/2018	$10,738	$10,584
9/30/2018	$10,679	$10,516
10/31/2018	$10,631	$10,433
11/30/2018	$10,650	$10,495
12/31/2018	$10,776	$10,688
1/31/2019	$10,922	$10,801
2/28/2019	$10,941	$10,795
3/31/2019	$11,086	$11,002
4/30/2019	$11,115	$11,005
5/31/2019	$11,309	$11,201
6/30/2019	$11,445	$11,341
7/31/2019	$11,435	$11,366
8/31/2019	$11,752	$11,661
9/30/2019	$11,693	$11,599
10/31/2019	$11,743	$11,634
11/30/2019	$11,713	$11,628
12/31/2019	$11,683	$11,620
1/31/2020	$11,941	$11,843
2/29/2020	$12,090	$12,056
3/31/2020	$11,762	$11,985
4/30/2020	$12,041	$12,198
5/31/2020	$12,140	$12,255
6/30/2020	$12,289	$12,332
7/31/2020	$12,458	$12,517
8/31/2020	$12,466	$12,416
9/30/2020	$12,456	$12,409
10/31/2020	$12,414	$12,353
11/30/2020	$12,549	$12,475
12/31/2020	$12,581	$12,492
1/31/2021	$12,518	$12,402
2/28/2021	$12,300	$12,223
3/31/2021	$12,185	$12,071
4/30/2021	$12,310	$12,166
5/31/2021	$12,352	$12,206
6/30/2021	$12,456	$12,291
7/31/2021	$12,570	$12,429
8/31/2021	$12,561	$12,405
9/30/2021	$12,471	$12,298
10/31/2021	$12,448	$12,294
11/30/2021	$12,471	$12,331
12/31/2021	$12,471	$12,299
1/31/2022	$12,234	$12,034
2/28/2022	$12,099	$11,900
3/31/2022	$11,717	$11,569
4/30/2022	$11,255	$11,130
5/31/2022	$11,300	$11,202
6/30/2022	$11,064	$11,026
7/31/2022	$11,323	$11,296
8/31/2022	$11,037	$10,977
9/30/2022	$10,528	$10,502
10/31/2022	$10,354	$10,366
11/30/2022	$10,643	$10,748
12/31/2022	$10,620	$10,699
1/31/2023	$10,967	$11,028
2/28/2023	$10,724	$10,743
3/31/2023	$10,956	$11,016
4/30/2023	$11,025	$11,083
5/31/2023	$10,910	$10,962
6/30/2023	$10,898	$10,923
7/31/2023	$10,910	$10,915
8/31/2023	$10,850	$10,846
9/30/2023	$10,581	$10,570
10/31/2023	$10,417	$10,403
11/30/2023	$10,873	$10,874
12/31/2023	$11,305	$11,291
1/31/2024	$11,282	$11,260
2/29/2024	$11,153	$11,100
3/31/2024	$11,270	$11,203
4/30/2024	$11,001	$10,920
5/31/2024	$11,177	$11,105
6/30/2024	$11,305	$11,210
7/31/2024	$11,515	$11,472
8/31/2024	$11,705	$11,637
9/30/2024	$11,851	$11,793
10/31/2024	$11,596	$11,500
11/30/2024	$11,717	$11,622
12/31/2024	$11,547	$11,432

Average Annual Return [Table Text Block]
IBPX1	1 Year	5 Years	10 Years
Initial Class	2.14%	(0.23%)	1.45%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,989,312,051
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 11,157,462
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,989,312,051
Number of Portfolio Holdings	494
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,157,462
Average MaturityFootnote Reference§	8.12 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.2%
U.S. Government Obligations	21.9
Asset-Backed Securities	12.3
Mortgage-Backed Securities	10.3
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Obligations	3.7
Repurchase Agreements	1.2
Commercial Paper	0.9
Foreign Government Obligations	0.8
Other Investment Company	0.6
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	34.8%
AAA	17.0
AA	2.2
A	11.5
BBB	24.1
BB	8.4
B	2.5
CCC	0.6
Below CCC	0.1
NR (Not Rated)	1.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 01/01/2055	2.3
U.S. Treasury Bills, 4.33%, 03/20/2025	1.4
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	1.3
U.S. Treasury Notes, 1.63%, 05/15/2031	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Bonds, Principal Only STRIPS, Zero Coupon, 08/15/2052	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021468
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.78%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Performance was driven by an overweight to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the Portfolio’s fiscal year ended December 31, 2024. This positioning led the Portfolio to generate additional yield and to benefit more from the positive impact on price of spread compression as compared to the Benchmark. Duration and curve positioning factors modestly detracted from relative performance.

At the sector level, selection within investment grade corporate credit and an off-benchmark allocation to high yield corporate credit were significant contributors to relative returns. An overweight allocation to asset-backed securities (“ABS”) and an off-benchmark allocation to non-agency residential mortgage-backed securities (“RMBS”) also contributed.

Selection in government securities was the largest detractor to relative performance. During the fiscal year, the Portfolio held longer-duration government securities relative to the Benchmark. This positioning negatively impacted relative performance given the shift higher in rates over the fiscal year.

Within corporate credit, the largest contributors to relative returns were selection within technology, consumer non-cyclicals and energy. Detractors included overweight allocations to consumer non-cyclicals, technology and transportation.

From a positioning perspective, the sub-adviser reduced exposure to US Treasury securities during the fiscal year and added select corporate and securitized credit that the team viewed attractively on a fundamental and relative value basis. Notable additions were made in non-agency RMBS and ABS deals collateralized by timeshares and triple net leases. Within investment grade corporates, allocations increased the most to banking, technology and energy. Exposure to commercial mortgage-backed securities was managed down over the fiscal year through a combination of sales and maturities given continued pressure on certain property types.

While the Portfolio’s overall credit quality didn’t change over the fiscal year, the sub-adviser did move up marginally in credit quality within investment grade corporate debt on the view that the additional yield offered by lower quality credit relative to higher quality became slightly less compelling given the spread compression that occurred over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,259	$10,210
2/28/2015	$10,190	$10,114
3/31/2015	$10,207	$10,161
4/30/2015	$10,147	$10,124
5/31/2015	$10,112	$10,100
6/30/2015	$10,017	$9,990
7/31/2015	$10,112	$10,059
8/31/2015	$10,052	$10,045
9/30/2015	$9,997	$10,113
10/31/2015	$10,088	$10,114
11/30/2015	$10,079	$10,088
12/31/2015	$10,052	$10,055
1/31/2016	$10,125	$10,193
2/29/2016	$10,088	$10,266
3/31/2016	$10,216	$10,360
4/30/2016	$10,279	$10,400
5/31/2016	$10,298	$10,402
6/30/2016	$10,425	$10,589
7/31/2016	$10,543	$10,656
8/31/2016	$10,543	$10,644
9/30/2016	$10,552	$10,638
10/31/2016	$10,496	$10,556
11/30/2016	$10,254	$10,307
12/31/2016	$10,300	$10,321
1/31/2017	$10,366	$10,341
2/28/2017	$10,440	$10,411
3/31/2017	$10,431	$10,405
4/30/2017	$10,515	$10,486
5/31/2017	$10,608	$10,566
6/30/2017	$10,617	$10,556
7/31/2017	$10,673	$10,601
8/31/2017	$10,816	$10,696
9/30/2017	$10,760	$10,652
10/31/2017	$10,722	$10,638
12/31/2017	$10,779	$10,687
1/31/2018	$10,675	$10,564
2/28/2018	$10,581	$10,464
3/31/2018	$10,619	$10,531
4/30/2018	$10,534	$10,452
5/31/2018	$10,572	$10,527
6/30/2018	$10,563	$10,514
7/31/2018	$10,600	$10,516
8/31/2018	$10,640	$10,584
9/30/2018	$10,582	$10,516
10/31/2018	$10,533	$10,433
11/30/2018	$10,553	$10,495
12/31/2018	$10,669	$10,688
1/31/2019	$10,814	$10,801
2/28/2019	$10,834	$10,795
3/31/2019	$10,979	$11,002
4/30/2019	$11,008	$11,005
5/31/2019	$11,192	$11,201
6/30/2019	$11,318	$11,341
7/31/2019	$11,309	$11,366
8/31/2019	$11,615	$11,661
9/30/2019	$11,566	$11,599
10/31/2019	$11,615	$11,634
11/30/2019	$11,575	$11,628
12/31/2019	$11,546	$11,620
1/31/2020	$11,794	$11,843
2/29/2020	$11,942	$12,056
3/31/2020	$11,615	$11,985
4/30/2020	$11,893	$12,198
5/31/2020	$11,982	$12,255
6/30/2020	$12,130	$12,332
7/31/2020	$12,289	$12,517
8/31/2020	$12,297	$12,416
9/30/2020	$12,287	$12,409
10/31/2020	$12,235	$12,353
11/30/2020	$12,370	$12,475
12/31/2020	$12,401	$12,492
1/31/2021	$12,328	$12,402
2/28/2021	$12,121	$12,223
3/31/2021	$12,007	$12,071
4/30/2021	$12,121	$12,166
5/31/2021	$12,162	$12,206
6/30/2021	$12,266	$12,291
7/31/2021	$12,370	$12,429
8/31/2021	$12,358	$12,405
9/30/2021	$12,268	$12,298
10/31/2021	$12,246	$12,294
11/30/2021	$12,268	$12,331
12/31/2021	$12,268	$12,299
1/31/2022	$12,033	$12,034
2/28/2022	$11,899	$11,900
3/31/2022	$11,508	$11,569
4/30/2022	$11,061	$11,130
5/31/2022	$11,094	$11,202
6/30/2022	$10,870	$11,026
7/31/2022	$11,116	$11,296
8/31/2022	$10,831	$10,977
9/30/2022	$10,326	$10,502
10/31/2022	$10,154	$10,366
11/30/2022	$10,441	$10,748
12/31/2022	$10,418	$10,699
1/31/2023	$10,750	$11,028
2/28/2023	$10,521	$10,743
3/31/2023	$10,739	$11,016
4/30/2023	$10,808	$11,083
5/31/2023	$10,682	$10,962
6/30/2023	$10,670	$10,923
7/31/2023	$10,682	$10,915
8/31/2023	$10,624	$10,846
9/30/2023	$10,347	$10,570
10/31/2023	$10,197	$10,403
11/30/2023	$10,647	$10,874
12/31/2023	$11,062	$11,291
1/31/2024	$11,039	$11,260
2/29/2024	$10,901	$11,100
3/31/2024	$11,016	$11,203
4/30/2024	$10,762	$10,920
5/31/2024	$10,924	$11,105
6/30/2024	$11,050	$11,210
7/31/2024	$11,247	$11,472
8/31/2024	$11,438	$11,637
9/30/2024	$11,582	$11,793
10/31/2024	$11,330	$11,500
11/30/2024	$11,438	$11,622
12/31/2024	$11,270	$11,432

Average Annual Return [Table Text Block]
IBPX2	1 Year	5 Years	10 Years
Service Class	1.88%	(0.48%)	1.20%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,989,312,051
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 11,157,462
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,989,312,051
Number of Portfolio Holdings	494
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,157,462
Average MaturityFootnote Reference§	8.12 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.2%
U.S. Government Obligations	21.9
Asset-Backed Securities	12.3
Mortgage-Backed Securities	10.3
U.S. Government Agency Obligations	9.2
Short-Term U.S. Government Obligations	3.7
Repurchase Agreements	1.2
Commercial Paper	0.9
Foreign Government Obligations	0.8
Other Investment Company	0.6
Loan Assignments	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	34.8%
AAA	17.0
AA	2.2
A	11.5
BBB	24.1
BB	8.4
B	2.5
CCC	0.6
Below CCC	0.1
NR (Not Rated)	1.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, 01/01/2055	2.3
U.S. Treasury Bills, 4.33%, 03/20/2025	1.4
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.3
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	1.3
U.S. Treasury Notes, 1.63%, 05/15/2031	1.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Bonds, Principal Only STRIPS, Zero Coupon, 08/15/2052	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021437
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$51	0.51%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s overweight to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the fiscal year ended December 31, 2024 led the Portfolio to generate additional yield and to benefit more from the positive impact on price of spread compression as compared to the Benchmark. Duration and curve positioning factors also contributed to relative performance.

At the sector level, selection within investment grade corporate credit was the largest contributor to relative returns. The overweight allocation to asset-backed securities (“ABS”) and an off-benchmark allocation to non-agency residential mortgage-backed securities (“RMBS”) also contributed.

Selection in government securities was the largest detractor. During the fiscal year, the Portfolio held longer-duration government securities relative to the Benchmark. This positioning negatively impacted relative performance given the shift higher in rates over the fiscal year.

Within corporate credit, the largest contributors to relative returns were selection within transportation, insurance and banking. Detractors included allocations to electric, technology and insurance.

During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. As the odds increased over the fiscal year of expected fed-fund rate cuts, allocations to floating-rate collateralized loan obligations were reduced in the Portfolio. Exposure to commercial mortgage-backed securities was also managed down over the period through a combination of sales and maturities given continued pressure on certain property types. Allocations increased to non-agency RMBS and ABS deals securitized by timeshares and credit card receivables.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector on the view that the additional yield offered by lower quality credit relative to higher quality became slightly less compelling given the spread compression that occurred over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,215	$10,210
2/28/2015	$10,108	$10,114
3/31/2015	$10,161	$10,161
4/30/2015	$10,123	$10,124
5/31/2015	$10,115	$10,100
6/30/2015	$10,023	$9,990
7/31/2015	$10,084	$10,059
8/31/2015	$10,077	$10,045
9/30/2015	$10,155	$10,113
10/31/2015	$10,132	$10,114
11/30/2015	$10,108	$10,088
12/31/2015	$10,061	$10,055
1/31/2016	$10,195	$10,193
2/29/2016	$10,265	$10,266
3/31/2016	$10,344	$10,360
4/30/2016	$10,383	$10,400
5/31/2016	$10,391	$10,402
6/30/2016	$10,571	$10,589
7/31/2016	$10,634	$10,656
8/31/2016	$10,614	$10,644
9/30/2016	$10,614	$10,638
10/31/2016	$10,534	$10,556
11/30/2016	$10,302	$10,307
12/31/2016	$10,302	$10,321
1/31/2017	$10,326	$10,341
2/28/2017	$10,390	$10,411
3/31/2017	$10,390	$10,405
4/30/2017	$10,470	$10,486
5/31/2017	$10,550	$10,566
6/30/2017	$10,542	$10,556
7/31/2017	$10,582	$10,601
8/31/2017	$10,679	$10,696
9/30/2017	$10,638	$10,652
10/31/2017	$10,630	$10,638
12/31/2017	$10,679	$10,687
1/31/2018	$10,564	$10,564
2/28/2018	$10,473	$10,464
3/31/2018	$10,539	$10,531
4/30/2018	$10,456	$10,452
5/31/2018	$10,522	$10,527
6/30/2018	$10,506	$10,514
7/31/2018	$10,498	$10,516
8/31/2018	$10,577	$10,584
9/30/2018	$10,509	$10,516
10/31/2018	$10,440	$10,433
11/30/2018	$10,509	$10,495
12/31/2018	$10,688	$10,688
1/31/2019	$10,782	$10,801
2/28/2019	$10,782	$10,795
3/31/2019	$10,995	$11,002
4/30/2019	$10,995	$11,005
5/31/2019	$11,209	$11,201
6/30/2019	$11,337	$11,341
7/31/2019	$11,362	$11,366
8/31/2019	$11,687	$11,661
9/30/2019	$11,617	$11,599
10/31/2019	$11,643	$11,634
11/30/2019	$11,634	$11,628
12/31/2019	$11,599	$11,620
1/31/2020	$11,853	$11,843
2/29/2020	$12,055	$12,056
3/31/2020	$11,731	$11,985
4/30/2020	$11,915	$12,198
5/31/2020	$12,002	$12,255
6/30/2020	$12,187	$12,332
7/31/2020	$12,388	$12,517
8/31/2020	$12,319	$12,416
9/30/2020	$12,337	$12,409
10/31/2020	$12,282	$12,353
11/30/2020	$12,428	$12,475
12/31/2020	$12,465	$12,492
1/31/2021	$12,383	$12,402
2/28/2021	$12,200	$12,223
3/31/2021	$12,100	$12,071
4/30/2021	$12,200	$12,166
5/31/2021	$12,246	$12,206
6/30/2021	$12,346	$12,291
7/31/2021	$12,465	$12,429
8/31/2021	$12,444	$12,405
9/30/2021	$12,337	$12,298
10/31/2021	$12,346	$12,294
11/30/2021	$12,376	$12,331
12/31/2021	$12,337	$12,299
1/31/2022	$12,112	$12,034
2/28/2022	$11,975	$11,900
3/31/2022	$11,663	$11,569
4/30/2022	$11,282	$11,130
5/31/2022	$11,311	$11,202
6/30/2022	$11,164	$11,026
7/31/2022	$11,379	$11,296
8/31/2022	$11,116	$10,977
9/30/2022	$10,671	$10,502
10/31/2022	$10,499	$10,366
11/30/2022	$10,782	$10,748
12/31/2022	$10,762	$10,699
1/31/2023	$11,095	$11,028
2/28/2023	$10,832	$10,743
3/31/2023	$11,085	$11,016
4/30/2023	$11,136	$11,083
5/31/2023	$11,035	$10,962
6/30/2023	$11,015	$10,923
7/31/2023	$11,025	$10,915
8/31/2023	$10,964	$10,846
9/30/2023	$10,683	$10,570
10/31/2023	$10,517	$10,403
11/30/2023	$10,985	$10,874
12/31/2023	$11,411	$11,291
1/31/2024	$11,390	$11,260
2/29/2024	$11,234	$11,100
3/31/2024	$11,338	$11,203
4/30/2024	$11,068	$10,920
5/31/2024	$11,234	$11,105
6/30/2024	$11,370	$11,210
7/31/2024	$11,578	$11,472
8/31/2024	$11,778	$11,637
9/30/2024	$11,921	$11,793
10/31/2024	$11,635	$11,500
11/30/2024	$11,767	$11,622
12/31/2024	$11,569	$11,432

Average Annual Return [Table Text Block]
IBPB1	1 Year	5 Years	10 Years
Initial Class	1.38%	(0.05%)	1.47%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 373,113,721
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 1,719,453
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$373,113,721
Number of Portfolio Holdings	642
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,719,453
Average MaturityFootnote Reference§	8.47 years
DurationFootnote Reference†	5.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.2%
U.S. Government Obligations	26.2
U.S. Government Agency Obligations	25.3
Commercial Paper	11.9
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.9
Short-Term U.S. Government Obligations	4.8
Repurchase Agreements	1.3
Other Investment Company	0.8
Foreign Government Obligations	0.8
Net Other Assets (Liabilities)Footnote Reference^	(16.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	56.3%
AAA	9.8
AA	1.2
A	11.1
BBB	21.0
BB	2.6
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	12.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	3.3%
Uniform Mortgage-Backed Security, TBA, 3.00%, 01/01/2055	2.5
U.S. Treasury Bills, 4.33%, 03/20/2025	2.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 01/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 01/01/2055	1.5
Uniform Mortgage-Backed Security, TBA, 4.00%, 01/01/2055	1.4
Toronto-Dominion Bank, 5.07%, 02/19/2025	1.2
U.S. Treasury Notes, 4.00%, 01/15/2027	1.1
Svenska Handelsbanken AB, 4.94%, 03/03/2025	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021438
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.76%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s overweight to credit relative to the Bloomberg US Aggregate Bond Index (the “Benchmark”) during the fiscal year ended December 31, 2024 led the Portfolio to generate additional yield and to benefit more from the positive impact on price of spread compression as compared to the Benchmark. Duration and curve positioning factors also contributed to relative performance.

At the sector level, selection within investment grade corporate credit was the largest contributor to relative returns. The overweight allocation to asset-backed securities (“ABS”) and an off-benchmark allocation to non-agency residential mortgage-backed securities (“RMBS”) also contributed.

Selection in government securities was the largest detractor. During the fiscal year, the Portfolio held longer-duration government securities relative to the Benchmark. This positioning negatively impacted relative performance given the shift higher in rates over the fiscal year.

Within corporate credit, the largest contributors to relative returns were selection within transportation, insurance and banking. Detractors included allocations to electric, technology and insurance.

During the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. As the odds increased over the fiscal year of expected fed-fund rate cuts, allocations to floating-rate collateralized loan obligations were reduced in the Portfolio. Exposure to commercial mortgage-backed securities was also managed down over the period through a combination of sales and maturities given continued pressure on certain property types. Allocations increased to non-agency RMBS and ABS deals securitized by timeshares and credit card receivables.

While overall exposure to investment grade corporate credit didn’t change significantly over the period, the sub-adviser did move up marginally in credit quality within the sector on the view that the additional yield offered by lower quality credit relative to higher quality became slightly less compelling given the spread compression that occurred over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,202	$10,210
2/28/2015	$10,101	$10,114
3/31/2015	$10,152	$10,161
4/30/2015	$10,108	$10,124
5/31/2015	$10,101	$10,100
6/30/2015	$10,007	$9,990
7/31/2015	$10,065	$10,059
8/31/2015	$10,056	$10,045
9/30/2015	$10,129	$10,113
10/31/2015	$10,107	$10,114
11/30/2015	$10,078	$10,088
12/31/2015	$10,033	$10,055
1/31/2016	$10,166	$10,193
2/29/2016	$10,232	$10,266
3/31/2016	$10,313	$10,360
4/30/2016	$10,349	$10,400
5/31/2016	$10,349	$10,402
6/30/2016	$10,526	$10,589
7/31/2016	$10,584	$10,656
8/31/2016	$10,569	$10,644
9/30/2016	$10,569	$10,638
10/31/2016	$10,480	$10,556
11/30/2016	$10,248	$10,307
12/31/2016	$10,240	$10,321
1/31/2017	$10,263	$10,341
2/28/2017	$10,330	$10,411
3/31/2017	$10,322	$10,405
4/30/2017	$10,405	$10,486
5/31/2017	$10,487	$10,566
6/30/2017	$10,472	$10,556
7/31/2017	$10,509	$10,601
8/31/2017	$10,606	$10,696
9/30/2017	$10,560	$10,652
10/31/2017	$10,544	$10,638
12/31/2017	$10,590	$10,687
1/31/2018	$10,483	$10,564
2/28/2018	$10,391	$10,464
3/31/2018	$10,445	$10,531
4/30/2018	$10,368	$10,452
5/31/2018	$10,429	$10,527
6/30/2018	$10,414	$10,514
7/31/2018	$10,399	$10,516
8/31/2018	$10,478	$10,584
9/30/2018	$10,399	$10,516
10/31/2018	$10,336	$10,433
11/30/2018	$10,399	$10,495
12/31/2018	$10,581	$10,688
1/31/2019	$10,668	$10,801
2/28/2019	$10,668	$10,795
3/31/2019	$10,873	$11,002
4/30/2019	$10,873	$11,005
5/31/2019	$11,078	$11,201
6/30/2019	$11,205	$11,341
7/31/2019	$11,229	$11,366
8/31/2019	$11,551	$11,661
9/30/2019	$11,478	$11,599
10/31/2019	$11,494	$11,634
11/30/2019	$11,486	$11,628
12/31/2019	$11,454	$11,620
1/31/2020	$11,697	$11,843
2/29/2020	$11,899	$12,056
3/31/2020	$11,575	$11,985
4/30/2020	$11,761	$12,198
5/31/2020	$11,834	$12,255
6/30/2020	$12,020	$12,332
7/31/2020	$12,214	$12,517
8/31/2020	$12,141	$12,416
9/30/2020	$12,157	$12,409
10/31/2020	$12,099	$12,353
11/30/2020	$12,241	$12,475
12/31/2020	$12,275	$12,492
1/31/2021	$12,191	$12,402
2/28/2021	$12,015	$12,223
3/31/2021	$11,914	$12,071
4/30/2021	$12,007	$12,166
5/31/2021	$12,048	$12,206
6/30/2021	$12,149	$12,291
7/31/2021	$12,258	$12,429
8/31/2021	$12,235	$12,405
9/30/2021	$12,128	$12,298
10/31/2021	$12,128	$12,294
11/30/2021	$12,155	$12,331
12/31/2021	$12,119	$12,299
1/31/2022	$11,897	$12,034
2/28/2022	$11,763	$11,900
3/31/2022	$11,452	$11,569
4/30/2022	$11,078	$11,130
5/31/2022	$11,096	$11,202
6/30/2022	$10,954	$11,026
7/31/2022	$11,167	$11,296
8/31/2022	$10,902	$10,977
9/30/2022	$10,462	$10,502
10/31/2022	$10,297	$10,366
11/30/2022	$10,563	$10,748
12/31/2022	$10,545	$10,699
1/31/2023	$10,874	$11,028
2/28/2023	$10,609	$10,743
3/31/2023	$10,856	$11,016
4/30/2023	$10,911	$11,083
5/31/2023	$10,801	$10,962
6/30/2023	$10,783	$10,923
7/31/2023	$10,783	$10,915
8/31/2023	$10,723	$10,846
9/30/2023	$10,451	$10,570
10/31/2023	$10,292	$10,403
11/30/2023	$10,742	$10,874
12/31/2023	$11,155	$11,291
1/31/2024	$11,136	$11,260
2/29/2024	$10,976	$11,100
3/31/2024	$11,089	$11,203
4/30/2024	$10,808	$10,920
5/31/2024	$10,976	$11,105
6/30/2024	$11,108	$11,210
7/31/2024	$11,314	$11,472
8/31/2024	$11,492	$11,637
9/30/2024	$11,640	$11,793
10/31/2024	$11,364	$11,500
11/30/2024	$11,482	$11,622
12/31/2024	$11,286	$11,432

Average Annual Return [Table Text Block]
IBPB2	1 Year	5 Years	10 Years
Service Class	1.18%	(0.30%)	1.22%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 373,113,721
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 1,719,453
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$373,113,721
Number of Portfolio Holdings	642
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,719,453
Average MaturityFootnote Reference§	8.47 years
DurationFootnote Reference†	5.83 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	34.2%
U.S. Government Obligations	26.2
U.S. Government Agency Obligations	25.3
Commercial Paper	11.9
Mortgage-Backed Securities	6.3
Asset-Backed Securities	4.9
Short-Term U.S. Government Obligations	4.8
Repurchase Agreements	1.3
Other Investment Company	0.8
Foreign Government Obligations	0.8
Net Other Assets (Liabilities)Footnote Reference^	(16.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	56.3%
AAA	9.8
AA	1.2
A	11.1
BBB	21.0
BB	2.6
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	12.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	3.3%
Uniform Mortgage-Backed Security, TBA, 3.00%, 01/01/2055	2.5
U.S. Treasury Bills, 4.33%, 03/20/2025	2.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 01/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 3.50%, 01/01/2055	1.9
Uniform Mortgage-Backed Security, TBA, 4.50%, 01/01/2055	1.5
Uniform Mortgage-Backed Security, TBA, 4.00%, 01/01/2055	1.4
Toronto-Dominion Bank, 5.07%, 02/19/2025	1.2
U.S. Treasury Notes, 4.00%, 01/15/2027	1.1
Svenska Handelsbanken AB, 4.94%, 03/03/2025	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021463
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

On a relative basis, the Portfolio underperformed the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) for the fiscal year ended December 31, 2024, driven by a combination of security selection and allocation decisions.

By rating categories, selection in B-rated bonds detracted the most from relative performance. The underweight allocation to CCCs and below also detracted. Throughout the year, the sub-adviser held an up-in-quality bias with an underweight to CCCs and below based on views around stretched valuations and certain other issues. This underweight weighed on the relative performance as the risk-on tone persisted and the CCC segment of the Index continued to outpace the overall market. While the up-in-quality positioning detracted from performance results in the fiscal year, the sub-adviser believed it prudent to remain cautious as valuations were stretched by historical standards and the economic outlook remained mixed.

Conversely, while the Portfolio had lower exposure to CCCs and below, the selection within this category was solid and these bonds held in the Portfolio contributed positively to Portfolio performance. In addition, underweight allocations in BB-rated and B-rated bonds contributed.

By sector, the largest contributor was energy. Although the Portfolio had a relatively neutral allocation to the energy sector versus the Index during most of the period, the security selection within this sector added value. Other sub-sector contributors during the fiscal year included insurance, finance companies and communications. Notably, the communications sector was volatile as the industry grappled with broader secular changes, including shifting media consumption behaviors. Company-specific challenges also created headwinds in the sector. While some of these positions detracted from performance during the first half of the fiscal year, security selection within communications added value in the second half as many of the Portfolio's holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals, transportation and capital goods, due to a combination of selection and allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,050	$10,190	$10,066
2/28/2015	$10,261	$10,131	$10,308
3/31/2015	$10,211	$10,173	$10,252
4/30/2015	$10,311	$10,161	$10,376
5/31/2015	$10,360	$10,143	$10,407
6/30/2015	$10,248	$10,030	$10,253
7/31/2015	$10,248	$10,088	$10,193
8/31/2015	$10,069	$10,059	$10,015
9/30/2015	$9,777	$10,098	$9,757
10/31/2015	$10,042	$10,130	$10,025
11/30/2015	$9,830	$10,093	$9,803
12/31/2015	$9,578	$10,043	$9,557
1/31/2016	$9,445	$10,154	$9,403
2/29/2016	$9,445	$10,226	$9,457
3/31/2016	$9,843	$10,351	$9,877
4/30/2016	$10,135	$10,422	$10,264
5/31/2016	$10,188	$10,430	$10,327
6/30/2016	$10,254	$10,614	$10,422
7/31/2016	$10,533	$10,701	$10,704
8/31/2016	$10,780	$10,713	$10,928
9/30/2016	$10,850	$10,715	$11,001
10/31/2016	$10,864	$10,644	$11,043
11/30/2016	$10,822	$10,405	$10,991
12/31/2016	$11,047	$10,436	$11,194
1/31/2017	$11,216	$10,472	$11,356
2/28/2017	$11,399	$10,553	$11,521
3/31/2017	$11,357	$10,550	$11,496
4/30/2017	$11,497	$10,637	$11,628
5/31/2017	$11,624	$10,719	$11,729
6/30/2017	$11,652	$10,710	$11,745
7/31/2017	$11,779	$10,764	$11,875
8/31/2017	$11,765	$10,856	$11,870
9/30/2017	$11,899	$10,831	$12,028
10/31/2017	$11,839	$10,815	$11,997
12/31/2017	$11,869	$10,863	$12,033
1/31/2018	$11,959	$10,758	$12,106
2/28/2018	$11,869	$10,656	$12,003
3/31/2018	$11,795	$10,710	$11,930
4/30/2018	$11,854	$10,638	$12,008
5/31/2018	$11,854	$10,696	$12,005
6/30/2018	$11,884	$10,681	$12,053
7/31/2018	$12,019	$10,703	$12,184
8/31/2018	$12,084	$10,756	$12,274
9/30/2018	$12,132	$10,710	$12,343
10/31/2018	$11,925	$10,620	$12,145
11/30/2018	$11,829	$10,668	$12,041
12/31/2018	$11,590	$10,835	$11,783
1/31/2019	$12,132	$10,984	$12,315
2/28/2019	$12,292	$10,996	$12,520
3/31/2019	$12,403	$11,195	$12,638
4/30/2019	$12,547	$11,210	$12,817
5/31/2019	$12,371	$11,382	$12,665
6/30/2019	$12,674	$11,543	$12,954
7/31/2019	$12,754	$11,578	$13,027
8/31/2019	$12,812	$11,840	$13,079
9/30/2019	$12,863	$11,788	$13,127
10/31/2019	$12,914	$11,826	$13,163
11/30/2019	$12,999	$11,824	$13,206
12/31/2019	$13,237	$11,842	$13,470
1/31/2020	$13,237	$12,054	$13,473
2/29/2020	$12,965	$12,235	$13,283
3/31/2020	$11,179	$11,996	$11,761
4/30/2020	$11,587	$12,236	$12,294
5/31/2020	$12,149	$12,350	$12,831
6/30/2020	$12,302	$12,453	$12,953
7/31/2020	$12,880	$12,672	$13,556
8/31/2020	$13,070	$12,599	$13,687
9/30/2020	$12,961	$12,576	$13,546
10/31/2020	$13,034	$12,531	$13,613
11/30/2020	$13,614	$12,695	$14,152
12/31/2020	$13,905	$12,739	$14,419
1/31/2021	$13,977	$12,659	$14,467
2/28/2021	$14,050	$12,495	$14,520
3/31/2021	$14,123	$12,350	$14,542
4/30/2021	$14,286	$12,454	$14,700
5/31/2021	$14,359	$12,501	$14,743
6/30/2021	$14,540	$12,592	$14,940
7/31/2021	$14,577	$12,719	$14,996
8/31/2021	$14,653	$12,710	$15,074
9/30/2021	$14,672	$12,602	$15,074
10/31/2021	$14,653	$12,591	$15,046
11/30/2021	$14,538	$12,607	$14,898
12/31/2021	$14,787	$12,598	$15,178
1/31/2022	$14,423	$12,322	$14,764
2/28/2022	$14,289	$12,154	$14,612
3/31/2022	$14,155	$11,828	$14,446
4/30/2022	$13,638	$11,387	$13,933
5/31/2022	$13,657	$11,449	$13,966
6/30/2022	$12,738	$11,221	$13,025
7/31/2022	$13,504	$11,503	$13,793
8/31/2022	$13,183	$11,204	$13,476
9/30/2022	$12,633	$10,721	$12,941
10/31/2022	$13,000	$10,603	$13,277
11/30/2022	$13,245	$10,999	$13,564
12/31/2022	$13,143	$10,961	$13,481
1/31/2023	$13,652	$11,301	$13,994
2/28/2023	$13,428	$11,024	$13,815
3/31/2023	$13,489	$11,282	$13,961
4/30/2023	$13,611	$11,351	$14,102
5/31/2023	$13,489	$11,233	$13,972
6/30/2023	$13,693	$11,216	$14,206
7/31/2023	$13,897	$11,227	$14,403
8/31/2023	$13,877	$11,160	$14,444
9/30/2023	$13,706	$10,893	$14,272
10/31/2023	$13,535	$10,730	$14,104
11/30/2023	$14,090	$11,213	$14,743
12/31/2023	$14,602	$11,638	$15,293
1/31/2024	$14,602	$11,610	$15,292
2/29/2024	$14,624	$11,471	$15,337
3/31/2024	$14,752	$11,584	$15,518
4/30/2024	$14,581	$11,313	$15,372
5/31/2024	$14,731	$11,500	$15,541
6/30/2024	$14,880	$11,606	$15,688
7/31/2024	$15,179	$11,869	$15,993
8/31/2024	$15,418	$12,044	$16,254
9/30/2024	$15,665	$12,209	$16,517
10/31/2024	$15,575	$11,932	$16,428
11/30/2024	$15,755	$12,057	$16,617
12/31/2024	$15,688	$11,875	$16,546

Average Annual Return [Table Text Block]
IXFX1	1 Year	5 Years	10 Years
Initial Class	7.43%	3.45%	4.61%
Bloomberg US Universal Bond IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 257,172,161
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,421,569
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$257,172,161
Number of Portfolio Holdings	441
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,421,569
Average MaturityFootnote Reference§	5.16 years
DurationFootnote Reference†	3.11 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	95.3%
Other Investment Company	9.5
Loan Assignments	2.5
Repurchase Agreements	1.0
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.8%
BB	49.3
B	31.6
CCC	8.0
Below CCC	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Western Digital Corp., 4.75%, 02/15/2026	0.8%
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.29%, 12/21/2065	0.7
VZ Secured Financing BV, 5.00%, 01/15/2032	0.7
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	0.7
Herc Holdings, Inc., 5.50%, 07/15/2027	0.7
CSC Holdings LLC, 5.75%, 01/15/2030	0.6
Novelis Corp., 4.75%, 01/30/2030	0.6
Constellium SE, 5.63%, 06/15/2028	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021464
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

On a relative basis, the Portfolio underperformed the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) for the fiscal year ended December 31, 2024, driven by a combination of security selection and allocation decisions.

By rating categories, selection in B-rated bonds detracted the most from relative performance. The underweight allocation to CCCs and below also detracted. Throughout the year, the sub-adviser held an up-in-quality bias with an underweight to CCCs and below based on views around stretched valuations and certain other issues. This underweight weighed on the relative performance as the risk-on tone persisted and the CCC segment of the Index continued to outpace the overall market. While the up-in-quality positioning detracted from performance results in the fiscal year, the sub-adviser believed it prudent to remain cautious as valuations were stretched by historical standards and the economic outlook remained mixed.

Conversely, while the Portfolio had lower exposure to CCCs and below, the selection within this category was solid and these bonds held in the Portfolio contributed positively to Portfolio performance. In addition, underweight allocations in BB-rated and B-rated bonds contributed.

By sector, the largest contributor was energy. Although the Portfolio had a relatively neutral allocation to the energy sector versus the Index during most of the period, the security selection within this sector added value. Other sub-sector contributors during the fiscal year included insurance, finance companies and communications. Notably, the communications sector was volatile as the industry grappled with broader secular changes, including shifting media consumption behaviors. Company-specific challenges also created headwinds in the sector. While some of these positions detracted from performance during the first half of the fiscal year, security selection within communications added value in the second half as many of the Portfolio's holdings experienced positive developments and benefited from the broader risk-on rally. The largest detractors by sub-sector included consumer cyclicals, consumer non-cyclicals, transportation and capital goods, due to a combination of selection and allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,061	$10,190	$10,066
2/28/2015	$10,258	$10,131	$10,308
3/31/2015	$10,221	$10,173	$10,252
4/30/2015	$10,319	$10,161	$10,376
5/31/2015	$10,356	$10,143	$10,407
6/30/2015	$10,233	$10,030	$10,253
7/31/2015	$10,233	$10,088	$10,193
8/31/2015	$10,067	$10,059	$10,015
9/30/2015	$9,766	$10,098	$9,757
10/31/2015	$10,041	$10,130	$10,025
11/30/2015	$9,818	$10,093	$9,803
12/31/2015	$9,570	$10,043	$9,557
1/31/2016	$9,426	$10,154	$9,403
2/29/2016	$9,426	$10,226	$9,457
3/31/2016	$9,818	$10,351	$9,877
4/30/2016	$10,106	$10,422	$10,264
5/31/2016	$10,158	$10,430	$10,327
6/30/2016	$10,224	$10,614	$10,422
7/31/2016	$10,498	$10,701	$10,704
8/31/2016	$10,743	$10,713	$10,928
9/30/2016	$10,812	$10,715	$11,001
10/31/2016	$10,826	$10,644	$11,043
11/30/2016	$10,771	$10,405	$10,991
12/31/2016	$11,006	$10,436	$11,194
1/31/2017	$11,158	$10,472	$11,356
2/28/2017	$11,351	$10,553	$11,521
3/31/2017	$11,310	$10,550	$11,496
4/30/2017	$11,434	$10,637	$11,628
5/31/2017	$11,559	$10,719	$11,729
6/30/2017	$11,586	$10,710	$11,745
7/31/2017	$11,711	$10,764	$11,875
8/31/2017	$11,697	$10,856	$11,870
9/30/2017	$11,814	$10,831	$12,028
10/31/2017	$11,770	$10,815	$11,997
12/31/2017	$11,799	$10,863	$12,033
1/31/2018	$11,873	$10,758	$12,106
2/28/2018	$11,785	$10,656	$12,003
3/31/2018	$11,712	$10,710	$11,930
4/30/2018	$11,770	$10,638	$12,008
5/31/2018	$11,770	$10,696	$12,005
6/30/2018	$11,799	$10,681	$12,053
7/31/2018	$11,916	$10,703	$12,184
8/31/2018	$11,978	$10,756	$12,274
9/30/2018	$12,024	$10,710	$12,343
10/31/2018	$11,822	$10,620	$12,145
11/30/2018	$11,729	$10,668	$12,041
12/31/2018	$11,480	$10,835	$11,783
1/31/2019	$12,009	$10,984	$12,315
2/28/2019	$12,180	$10,996	$12,520
3/31/2019	$12,289	$11,195	$12,638
4/30/2019	$12,413	$11,210	$12,817
5/31/2019	$12,258	$11,382	$12,665
6/30/2019	$12,553	$11,543	$12,954
7/31/2019	$12,615	$11,578	$13,027
8/31/2019	$12,670	$11,840	$13,079
9/30/2019	$12,720	$11,788	$13,127
10/31/2019	$12,769	$11,826	$13,163
11/30/2019	$12,852	$11,824	$13,206
12/31/2019	$13,084	$11,842	$13,470
1/31/2020	$13,084	$12,054	$13,473
2/29/2020	$12,819	$12,235	$13,283
3/31/2020	$11,033	$11,996	$11,761
4/30/2020	$11,446	$12,236	$12,294
5/31/2020	$11,992	$12,350	$12,831
6/30/2020	$12,141	$12,453	$12,953
7/31/2020	$12,720	$12,672	$13,556
8/31/2020	$12,905	$12,599	$13,687
9/30/2020	$12,799	$12,576	$13,546
10/31/2020	$12,852	$12,531	$13,613
11/30/2020	$13,414	$12,695	$14,152
12/31/2020	$13,696	$12,739	$14,419
1/31/2021	$13,766	$12,659	$14,467
2/28/2021	$13,854	$12,495	$14,520
3/31/2021	$13,907	$12,350	$14,542
4/30/2021	$14,083	$12,454	$14,700
5/31/2021	$14,135	$12,501	$14,743
6/30/2021	$14,311	$12,592	$14,940
7/31/2021	$14,346	$12,719	$14,996
8/31/2021	$14,423	$12,710	$15,074
9/30/2021	$14,441	$12,602	$15,074
10/31/2021	$14,423	$12,591	$15,046
11/30/2021	$14,312	$12,607	$14,898
12/31/2021	$14,552	$12,598	$15,178
1/31/2022	$14,182	$12,322	$14,764
2/28/2022	$14,034	$12,154	$14,612
3/31/2022	$13,905	$11,828	$14,446
4/30/2022	$13,387	$11,387	$13,933
5/31/2022	$13,424	$11,449	$13,966
6/30/2022	$12,518	$11,221	$13,025
7/31/2022	$13,276	$11,503	$13,793
8/31/2022	$12,944	$11,204	$13,476
9/30/2022	$12,396	$10,721	$12,941
10/31/2022	$12,768	$10,603	$13,277
11/30/2022	$13,003	$10,999	$13,564
12/31/2022	$12,885	$10,961	$13,481
1/31/2023	$13,375	$11,301	$13,994
2/28/2023	$13,159	$11,024	$13,815
3/31/2023	$13,218	$11,282	$13,961
4/30/2023	$13,355	$11,351	$14,102
5/31/2023	$13,218	$11,233	$13,972
6/30/2023	$13,414	$11,216	$14,206
7/31/2023	$13,610	$11,227	$14,403
8/31/2023	$13,591	$11,160	$14,444
9/30/2023	$13,427	$10,893	$14,272
10/31/2023	$13,243	$10,730	$14,104
11/30/2023	$13,795	$11,213	$14,743
12/31/2023	$14,286	$11,638	$15,293
1/31/2024	$14,286	$11,610	$15,292
2/29/2024	$14,286	$11,471	$15,337
3/31/2024	$14,429	$11,584	$15,518
4/30/2024	$14,245	$11,313	$15,372
5/31/2024	$14,408	$11,500	$15,541
6/30/2024	$14,531	$11,606	$15,688
7/31/2024	$14,817	$11,869	$15,993
8/31/2024	$15,049	$12,044	$16,254
9/30/2024	$15,306	$12,209	$16,517
10/31/2024	$15,199	$11,932	$16,428
11/30/2024	$15,392	$12,057	$16,617
12/31/2024	$15,306	$11,875	$16,546

Average Annual Return [Table Text Block]
IXFX2	1 Year	5 Years	10 Years
Service Class	7.15%	3.19%	4.35%
Bloomberg US Universal Bond IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg US Corporate High Yield 2% Issuer Capped IndexFootnote Reference(b)	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 257,172,161
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,421,569
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$257,172,161
Number of Portfolio Holdings	441
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,421,569
Average MaturityFootnote Reference§	5.16 years
DurationFootnote Reference†	3.11 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	95.3%
Other Investment Company	9.5
Loan Assignments	2.5
Repurchase Agreements	1.0
Common Stocks	0.1
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

BBB	8.8%
BB	49.3
B	31.6
CCC	8.0
Below CCC	0.1
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Western Digital Corp., 4.75%, 02/15/2026	0.8%
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 6.29%, 12/21/2065	0.7
VZ Secured Financing BV, 5.00%, 01/15/2032	0.7
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	0.7
Herc Holdings, Inc., 5.50%, 07/15/2027	0.7
CSC Holdings LLC, 5.75%, 01/15/2030	0.6
Novelis Corp., 4.75%, 01/30/2030	0.6
Constellium SE, 5.63%, 06/15/2028	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021461
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$78	0.72%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Global equity markets enjoyed a strong year in 2024 overall, and the U.S. was a key driver for this. Domestic stocks were boosted by falling interest rates, robust economic data, healthy corporate profitability and momentum behind the theme of artificial intelligence (“AI”), which drove the stock prices of many of the mega-cap technology names with exposure to the theme. As a result, growth stocks outperformed value.

Within the Russell 1000® Value Index, the top performing sectors were financials, utilities, and industrials. In contrast, basic materials was the only sector to register a negative absolute return in 2024, while health care and energy also underperformed.

The Portfolio’s performance was driven by strong stock selection. The Portfolio’s preference for higher quality companies (as defined by low debt and high returns on equity) was also beneficial, as these characteristics generally outperformed deeper value stocks.

From an allocation perspective, being overweight technology detracted from performance, but this was more than offset by having little exposure to the energy sector, which endured a disappointing year due to lower oil prices.

Among individual positions, the Portfolio’s holdings in the information technology sector added significant value, with Broadcom, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd., ADR (“TSMC”) being the most accretive. AI was a prominent theme, as these companies are involved in developing and manufacturing semiconductors used in datacenter and networking infrastructure – an area which has seen a surge in demand.

As mentioned above, financials enjoyed a solid year in 2024 and the combination of the positive backdrop and good operational performance meant Progressive Corp., Stifel Financial Corp., Citizens Financial Group, Inc. and MetLife, Inc. all added value to the Portfolio.

In contrast, Merck & Co., Inc., AGCO Corp. and Elevance Health, Inc. all detracted over the year after lowering full year guidance. Merck & Co., Inc. cited acquisition costs; AGCO Corp. saw weakness in the agricultural machinery cycle; and Elevance Health, Inc. highlighted unprecedented Medicaid costs. AGCO Corp. was sold from the Portfolio due to weakening fundamentals.

Additionally, choppy demand for housing and the prospect of more gradual interest rate cuts weighed on shares of D.R. Horton, Inc. toward year end.

The Portfolio’s underweight in energy, due to its sustainability exclusions, also aided performance.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,642	$9,722	$9,600
2/28/2015	$10,108	$10,285	$10,065
3/31/2015	$9,972	$10,180	$9,928
4/30/2015	$10,000	$10,226	$10,021
5/31/2015	$10,024	$10,368	$10,141
6/30/2015	$9,831	$10,194	$9,939
7/31/2015	$10,009	$10,365	$9,982
8/31/2015	$9,472	$9,739	$9,388
9/30/2015	$9,127	$9,455	$9,104
10/31/2015	$9,746	$10,202	$9,791
11/30/2015	$9,847	$10,258	$9,829
12/31/2015	$9,641	$10,048	$9,617
1/31/2016	$9,208	$9,481	$9,120
2/29/2016	$9,184	$9,478	$9,118
3/31/2016	$9,732	$10,145	$9,775
4/30/2016	$9,982	$10,208	$9,980
5/31/2016	$10,030	$10,391	$10,135
6/30/2016	$10,102	$10,412	$10,223
7/31/2016	$10,409	$10,825	$10,520
8/31/2016	$10,494	$10,853	$10,601
9/30/2016	$10,328	$10,870	$10,579
10/31/2016	$10,205	$10,635	$10,415
11/30/2016	$10,838	$11,111	$11,010
12/31/2016	$11,078	$11,327	$11,285
1/31/2017	$11,176	$11,541	$11,365
2/28/2017	$11,672	$11,970	$11,774
3/31/2017	$11,589	$11,978	$11,654
4/30/2017	$11,593	$12,105	$11,632
5/31/2017	$11,687	$12,229	$11,621
6/30/2017	$11,917	$12,339	$11,811
7/31/2017	$11,917	$12,572	$11,967
8/31/2017	$11,847	$12,596	$11,828
9/30/2017	$12,320	$13,185	$12,267
10/31/2017	$12,632	$13,585	$12,642
12/31/2017	$12,898	$13,721	$12,827
1/31/2018	$13,366	$14,444	$13,323
2/28/2018	$12,677	$13,912	$12,687
3/31/2018	$12,481	$13,633	$12,464
4/30/2018	$12,596	$13,684	$12,505
5/31/2018	$12,506	$14,071	$12,579
6/30/2018	$12,541	$14,163	$12,610
7/31/2018	$13,064	$14,633	$13,109
8/31/2018	$13,161	$15,147	$13,303
9/30/2018	$13,115	$15,172	$13,329
10/31/2018	$12,375	$14,055	$12,639
11/30/2018	$12,663	$14,336	$13,016
12/31/2018	$11,415	$13,002	$11,767
1/31/2019	$12,360	$14,118	$12,682
2/28/2019	$12,699	$14,614	$13,088
3/31/2019	$12,735	$14,828	$13,171
4/30/2019	$12,987	$15,420	$13,638
5/31/2019	$12,072	$14,422	$12,761
6/30/2019	$12,956	$15,435	$13,677
7/31/2019	$13,131	$15,664	$13,791
8/31/2019	$12,890	$15,345	$13,385
9/30/2019	$13,348	$15,614	$13,863
10/31/2019	$13,542	$15,950	$14,056
11/30/2019	$13,881	$16,557	$14,491
12/31/2019	$14,144	$17,035	$14,890
1/31/2020	$13,617	$17,016	$14,569
2/29/2020	$12,289	$15,623	$13,158
3/31/2020	$9,945	$13,475	$10,910
4/30/2020	$10,779	$15,259	$12,136
5/31/2020	$11,211	$16,075	$12,552
6/30/2020	$11,111	$16,443	$12,469
7/31/2020	$11,424	$17,376	$12,962
8/31/2020	$11,697	$18,635	$13,497
9/30/2020	$11,354	$17,957	$13,166
10/31/2020	$11,235	$17,569	$12,993
11/30/2020	$12,866	$19,707	$14,741
12/31/2020	$13,104	$20,593	$15,306
1/31/2021	$13,096	$20,501	$15,166
2/28/2021	$13,305	$21,142	$16,082
3/31/2021	$14,176	$21,900	$17,028
4/30/2021	$14,541	$23,029	$17,709
5/31/2021	$15,010	$23,134	$18,123
6/30/2021	$14,973	$23,705	$17,915
7/31/2021	$15,308	$24,105	$18,059
8/31/2021	$15,837	$24,793	$18,417
9/30/2021	$14,971	$23,681	$17,776
10/31/2021	$15,875	$25,282	$18,678
11/30/2021	$15,290	$24,897	$18,020
12/31/2021	$16,042	$25,877	$19,157
1/31/2022	$15,290	$24,355	$18,711
2/28/2022	$14,834	$23,741	$18,493
3/31/2022	$15,290	$24,512	$19,015
4/30/2022	$14,340	$22,312	$17,943
5/31/2022	$14,446	$22,282	$18,292
6/30/2022	$13,322	$20,418	$16,694
7/31/2022	$14,013	$22,333	$17,801
8/31/2022	$13,539	$21,500	$17,270
9/30/2022	$12,353	$19,506	$15,756
10/31/2022	$13,580	$21,106	$17,371
11/30/2022	$14,709	$22,208	$18,457
12/31/2022	$14,177	$20,907	$17,713
1/31/2023	$14,766	$22,347	$18,631
2/28/2023	$14,403	$21,825	$17,974
3/31/2023	$14,136	$22,408	$17,891
4/30/2023	$14,064	$22,647	$18,161
5/31/2023	$13,539	$22,735	$17,460
6/30/2023	$14,378	$24,288	$18,620
7/31/2023	$14,629	$25,158	$19,275
8/31/2023	$14,259	$24,673	$18,754
9/30/2023	$13,598	$23,497	$18,031
10/31/2023	$13,376	$22,875	$17,395
11/30/2023	$14,267	$25,008	$18,707
12/31/2023	$15,067	$26,334	$19,743
1/31/2024	$15,282	$26,626	$19,764
2/29/2024	$15,876	$28,067	$20,493
3/31/2024	$16,561	$28,973	$21,517
4/30/2024	$15,876	$27,698	$20,598
5/31/2024	$16,313	$29,006	$21,251
6/30/2024	$16,371	$29,904	$21,051
7/31/2024	$17,097	$30,460	$22,127
8/31/2024	$17,601	$31,123	$22,721
9/30/2024	$17,930	$31,767	$23,036
10/31/2024	$17,694	$31,534	$22,783
11/30/2024	$18,746	$33,632	$24,238
12/31/2024	$17,618	$32,604	$22,580

Average Annual Return [Table Text Block]
IBPG1	1 Year	5 Years	10 Years
Initial Class	16.93%	4.49%	5.83%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 1000® Value IndexFootnote Reference(b)	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 484,758,837
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 3,258,777
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$484,758,837
Number of Portfolio Holdings	47
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,258,777

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.3%
Industrials	18.8
Information Technology	17.2
Health Care	13.4
Consumer Staples	7.1
Materials	6.1
Consumer Discretionary	4.2
Real Estate	4.0
Communication Services	2.8
Energy	1.8
Utilities	1.1
Other Investment Company	0.6
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	4.1%
MetLife, Inc.	3.8
CME Group, Inc.	3.7
Colgate-Palmolive Co.	3.7
Gilead Sciences, Inc.	3.6
Broadcom, Inc.	3.3
Texas Instruments, Inc.	3.3
Republic Services, Inc.	3.1
Home Depot, Inc.	3.0
Microsoft Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021462
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.97%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Global equity markets enjoyed a strong year in 2024 overall, and the U.S. was a key driver for this. Domestic stocks were boosted by falling interest rates, robust economic data, healthy corporate profitability and momentum behind the theme of artificial intelligence (“AI”), which drove the stock prices of many of the mega-cap technology names with exposure to the theme. As a result, growth stocks outperformed value.

Within the Russell 1000® Value Index, the top performing sectors were financials, utilities, and industrials. In contrast, basic materials was the only sector to register a negative absolute return in 2024, while health care and energy also underperformed.

The Portfolio’s performance was driven by strong stock selection. The Portfolio’s preference for higher quality companies (as defined by low debt and high returns on equity) was also beneficial, as these characteristics generally outperformed deeper value stocks.

From an allocation perspective, being overweight technology detracted from performance, but this was more than offset by having little exposure to the energy sector, which endured a disappointing year due to lower oil prices.

Among individual positions, the Portfolio’s holdings in the information technology sector added significant value, with Broadcom, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd., ADR (“TSMC”) being the most accretive. AI was a prominent theme, as these companies are involved in developing and manufacturing semiconductors used in datacenter and networking infrastructure – an area which has seen a surge in demand.

As mentioned above, financials enjoyed a solid year in 2024 and the combination of the positive backdrop and good operational performance meant Progressive Corp., Stifel Financial Corp., Citizens Financial Group, Inc. and MetLife, Inc. all added value to the Portfolio.

In contrast, Merck & Co., Inc., AGCO Corp. and Elevance Health, Inc. all detracted over the year after lowering full year guidance. Merck & Co., Inc. cited acquisition costs; AGCO Corp. saw weakness in the agricultural machinery cycle; and Elevance Health, Inc. highlighted unprecedented Medicaid costs. AGCO Corp. was sold from the Portfolio due to weakening fundamentals.

Additionally, choppy demand for housing and the prospect of more gradual interest rate cuts weighed on shares of D.R. Horton, Inc. toward year end.

The Portfolio’s underweight in energy, due to its sustainability exclusions, also aided performance.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,638	$9,722	$9,600
2/28/2015	$10,103	$10,285	$10,065
3/31/2015	$9,962	$10,180	$9,928
4/30/2015	$9,991	$10,226	$10,021
5/31/2015	$10,009	$10,368	$10,141
6/30/2015	$9,817	$10,194	$9,939
7/31/2015	$9,995	$10,365	$9,982
8/31/2015	$9,454	$9,739	$9,388
9/30/2015	$9,109	$9,455	$9,104
10/31/2015	$9,727	$10,202	$9,791
11/30/2015	$9,823	$10,258	$9,829
12/31/2015	$9,617	$10,048	$9,617
1/31/2016	$9,181	$9,481	$9,120
2/29/2016	$9,153	$9,478	$9,118
3/31/2016	$9,698	$10,145	$9,775
4/30/2016	$9,947	$10,208	$9,980
5/31/2016	$9,990	$10,391	$10,135
6/30/2016	$10,062	$10,412	$10,223
7/31/2016	$10,368	$10,825	$10,520
8/31/2016	$10,449	$10,853	$10,601
9/30/2016	$10,283	$10,870	$10,579
10/31/2016	$10,161	$10,635	$10,415
11/30/2016	$10,786	$11,111	$11,010
12/31/2016	$11,020	$11,327	$11,285
1/31/2017	$11,117	$11,541	$11,365
2/28/2017	$11,610	$11,970	$11,774
3/31/2017	$11,522	$11,978	$11,654
4/30/2017	$11,527	$12,105	$11,632
5/31/2017	$11,610	$12,229	$11,621
6/30/2017	$11,839	$12,339	$11,811
7/31/2017	$11,839	$12,572	$11,967
8/31/2017	$11,769	$12,596	$11,828
9/30/2017	$12,228	$13,185	$12,267
10/31/2017	$12,538	$13,585	$12,642
12/31/2017	$12,797	$13,721	$12,827
1/31/2018	$13,261	$14,444	$13,323
2/28/2018	$12,578	$13,912	$12,687
3/31/2018	$12,378	$13,633	$12,464
4/30/2018	$12,488	$13,684	$12,505
5/31/2018	$12,398	$14,071	$12,579
6/30/2018	$12,433	$14,163	$12,610
7/31/2018	$12,947	$14,633	$13,109
8/31/2018	$13,040	$15,147	$13,303
9/30/2018	$12,990	$15,172	$13,329
10/31/2018	$12,258	$14,055	$12,639
11/30/2018	$12,537	$14,336	$13,016
12/31/2018	$11,302	$13,002	$11,767
1/31/2019	$12,232	$14,118	$12,682
2/28/2019	$12,563	$14,614	$13,088
3/31/2019	$12,598	$14,828	$13,171
4/30/2019	$12,847	$15,420	$13,638
5/31/2019	$11,937	$14,422	$12,761
6/30/2019	$12,807	$15,435	$13,677
7/31/2019	$12,979	$15,664	$13,791
8/31/2019	$12,742	$15,345	$13,385
9/30/2019	$13,193	$15,614	$13,863
10/31/2019	$13,379	$15,950	$14,056
11/30/2019	$13,712	$16,557	$14,491
12/31/2019	$13,966	$17,035	$14,890
1/31/2020	$13,447	$17,016	$14,569
2/29/2020	$12,130	$15,623	$13,158
3/31/2020	$9,811	$13,475	$10,910
4/30/2020	$10,634	$15,259	$12,136
5/31/2020	$11,054	$16,075	$12,552
6/30/2020	$10,955	$16,443	$12,469
7/31/2020	$11,264	$17,376	$12,962
8/31/2020	$11,530	$18,635	$13,497
9/30/2020	$11,186	$17,957	$13,166
10/31/2020	$11,069	$17,569	$12,993
11/30/2020	$12,679	$19,707	$14,741
12/31/2020	$12,906	$20,593	$15,306
1/31/2021	$12,899	$20,501	$15,166
2/28/2021	$13,104	$21,142	$16,082
3/31/2021	$13,953	$21,900	$17,028
4/30/2021	$14,312	$23,029	$17,709
5/31/2021	$14,773	$23,134	$18,123
6/30/2021	$14,729	$23,705	$17,915
7/31/2021	$15,051	$24,105	$18,059
8/31/2021	$15,567	$24,793	$18,417
9/30/2021	$14,717	$23,681	$17,776
10/31/2021	$15,597	$25,282	$18,678
11/30/2021	$15,031	$24,897	$18,020
12/31/2021	$15,761	$25,877	$19,157
1/31/2022	$15,016	$24,355	$18,711
2/28/2022	$14,568	$23,741	$18,493
3/31/2022	$15,008	$24,512	$19,015
4/30/2022	$14,076	$22,312	$17,943
5/31/2022	$14,181	$22,282	$18,292
6/30/2022	$13,070	$20,418	$16,694
7/31/2022	$13,748	$22,333	$17,801
8/31/2022	$13,279	$21,500	$17,270
9/30/2022	$12,111	$19,506	$15,756
10/31/2022	$13,319	$21,106	$17,371
11/30/2022	$14,415	$22,208	$18,457
12/31/2022	$13,895	$20,907	$17,713
1/31/2023	$14,471	$22,347	$18,631
2/28/2023	$14,116	$21,825	$17,974
3/31/2023	$13,847	$22,408	$17,891
4/30/2023	$13,768	$22,647	$18,161
5/31/2023	$13,256	$22,735	$17,460
6/30/2023	$14,076	$24,288	$18,620
7/31/2023	$14,313	$25,158	$19,275
8/31/2023	$13,949	$24,673	$18,754
9/30/2023	$13,305	$23,497	$18,031
10/31/2023	$13,080	$22,875	$17,395
11/30/2023	$13,949	$25,008	$18,707
12/31/2023	$14,729	$26,334	$19,743
1/31/2024	$14,938	$26,626	$19,764
2/29/2024	$15,517	$28,067	$20,493
3/31/2024	$16,177	$28,973	$21,517
4/30/2024	$15,501	$27,698	$20,598
5/31/2024	$15,927	$29,006	$21,251
6/30/2024	$15,984	$29,904	$21,051
7/31/2024	$16,684	$30,460	$22,127
8/31/2024	$17,174	$31,123	$22,721
9/30/2024	$17,493	$31,767	$23,036
10/31/2024	$17,264	$31,534	$22,783
11/30/2024	$18,288	$33,632	$24,238
12/31/2024	$17,174	$32,604	$22,580

Average Annual Return [Table Text Block]
IBPG2	1 Year	5 Years	10 Years
Service Class	16.60%	4.22%	5.56%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 1000® Value IndexFootnote Reference(b)	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 484,758,837
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 3,258,777
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$484,758,837
Number of Portfolio Holdings	47
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,258,777

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.3%
Industrials	18.8
Information Technology	17.2
Health Care	13.4
Consumer Staples	7.1
Materials	6.1
Consumer Discretionary	4.2
Real Estate	4.0
Communication Services	2.8
Energy	1.8
Utilities	1.1
Other Investment Company	0.6
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	4.1%
MetLife, Inc.	3.8
CME Group, Inc.	3.7
Colgate-Palmolive Co.	3.7
Gilead Sciences, Inc.	3.6
Broadcom, Inc.	3.3
Texas Instruments, Inc.	3.3
Republic Services, Inc.	3.1
Home Depot, Inc.	3.0
Microsoft Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021497
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$56	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, performance relative to the Bloomberg US Government Index (“Index”) was driven by the Portfolio’s overweight to credit. This positioning led the Portfolio to generate additional yield and to benefit from credit spread compression over the period as compared to the Index. At a sector level, the ex-Index allocation to commercial mortgage-backed securities was a significant contributor to relative returns. Exposure to cash equivalent securities also contributed to performance.

Yield curve factors detracted from relative performance over the fiscal year. While the Portfolio’s duration and curve positioning were relatively in line with the Index during the period, the Portfolio’s ex-Index exposure to agency residential mortgage-backed securities (agency “RMBS”) detracted from relative returns when looking at yield curve factors in isolation. That occurred because agency RMBS exhibit negative convexity, which means their duration increases as rates rise, causing their value to decline more rapidly than bonds with positive convexity.

Positioning within government securities, including exposures obtained through interest rate futures, detracted from performance relative to the Index. During the fiscal year, the Portfolio held longer-duration securities in government securities relative to the Index’s duration profile for the sector. This positioning negatively impacted relative performance given the shift higher in rates over the year.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Allocations to commercial-mortgage-backed securities (“CMBS”) increased through the addition of exposure to high-quality agency CMBS backed by mortgage loans on multi-family properties. Investment grade corporate credit exposure decreased during year, mostly from the banking industry.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Government Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,214	$10,190	$10,250
2/28/2015	$10,099	$10,131	$10,098
3/31/2015	$10,148	$10,173	$10,160
4/30/2015	$10,107	$10,161	$10,110
5/31/2015	$10,082	$10,143	$10,093
6/30/2015	$9,984	$10,030	$10,008
7/31/2015	$10,049	$10,088	$10,088
8/31/2015	$10,044	$10,059	$10,093
9/30/2015	$10,111	$10,098	$10,179
10/31/2015	$10,086	$10,130	$10,143
11/30/2015	$10,044	$10,093	$10,103
12/31/2015	$10,010	$10,043	$10,086
1/31/2016	$10,170	$10,154	$10,295
2/29/2016	$10,238	$10,226	$10,384
3/31/2016	$10,272	$10,351	$10,400
4/30/2016	$10,263	$10,422	$10,390
5/31/2016	$10,263	$10,430	$10,390
6/30/2016	$10,449	$10,614	$10,612
7/31/2016	$10,491	$10,701	$10,654
8/31/2016	$10,448	$10,713	$10,598
9/30/2016	$10,422	$10,715	$10,586
10/31/2016	$10,312	$10,644	$10,473
11/30/2016	$10,048	$10,405	$10,202
12/31/2016	$10,040	$10,436	$10,191
1/31/2017	$10,065	$10,472	$10,215
2/28/2017	$10,116	$10,553	$10,265
3/31/2017	$10,108	$10,550	$10,261
4/30/2017	$10,176	$10,637	$10,331
5/31/2017	$10,252	$10,719	$10,397
6/30/2017	$10,244	$10,710	$10,381
7/31/2017	$10,261	$10,764	$10,399
8/31/2017	$10,364	$10,856	$10,509
9/30/2017	$10,287	$10,831	$10,409
10/31/2017	$10,278	$10,815	$10,394
12/31/2017	$10,307	$10,863	$10,426
1/31/2018	$10,182	$10,758	$10,287
2/28/2018	$10,105	$10,656	$10,211
3/31/2018	$10,172	$10,710	$10,306
4/30/2018	$10,096	$10,638	$10,223
5/31/2018	$10,182	$10,696	$10,314
6/30/2018	$10,172	$10,681	$10,316
7/31/2018	$10,134	$10,703	$10,274
8/31/2018	$10,205	$10,756	$10,352
9/30/2018	$10,116	$10,710	$10,257
10/31/2018	$10,056	$10,620	$10,209
11/30/2018	$10,135	$10,668	$10,299
12/31/2018	$10,333	$10,835	$10,518
1/31/2019	$10,383	$10,984	$10,567
2/28/2019	$10,363	$10,996	$10,539
3/31/2019	$10,561	$11,195	$10,739
4/30/2019	$10,531	$11,210	$10,710
5/31/2019	$10,758	$11,382	$10,959
6/30/2019	$10,857	$11,543	$11,060
7/31/2019	$10,847	$11,578	$11,047
8/31/2019	$11,197	$11,840	$11,419
9/30/2019	$11,116	$11,788	$11,323
10/31/2019	$11,116	$11,826	$11,331
11/30/2019	$11,086	$11,824	$11,298
12/31/2019	$11,015	$11,842	$11,236
1/31/2020	$11,288	$12,054	$11,508
2/29/2020	$11,540	$12,235	$11,809
3/31/2020	$11,731	$11,996	$12,144
4/30/2020	$11,852	$12,236	$12,220
5/31/2020	$11,832	$12,350	$12,191
6/30/2020	$11,903	$12,453	$12,203
7/31/2020	$12,034	$12,672	$12,339
8/31/2020	$11,963	$12,599	$12,208
9/30/2020	$11,973	$12,576	$12,225
10/31/2020	$11,881	$12,531	$12,113
11/30/2020	$11,963	$12,695	$12,155
12/31/2020	$12,004	$12,739	$12,129
1/31/2021	$11,922	$12,659	$12,017
2/28/2021	$11,675	$12,495	$11,804
3/31/2021	$11,562	$12,350	$11,626
4/30/2021	$11,665	$12,454	$11,712
5/31/2021	$11,686	$12,501	$11,752
6/30/2021	$11,747	$12,592	$11,825
7/31/2021	$11,860	$12,719	$11,983
8/31/2021	$11,841	$12,710	$11,962
9/30/2021	$11,728	$12,602	$11,835
10/31/2021	$11,717	$12,591	$11,825
11/30/2021	$11,773	$12,607	$11,913
12/31/2021	$11,717	$12,598	$11,853
1/31/2022	$11,491	$12,322	$11,631
2/28/2022	$11,367	$12,154	$11,554
3/31/2022	$11,051	$11,828	$11,197
4/30/2022	$10,712	$11,387	$10,856
5/31/2022	$10,712	$11,449	$10,877
6/30/2022	$10,611	$11,221	$10,781
7/31/2022	$10,780	$11,503	$10,952
8/31/2022	$10,510	$11,204	$10,683
9/30/2022	$10,122	$10,721	$10,318
10/31/2022	$9,962	$10,603	$10,176
11/30/2022	$10,213	$10,999	$10,445
12/31/2022	$10,191	$10,961	$10,392
1/31/2023	$10,430	$11,301	$10,650
2/28/2023	$10,202	$11,024	$10,404
3/31/2023	$10,465	$11,282	$10,702
4/30/2023	$10,522	$11,351	$10,759
5/31/2023	$10,407	$11,233	$10,636
6/30/2023	$10,339	$11,216	$10,557
7/31/2023	$10,293	$11,227	$10,521
8/31/2023	$10,250	$11,160	$10,469
9/30/2023	$10,029	$10,893	$10,242
10/31/2023	$9,924	$10,730	$10,121
11/30/2023	$10,238	$11,213	$10,468
12/31/2023	$10,598	$11,638	$10,817
1/31/2024	$10,575	$11,610	$10,788
2/29/2024	$10,435	$11,471	$10,648
3/31/2024	$10,505	$11,584	$10,716
4/30/2024	$10,261	$11,313	$10,470
5/31/2024	$10,401	$11,500	$10,621
6/30/2024	$10,528	$11,606	$10,728
7/31/2024	$10,703	$11,869	$10,961
8/31/2024	$10,862	$12,044	$11,100
9/30/2024	$10,983	$12,209	$11,233
10/31/2024	$10,717	$11,932	$10,968
11/30/2024	$10,802	$12,057	$11,053
12/31/2024	$10,633	$11,875	$10,885

Average Annual Return [Table Text Block]
IBDH1	1 Year	5 Years	10 Years
Initial Class	0.33%	(0.70%)	0.62%
Bloomberg US Universal Bond IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg US Government IndexFootnote Reference(b)	0.62%	(0.63%)	0.85%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 224,548,201
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,320,516
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$224,548,201
Number of Portfolio Holdings	98
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,320,516
Average MaturityFootnote Reference§	6.46 years
DurationFootnote Reference†	5.64 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.2%
U.S. Government Agency Obligations	39.2
Repurchase Agreements	6.8
Other Investment Company	5.6
Corporate Debt Securities	2.2
Mortgage-Backed Securities	0.9
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(10.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	94.4%
AAA	1.0
A	2.0
BBB	0.2
BB	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Home Loan Banks, 2.38%, 03/14/2025	11.1%
U.S. Treasury Notes, 1.88%, 02/28/2027	4.4
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	4.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 01/01/2040	3.2
Federal National Mortgage Association, 0.88%, 08/05/2030	3.1
U.S. Treasury Notes, 1.25%, 11/30/2026	2.6
Tennessee Valley Authority, 2.88%, 02/01/2027	2.6
Tennessee Valley Authority, 4.88%, 01/15/2048	2.5
Federal Home Loan Banks, 4.75%, 12/10/2032	2.2
U.S. Treasury Notes, 4.63%, 05/31/2031	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021498
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, performance relative to the Bloomberg US Government Index (“Index”) was driven by the Portfolio’s overweight to credit. This positioning led the Portfolio to generate additional yield and to benefit from credit spread compression over the period as compared to the Index. At a sector level, the ex-Index allocation to commercial mortgage-backed securities was a significant contributor to relative returns. Exposure to cash equivalent securities also contributed to performance.

Yield curve factors detracted from relative performance over the fiscal year. While the Portfolio’s duration and curve positioning were relatively in line with the Index during the period, the Portfolio’s ex-Index exposure to agency residential mortgage-backed securities (agency “RMBS”) detracted from relative returns when looking at yield curve factors in isolation. That occurred because agency RMBS exhibit negative convexity, which means their duration increases as rates rise, causing their value to decline more rapidly than bonds with positive convexity.

Positioning within government securities, including exposures obtained through interest rate futures, detracted from performance relative to the Index. During the fiscal year, the Portfolio held longer-duration securities in government securities relative to the Index’s duration profile for the sector. This positioning negatively impacted relative performance given the shift higher in rates over the year.

Over the fiscal year, the sub-adviser adjusted allocations to reflect developments in the economic environment and evolving views on relative value across sectors. Allocations to commercial-mortgage-backed securities (“CMBS”) increased through the addition of exposure to high-quality agency CMBS backed by mortgage loans on multi-family properties. Investment grade corporate credit exposure decreased during year, mostly from the banking industry.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Government Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,217	$10,190	$10,250
2/28/2015	$10,096	$10,131	$10,098
3/31/2015	$10,145	$10,173	$10,160
4/30/2015	$10,096	$10,161	$10,110
5/31/2015	$10,072	$10,143	$10,093
6/30/2015	$9,976	$10,030	$10,008
7/31/2015	$10,040	$10,088	$10,088
8/31/2015	$10,032	$10,059	$10,093
9/30/2015	$10,089	$10,098	$10,179
10/31/2015	$10,065	$10,130	$10,143
11/30/2015	$10,024	$10,093	$10,103
12/31/2015	$9,982	$10,043	$10,086
1/31/2016	$10,147	$10,154	$10,295
2/29/2016	$10,204	$10,226	$10,384
3/31/2016	$10,237	$10,351	$10,400
4/30/2016	$10,221	$10,422	$10,390
5/31/2016	$10,221	$10,430	$10,390
6/30/2016	$10,410	$10,614	$10,612
7/31/2016	$10,451	$10,701	$10,654
8/31/2016	$10,401	$10,713	$10,598
9/30/2016	$10,376	$10,715	$10,586
10/31/2016	$10,261	$10,644	$10,473
11/30/2016	$10,005	$10,405	$10,202
12/31/2016	$9,996	$10,436	$10,191
1/31/2017	$10,013	$10,472	$10,215
2/28/2017	$10,063	$10,553	$10,265
3/31/2017	$10,063	$10,550	$10,261
4/30/2017	$10,129	$10,637	$10,331
5/31/2017	$10,195	$10,719	$10,397
6/30/2017	$10,178	$10,710	$10,381
7/31/2017	$10,203	$10,764	$10,399
8/31/2017	$10,306	$10,856	$10,509
9/30/2017	$10,223	$10,831	$10,409
10/31/2017	$10,205	$10,815	$10,394
12/31/2017	$10,232	$10,863	$10,426
1/31/2018	$10,112	$10,758	$10,287
2/28/2018	$10,029	$10,656	$10,211
3/31/2018	$10,103	$10,710	$10,306
4/30/2018	$10,020	$10,638	$10,223
5/31/2018	$10,103	$10,696	$10,314
6/30/2018	$10,094	$10,681	$10,316
7/31/2018	$10,047	$10,703	$10,274
8/31/2018	$10,120	$10,756	$10,352
9/30/2018	$10,035	$10,710	$10,257
10/31/2018	$9,968	$10,620	$10,209
11/30/2018	$10,044	$10,668	$10,299
12/31/2018	$10,234	$10,835	$10,518
1/31/2019	$10,291	$10,984	$10,567
2/28/2019	$10,262	$10,996	$10,539
3/31/2019	$10,452	$11,195	$10,739
4/30/2019	$10,423	$11,210	$10,710
5/31/2019	$10,651	$11,382	$10,959
6/30/2019	$10,736	$11,543	$11,060
7/31/2019	$10,736	$11,578	$11,047
8/31/2019	$11,076	$11,840	$11,419
9/30/2019	$10,990	$11,788	$11,323
10/31/2019	$10,980	$11,826	$11,331
11/30/2019	$10,951	$11,824	$11,298
12/31/2019	$10,883	$11,842	$11,236
1/31/2020	$11,154	$12,054	$11,508
2/29/2020	$11,395	$12,235	$11,809
3/31/2020	$11,588	$11,996	$12,144
4/30/2020	$11,704	$12,236	$12,220
5/31/2020	$11,684	$12,350	$12,191
6/30/2020	$11,752	$12,453	$12,203
7/31/2020	$11,877	$12,672	$12,339
8/31/2020	$11,807	$12,599	$12,208
9/30/2020	$11,807	$12,576	$12,225
10/31/2020	$11,718	$12,531	$12,113
11/30/2020	$11,797	$12,695	$12,155
12/31/2020	$11,826	$12,739	$12,129
1/31/2021	$11,748	$12,659	$12,017
2/28/2021	$11,503	$12,495	$11,804
3/31/2021	$11,395	$12,350	$11,626
4/30/2021	$11,483	$12,454	$11,712
5/31/2021	$11,513	$12,501	$11,752
6/30/2021	$11,562	$12,592	$11,825
7/31/2021	$11,670	$12,719	$11,983
8/31/2021	$11,655	$12,710	$11,962
9/30/2021	$11,537	$12,602	$11,835
10/31/2021	$11,516	$12,591	$11,825
11/30/2021	$11,580	$12,607	$11,913
12/31/2021	$11,527	$12,598	$11,853
1/31/2022	$11,302	$12,322	$11,631
2/28/2022	$11,174	$12,154	$11,554
3/31/2022	$10,853	$11,828	$11,197
4/30/2022	$10,522	$11,387	$10,856
5/31/2022	$10,522	$11,449	$10,877
6/30/2022	$10,415	$11,221	$10,781
7/31/2022	$10,586	$11,503	$10,952
8/31/2022	$10,317	$11,204	$10,683
9/30/2022	$9,940	$10,721	$10,318
10/31/2022	$9,778	$10,603	$10,176
11/30/2022	$10,026	$10,999	$10,445
12/31/2022	$9,994	$10,961	$10,392
1/31/2023	$10,220	$11,301	$10,650
2/28/2023	$10,005	$11,024	$10,404
3/31/2023	$10,264	$11,282	$10,702
4/30/2023	$10,307	$11,351	$10,759
5/31/2023	$10,199	$11,233	$10,636
6/30/2023	$10,134	$11,216	$10,557
7/31/2023	$10,091	$11,227	$10,521
8/31/2023	$10,034	$11,160	$10,469
9/30/2023	$9,815	$10,893	$10,242
10/31/2023	$9,706	$10,730	$10,121
11/30/2023	$10,023	$11,213	$10,468
12/31/2023	$10,363	$11,638	$10,817
1/31/2024	$10,341	$11,610	$10,788
2/29/2024	$10,198	$11,471	$10,648
3/31/2024	$10,275	$11,584	$10,716
4/30/2024	$10,034	$11,313	$10,470
5/31/2024	$10,166	$11,500	$10,621
6/30/2024	$10,286	$11,606	$10,728
7/31/2024	$10,450	$11,869	$10,961
8/31/2024	$10,616	$12,044	$11,100
9/30/2024	$10,718	$12,209	$11,233
10/31/2024	$10,470	$11,932	$10,968
11/30/2024	$10,549	$12,057	$11,053
12/31/2024	$10,379	$11,875	$10,885

Average Annual Return [Table Text Block]
IBDH2	1 Year	5 Years	10 Years
Service Class	0.16%	(0.94%)	0.37%
Bloomberg US Universal Bond IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg US Government IndexFootnote Reference(b)	0.62%	(0.63%)	0.85%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 224,548,201
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,320,516
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$224,548,201
Number of Portfolio Holdings	98
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,320,516
Average MaturityFootnote Reference§	6.46 years
DurationFootnote Reference†	5.64 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.2%
U.S. Government Agency Obligations	39.2
Repurchase Agreements	6.8
Other Investment Company	5.6
Corporate Debt Securities	2.2
Mortgage-Backed Securities	0.9
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	(10.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	94.4%
AAA	1.0
A	2.0
BBB	0.2
BB	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Home Loan Banks, 2.38%, 03/14/2025	11.1%
U.S. Treasury Notes, 1.88%, 02/28/2027	4.4
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	4.0
Uniform Mortgage-Backed Security, TBA, 3.50%, 01/01/2040	3.2
Federal National Mortgage Association, 0.88%, 08/05/2030	3.1
U.S. Treasury Notes, 1.25%, 11/30/2026	2.6
Tennessee Valley Authority, 2.88%, 02/01/2027	2.6
Tennessee Valley Authority, 4.88%, 01/15/2048	2.5
Federal Home Loan Banks, 4.75%, 12/10/2032	2.2
U.S. Treasury Notes, 4.63%, 05/31/2031	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021493
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$30	0.29%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
AssetsNet	$ 741,837,165
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,906,085
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$741,837,165
Number of Portfolio Holdings	100
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,906,085
Average MaturityFootnote Reference§	0.16 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	39.3%
Short-Term U.S. Government Obligations	34.5
U.S. Government Obligations	10.3
Short-Term U.S. Government Agency Obligations	9.2
U.S. Government Agency Obligations	6.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.3%
U.S. Treasury Bills, 4.41%, 05/08/2025	2.1
U.S. Treasury Bills, 4.56%, 03/04/2025	2.0
U.S. Treasury Floating Rate Notes, 4.48%, 01/31/2025	2.0
U.S. Treasury Bills, 4.31%, 06/20/2025	1.8
U.S. Treasury Bills, 4.50%, 05/29/2025	1.8
U.S. Treasury Floating Rate Notes, 4.48%, 10/31/2026	1.7
U.S. Treasury Bills, 4.34%, 02/11/2025	1.7
U.S. Treasury Bills, 4.51%, 03/25/2025	1.6
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021494
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.54%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
AssetsNet	$ 741,837,165
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,906,085
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$741,837,165
Number of Portfolio Holdings	100
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,906,085
Average MaturityFootnote Reference§	0.16 years
DurationFootnote Reference†	0.07 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	39.3%
Short-Term U.S. Government Obligations	34.5
U.S. Government Obligations	10.3
Short-Term U.S. Government Agency Obligations	9.2
U.S. Government Agency Obligations	6.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Floating Rate Notes, 4.40%, 07/31/2025	2.3%
U.S. Treasury Bills, 4.41%, 05/08/2025	2.1
U.S. Treasury Bills, 4.56%, 03/04/2025	2.0
U.S. Treasury Floating Rate Notes, 4.48%, 01/31/2025	2.0
U.S. Treasury Bills, 4.31%, 06/20/2025	1.8
U.S. Treasury Bills, 4.50%, 05/29/2025	1.8
U.S. Treasury Floating Rate Notes, 4.48%, 10/31/2026	1.7
U.S. Treasury Bills, 4.34%, 02/11/2025	1.7
U.S. Treasury Bills, 4.51%, 03/25/2025	1.6
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.5

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099459
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$52	0.50%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns over the fiscal year ended December 31, 2024. An equity overweight contributed to performance as U.S. equity markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added to performance in August after a sharp selloff also contributed to Portfolio performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation. The Portfolio did engage in volatility control during the month of August given the rapid sell off in equities, which detracted modestly from returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,028	$10,210	$9,722
2/28/2015	$10,147	$10,114	$10,285
3/31/2015	$10,101	$10,161	$10,180
4/30/2015	$10,120	$10,124	$10,226
5/31/2015	$10,120	$10,100	$10,368
6/30/2015	$9,991	$9,990	$10,194
7/31/2015	$10,111	$10,059	$10,365
8/31/2015	$9,777	$10,045	$9,739
9/30/2015	$9,738	$10,113	$9,455
10/31/2015	$9,911	$10,114	$10,202
11/30/2015	$9,873	$10,088	$10,258
12/31/2015	$9,787	$10,055	$10,048
1/31/2016	$9,710	$10,193	$9,481
2/29/2016	$9,758	$10,266	$9,478
3/31/2016	$9,969	$10,360	$10,145
4/30/2016	$9,998	$10,400	$10,208
5/31/2016	$10,017	$10,402	$10,391
6/30/2016	$10,113	$10,589	$10,412
7/31/2016	$10,267	$10,656	$10,825
8/31/2016	$10,243	$10,644	$10,853
9/30/2016	$10,253	$10,638	$10,870
10/31/2016	$10,087	$10,556	$10,635
11/30/2016	$9,990	$10,307	$11,111
12/31/2016	$10,068	$10,321	$11,327
1/31/2017	$10,195	$10,341	$11,541
2/28/2017	$10,380	$10,411	$11,970
3/31/2017	$10,419	$10,405	$11,978
4/30/2017	$10,526	$10,486	$12,105
5/31/2017	$10,653	$10,566	$12,229
6/30/2017	$10,682	$10,556	$12,339
7/31/2017	$10,819	$10,601	$12,572
8/31/2017	$10,879	$10,696	$12,596
9/30/2017	$10,949	$10,645	$12,903
10/31/2017	$11,059	$10,652	$13,185
11/30/2017	$11,178	$10,638	$13,585
12/31/2017	$11,268	$10,687	$13,721
1/31/2018	$11,487	$10,564	$14,444
2/28/2018	$11,158	$10,464	$13,912
3/31/2018	$11,128	$10,531	$13,633
4/30/2018	$11,059	$10,452	$13,684
5/31/2018	$11,138	$10,527	$14,071
6/30/2018	$11,108	$10,514	$14,163
7/31/2018	$11,228	$10,516	$14,633
8/31/2018	$11,349	$10,584	$15,147
9/30/2018	$11,339	$10,516	$15,172
10/31/2018	$10,944	$10,433	$14,055
11/30/2018	$11,035	$10,495	$14,336
12/31/2018	$10,974	$10,688	$13,002
1/31/2019	$11,248	$10,801	$14,118
2/28/2019	$11,329	$10,795	$14,614
3/31/2019	$11,501	$11,002	$14,828
4/30/2019	$11,623	$11,005	$15,420
5/31/2019	$11,481	$11,201	$14,422
6/30/2019	$11,765	$11,341	$15,435
7/31/2019	$11,795	$11,366	$15,664
8/31/2019	$11,828	$11,661	$15,345
9/30/2019	$11,817	$11,599	$15,614
10/31/2019	$11,907	$11,634	$15,950
11/30/2019	$12,064	$11,628	$16,557
12/31/2019	$12,232	$11,620	$17,035
1/31/2020	$12,311	$11,843	$17,016
2/29/2020	$11,952	$12,056	$15,623
3/31/2020	$11,311	$11,985	$13,475
4/30/2020	$11,794	$12,198	$15,259
5/31/2020	$11,985	$12,255	$16,075
6/30/2020	$12,131	$12,332	$16,443
7/31/2020	$12,423	$12,517	$17,376
8/31/2020	$12,645	$12,416	$18,635
9/30/2020	$12,482	$12,409	$17,957
10/31/2020	$12,330	$12,353	$17,569
11/30/2020	$12,843	$12,475	$19,707
12/31/2020	$13,088	$12,492	$20,593
1/31/2021	$13,018	$12,402	$20,501
2/28/2021	$13,006	$12,223	$21,142
3/31/2021	$13,006	$12,071	$21,900
4/30/2021	$13,309	$12,166	$23,029
5/31/2021	$13,379	$12,206	$23,134
6/30/2021	$13,542	$12,291	$23,705
7/31/2021	$13,694	$12,429	$24,105
8/31/2021	$13,846	$12,405	$24,793
9/30/2021	$13,474	$12,298	$23,681
10/31/2021	$13,798	$12,294	$25,282
11/30/2021	$13,666	$12,331	$24,897
12/31/2021	$13,870	$12,299	$25,877
1/31/2022	$13,402	$12,034	$24,355
2/28/2022	$13,186	$11,900	$23,741
3/31/2022	$12,970	$11,569	$24,512
4/30/2022	$12,346	$11,130	$22,312
5/31/2022	$12,406	$11,202	$22,282
6/30/2022	$11,974	$11,026	$20,418
7/31/2022	$12,346	$11,296	$22,333
8/31/2022	$11,993	$10,977	$21,500
9/30/2022	$11,455	$10,502	$19,506
10/31/2022	$11,540	$10,366	$21,106
11/30/2022	$11,979	$10,748	$22,208
12/31/2022	$11,781	$10,699	$20,907
1/31/2023	$12,219	$11,028	$22,347
2/28/2023	$11,922	$10,743	$21,825
3/31/2023	$12,262	$11,016	$22,408
4/30/2023	$12,375	$11,083	$22,647
5/31/2023	$12,233	$10,962	$22,735
6/30/2023	$12,488	$10,923	$24,288
7/31/2023	$12,629	$10,915	$25,158
8/31/2023	$12,451	$10,846	$24,673
9/30/2023	$12,048	$10,570	$23,497
10/31/2023	$11,803	$10,403	$22,875
11/30/2023	$12,465	$10,874	$25,008
12/31/2023	$12,983	$11,291	$26,334
1/31/2024	$12,983	$11,260	$26,626
2/29/2024	$13,098	$11,100	$28,067
3/31/2024	$13,343	$11,203	$28,973
4/30/2024	$12,926	$10,920	$27,698
5/31/2024	$13,314	$11,105	$29,006
6/30/2024	$13,458	$11,210	$29,904
7/31/2024	$13,775	$11,472	$30,460
8/31/2024	$14,002	$11,637	$31,123
9/30/2024	$14,193	$11,793	$31,767
10/31/2024	$13,854	$11,500	$31,534
11/30/2024	$14,164	$11,622	$33,632
12/31/2024	$13,854	$11,432	$32,604

Average Annual Return [Table Text Block]
I3CB1	1 Year	5 Years	10 Years
Initial Class	6.71%	2.52%	3.31%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 3000®IndexFootnote Reference(b)	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 205,888,010
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 984,077
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$205,888,010
Number of Portfolio Holdings	12
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (net of waivers and reimbursements)	$984,077

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	57.3%
U.S. Equity Funds	25.9
International Equity Funds	14.1
Other Investment Company	2.9
Repurchase Agreements	2.4
Net Other Assets (Liabilities)Footnote Reference^	(2.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	35.1%
iShares Core S&P 500 ETF	22.1
iShares MSCI EAFE ETF	8.1
iShares U.S. Treasury Bond ETF	7.1
iShares Short Treasury Bond ETF	6.7
iShares 7-10 Year Treasury Bond ETF	4.3
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.2
iShares Russell 2000 ETF	3.8
iShares Core MSCI EAFE ETF	3.7
iShares MSCI Eurozone ETF	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099460
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.75%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns over the fiscal year ended December 31, 2024. An equity overweight contributed to performance as U.S. equity markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added to performance in August after a sharp selloff also contributed to Portfolio performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation. The Portfolio did engage in volatility control during the month of August given the rapid sell off in equities, which detracted modestly from returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,037	$10,210	$9,722
2/28/2015	$10,148	$10,114	$10,285
3/31/2015	$10,102	$10,161	$10,180
4/30/2015	$10,121	$10,124	$10,226
5/31/2015	$10,121	$10,100	$10,368
6/30/2015	$9,991	$9,990	$10,194
7/31/2015	$10,102	$10,059	$10,365
8/31/2015	$9,764	$10,045	$9,739
9/30/2015	$9,725	$10,113	$9,455
10/31/2015	$9,899	$10,114	$10,202
11/30/2015	$9,861	$10,088	$10,258
12/31/2015	$9,764	$10,055	$10,048
1/31/2016	$9,687	$10,193	$9,481
2/29/2016	$9,735	$10,266	$9,478
3/31/2016	$9,947	$10,360	$10,145
4/30/2016	$9,967	$10,400	$10,208
5/31/2016	$9,986	$10,402	$10,391
6/30/2016	$10,083	$10,589	$10,412
7/31/2016	$10,237	$10,656	$10,825
8/31/2016	$10,208	$10,644	$10,853
9/30/2016	$10,218	$10,638	$10,870
10/31/2016	$10,052	$10,556	$10,635
11/30/2016	$9,944	$10,307	$11,111
12/31/2016	$10,022	$10,321	$11,327
1/31/2017	$10,140	$10,341	$11,541
2/28/2017	$10,326	$10,411	$11,970
3/31/2017	$10,365	$10,405	$11,978
4/30/2017	$10,472	$10,486	$12,105
5/31/2017	$10,599	$10,566	$12,229
6/30/2017	$10,629	$10,556	$12,339
7/31/2017	$10,756	$10,601	$12,572
8/31/2017	$10,817	$10,696	$12,596
9/30/2017	$10,876	$10,645	$12,903
10/31/2017	$10,986	$10,652	$13,185
11/30/2017	$11,105	$10,638	$13,585
12/31/2017	$11,195	$10,687	$13,721
1/31/2018	$11,404	$10,564	$14,444
2/28/2018	$11,075	$10,464	$13,912
3/31/2018	$11,046	$10,531	$13,633
4/30/2018	$10,976	$10,452	$13,684
5/31/2018	$11,046	$10,527	$14,071
6/30/2018	$11,026	$10,514	$14,163
7/31/2018	$11,135	$10,516	$14,633
8/31/2018	$11,256	$10,584	$15,147
9/30/2018	$11,235	$10,516	$15,172
10/31/2018	$10,851	$10,433	$14,055
11/30/2018	$10,942	$10,495	$14,336
12/31/2018	$10,871	$10,688	$13,002
1/31/2019	$11,144	$10,801	$14,118
2/28/2019	$11,215	$10,795	$14,614
3/31/2019	$11,387	$11,002	$14,828
4/30/2019	$11,498	$11,005	$15,420
5/31/2019	$11,367	$11,201	$14,422
6/30/2019	$11,640	$11,341	$15,435
7/31/2019	$11,670	$11,366	$15,664
8/31/2019	$11,690	$11,661	$15,345
9/30/2019	$11,690	$11,599	$15,614
10/31/2019	$11,769	$11,634	$15,950
11/30/2019	$11,914	$11,628	$16,557
12/31/2019	$12,093	$11,620	$17,035
1/31/2020	$12,160	$11,843	$17,016
2/29/2020	$11,802	$12,056	$15,623
3/31/2020	$11,176	$11,985	$13,475
4/30/2020	$11,646	$12,198	$15,259
5/31/2020	$11,836	$12,255	$16,075
6/30/2020	$11,970	$12,332	$16,443
7/31/2020	$12,249	$12,517	$17,376
8/31/2020	$12,469	$12,416	$18,635
9/30/2020	$12,307	$12,409	$17,957
10/31/2020	$12,168	$12,353	$17,569
11/30/2020	$12,654	$12,475	$19,707
12/31/2020	$12,897	$12,492	$20,593
1/31/2021	$12,828	$12,402	$20,501
2/28/2021	$12,816	$12,223	$21,142
3/31/2021	$12,816	$12,071	$21,900
4/30/2021	$13,117	$12,166	$23,029
5/31/2021	$13,175	$12,206	$23,134
6/30/2021	$13,337	$12,291	$23,705
7/31/2021	$13,487	$12,429	$24,105
8/31/2021	$13,626	$12,405	$24,793
9/30/2021	$13,258	$12,298	$23,681
10/31/2021	$13,578	$12,294	$25,282
11/30/2021	$13,436	$12,331	$24,897
12/31/2021	$13,638	$12,299	$25,877
1/31/2022	$13,175	$12,034	$24,355
2/28/2022	$12,961	$11,900	$23,741
3/31/2022	$12,747	$11,569	$24,512
4/30/2022	$12,129	$11,130	$22,312
5/31/2022	$12,189	$11,202	$22,282
6/30/2022	$11,761	$11,026	$20,418
7/31/2022	$12,117	$11,296	$22,333
8/31/2022	$11,762	$10,977	$21,500
9/30/2022	$11,232	$10,502	$19,506
10/31/2022	$11,329	$10,366	$21,106
11/30/2022	$11,748	$10,748	$22,208
12/31/2022	$11,553	$10,699	$20,907
1/31/2023	$11,986	$11,028	$22,347
2/28/2023	$11,693	$10,743	$21,825
3/31/2023	$12,014	$11,016	$22,408
4/30/2023	$12,126	$11,083	$22,647
5/31/2023	$11,986	$10,962	$22,735
6/30/2023	$12,223	$10,923	$24,288
7/31/2023	$12,377	$10,915	$25,158
8/31/2023	$12,193	$10,846	$24,673
9/30/2023	$11,796	$10,570	$23,497
10/31/2023	$11,555	$10,403	$22,875
11/30/2023	$12,193	$10,874	$25,008
12/31/2023	$12,703	$11,291	$26,334
1/31/2024	$12,703	$11,260	$26,626
2/29/2024	$12,817	$11,100	$28,067
3/31/2024	$13,058	$11,203	$28,973
4/30/2024	$12,647	$10,920	$27,698
5/31/2024	$13,015	$11,105	$29,006
6/30/2024	$13,157	$11,210	$29,904
7/31/2024	$13,455	$11,472	$30,460
8/31/2024	$13,670	$11,637	$31,123
9/30/2024	$13,859	$11,793	$31,767
10/31/2024	$13,525	$11,500	$31,534
11/30/2024	$13,830	$11,622	$33,632
12/31/2024	$13,525	$11,432	$32,604

Average Annual Return [Table Text Block]
I3CB2	1 Year	5 Years	10 Years
Service Class	6.47%	2.26%	3.07%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 3000®IndexFootnote Reference(b)	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 205,888,010
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 984,077
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$205,888,010
Number of Portfolio Holdings	12
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (net of waivers and reimbursements)	$984,077

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	57.3%
U.S. Equity Funds	25.9
International Equity Funds	14.1
Other Investment Company	2.9
Repurchase Agreements	2.4
Net Other Assets (Liabilities)Footnote Reference^	(2.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	35.1%
iShares Core S&P 500 ETF	22.1
iShares MSCI EAFE ETF	8.1
iShares U.S. Treasury Bond ETF	7.1
iShares Short Treasury Bond ETF	6.7
iShares 7-10 Year Treasury Bond ETF	4.3
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.2
iShares Russell 2000 ETF	3.8
iShares Core MSCI EAFE ETF	3.7
iShares MSCI Eurozone ETF	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099461
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$52	0.49%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns over the fiscal year ended December 31, 2024. An equity overweight contributed to performance as U.S. markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added in August after a sharp selloff also contributed to performance as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,949	$9,722	$10,210
2/28/2015	$10,205	$10,285	$10,114
3/31/2015	$10,094	$10,180	$10,161
4/30/2015	$10,111	$10,226	$10,124
5/31/2015	$10,128	$10,368	$10,100
6/30/2015	$9,949	$10,194	$9,990
7/31/2015	$10,068	$10,365	$10,059
8/31/2015	$9,436	$9,739	$10,045
9/30/2015	$9,298	$9,455	$10,113
10/31/2015	$9,574	$10,202	$10,114
11/30/2015	$9,518	$10,258	$10,088
12/31/2015	$9,362	$10,048	$10,055
1/31/2016	$9,196	$9,481	$10,193
2/29/2016	$9,196	$9,478	$10,266
3/31/2016	$9,445	$10,145	$10,360
4/30/2016	$9,463	$10,208	$10,400
5/31/2016	$9,472	$10,391	$10,402
6/30/2016	$9,472	$10,412	$10,589
7/31/2016	$9,647	$10,825	$10,656
8/31/2016	$9,635	$10,853	$10,644
9/30/2016	$9,626	$10,870	$10,638
10/31/2016	$9,467	$10,635	$10,556
11/30/2016	$9,477	$11,111	$10,307
12/31/2016	$9,579	$11,327	$10,321
1/31/2017	$9,766	$11,541	$10,341
2/28/2017	$10,046	$11,970	$10,411
3/31/2017	$10,129	$11,978	$10,405
4/30/2017	$10,260	$12,105	$10,486
5/31/2017	$10,428	$12,229	$10,566
6/30/2017	$10,493	$12,339	$10,556
7/31/2017	$10,717	$12,572	$10,601
8/31/2017	$10,752	$12,596	$10,696
9/30/2017	$10,951	$12,903	$10,645
10/31/2017	$11,159	$13,185	$10,652
11/30/2017	$11,406	$13,585	$10,638
12/31/2017	$11,548	$13,721	$10,687
1/31/2018	$12,116	$14,444	$10,564
2/28/2018	$11,548	$13,912	$10,464
3/31/2018	$11,396	$13,633	$10,531
4/30/2018	$11,339	$13,684	$10,452
5/31/2018	$11,415	$14,071	$10,527
6/30/2018	$11,349	$14,163	$10,514
7/31/2018	$11,567	$14,633	$10,516
8/31/2018	$11,711	$15,147	$10,584
9/30/2018	$11,711	$15,172	$10,516
10/31/2018	$11,028	$14,055	$10,433
11/30/2018	$11,114	$14,336	$10,495
12/31/2018	$10,893	$13,002	$10,688
1/31/2019	$11,230	$14,118	$10,801
2/28/2019	$11,336	$14,614	$10,795
3/31/2019	$11,432	$14,828	$11,002
4/30/2019	$11,624	$15,420	$11,005
5/31/2019	$11,316	$14,422	$11,201
6/30/2019	$11,615	$15,435	$11,341
7/31/2019	$11,634	$15,664	$11,366
8/31/2019	$11,534	$15,345	$11,661
9/30/2019	$11,577	$15,614	$11,599
10/31/2019	$11,682	$15,950	$11,634
11/30/2019	$11,882	$16,557	$11,628
12/31/2019	$12,156	$17,035	$11,620
1/31/2020	$12,061	$17,016	$11,843
2/29/2020	$11,261	$15,623	$12,056
3/31/2020	$10,260	$13,475	$11,985
4/30/2020	$10,734	$15,259	$12,198
5/31/2020	$10,934	$16,075	$12,255
6/30/2020	$11,060	$16,443	$12,332
7/31/2020	$11,345	$17,376	$12,517
8/31/2020	$11,513	$18,635	$12,416
9/30/2020	$11,403	$17,957	$12,409
10/31/2020	$11,261	$17,569	$12,353
11/30/2020	$11,733	$19,707	$12,475
12/31/2020	$11,931	$20,593	$12,492
1/31/2021	$11,821	$20,501	$12,402
2/28/2021	$11,799	$21,142	$12,223
3/31/2021	$11,788	$21,900	$12,071
4/30/2021	$12,106	$23,029	$12,166
5/31/2021	$12,183	$23,134	$12,206
6/30/2021	$12,359	$23,705	$12,291
7/31/2021	$12,458	$24,105	$12,429
8/31/2021	$12,712	$24,793	$12,405
9/30/2021	$12,225	$23,681	$12,298
10/31/2021	$12,723	$25,282	$12,294
11/30/2021	$12,490	$24,897	$12,331
12/31/2021	$12,878	$25,877	$12,299
1/31/2022	$12,302	$24,355	$12,034
2/28/2022	$12,014	$23,741	$11,900
3/31/2022	$12,125	$24,512	$11,569
4/30/2022	$11,250	$22,312	$11,130
5/31/2022	$11,294	$22,282	$11,202
6/30/2022	$10,530	$20,418	$11,026
7/31/2022	$11,084	$22,333	$11,296
8/31/2022	$10,670	$21,500	$10,977
9/30/2022	$9,997	$19,506	$10,502
10/31/2022	$10,386	$21,106	$10,366
11/30/2022	$10,894	$22,208	$10,748
12/31/2022	$10,540	$20,907	$10,699
1/31/2023	$11,201	$22,347	$11,028
2/28/2023	$10,906	$21,825	$10,743
3/31/2023	$11,189	$22,408	$11,016
4/30/2023	$11,342	$22,647	$11,083
5/31/2023	$11,224	$22,735	$10,962
6/30/2023	$11,708	$24,288	$10,923
7/31/2023	$12,003	$25,158	$10,915
8/31/2023	$11,747	$24,673	$10,846
9/30/2023	$11,279	$23,497	$10,570
10/31/2023	$10,991	$22,875	$10,403
11/30/2023	$11,843	$25,008	$10,874
12/31/2023	$12,431	$26,334	$11,291
1/31/2024	$12,467	$26,626	$11,260
2/29/2024	$12,851	$28,067	$11,100
3/31/2024	$13,211	$28,973	$11,203
4/30/2024	$12,731	$27,698	$10,920
5/31/2024	$13,259	$29,006	$11,105
6/30/2024	$13,439	$29,904	$11,210
7/31/2024	$13,751	$30,460	$11,472
8/31/2024	$14,021	$31,123	$11,637
9/30/2024	$14,228	$31,767	$11,793
10/31/2024	$13,899	$31,534	$11,500
11/30/2024	$14,412	$33,632	$11,622
12/31/2024	$14,021	$32,604	$11,432

Average Annual Return [Table Text Block]
I3CD1	1 Year	5 Years	10 Years
Initial Class	12.79%	2.90%	3.44%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 349,960,959
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,637,130
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$349,960,959
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,637,130

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.5%
International Equity Funds	22.4
U.S. Fixed Income Funds	22.2
Repurchase Agreements	2.9
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	45.4%
iShares MSCI EAFE ETF	13.9
iShares Core U.S. Aggregate Bond ETF	12.0
iShares Core MSCI EAFE ETF	7.5
iShares Russell 2000 ETF	7.1
iShares Short Treasury Bond ETF	5.4
iShares U.S. Treasury Bond ETF	2.8
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.7
iShares MSCI Japan ETF	1.0
iShares 7-10 Year Treasury Bond ETF	0.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099462
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns over the fiscal year ended December 31, 2024. An equity overweight contributed to performance as U.S. markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added in August after a sharp selloff also contributed to performance as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,948	$9,722	$10,210
2/28/2015	$10,198	$10,285	$10,114
3/31/2015	$10,086	$10,180	$10,161
4/30/2015	$10,103	$10,226	$10,124
5/31/2015	$10,112	$10,368	$10,100
6/30/2015	$9,931	$10,194	$9,990
7/31/2015	$10,060	$10,365	$10,059
8/31/2015	$9,421	$9,739	$10,045
9/30/2015	$9,273	$9,455	$10,113
10/31/2015	$9,550	$10,202	$10,114
11/30/2015	$9,495	$10,258	$10,088
12/31/2015	$9,347	$10,048	$10,055
1/31/2016	$9,171	$9,481	$10,193
2/29/2016	$9,171	$9,478	$10,266
3/31/2016	$9,411	$10,145	$10,360
4/30/2016	$9,430	$10,208	$10,400
5/31/2016	$9,439	$10,391	$10,402
6/30/2016	$9,430	$10,412	$10,589
7/31/2016	$9,606	$10,825	$10,656
8/31/2016	$9,596	$10,853	$10,644
9/30/2016	$9,586	$10,870	$10,638
10/31/2016	$9,427	$10,635	$10,556
11/30/2016	$9,437	$11,111	$10,307
12/31/2016	$9,530	$11,327	$10,321
1/31/2017	$9,717	$11,541	$10,341
2/28/2017	$9,989	$11,970	$10,411
3/31/2017	$10,073	$11,978	$10,405
4/30/2017	$10,194	$12,105	$10,486
5/31/2017	$10,363	$12,229	$10,566
6/30/2017	$10,428	$12,339	$10,556
7/31/2017	$10,643	$12,572	$10,601
8/31/2017	$10,679	$12,596	$10,696
9/30/2017	$10,878	$12,903	$10,645
10/31/2017	$11,086	$13,185	$10,652
11/30/2017	$11,323	$13,585	$10,638
12/31/2017	$11,465	$13,721	$10,687
1/31/2018	$12,024	$14,444	$10,564
2/28/2018	$11,456	$13,912	$10,464
3/31/2018	$11,304	$13,633	$10,531
4/30/2018	$11,247	$13,684	$10,452
5/31/2018	$11,314	$14,071	$10,527
6/30/2018	$11,257	$14,163	$10,514
7/31/2018	$11,465	$14,633	$10,516
8/31/2018	$11,609	$15,147	$10,584
9/30/2018	$11,599	$15,172	$10,516
10/31/2018	$10,918	$14,055	$10,433
11/30/2018	$11,004	$14,336	$10,495
12/31/2018	$10,783	$13,002	$10,688
1/31/2019	$11,110	$14,118	$10,801
2/28/2019	$11,215	$14,614	$10,795
3/31/2019	$11,311	$14,828	$11,002
4/30/2019	$11,503	$15,420	$11,005
5/31/2019	$11,196	$14,422	$11,201
6/30/2019	$11,484	$15,435	$11,341
7/31/2019	$11,503	$15,664	$11,366
8/31/2019	$11,410	$15,345	$11,661
9/30/2019	$11,441	$15,614	$11,599
10/31/2019	$11,546	$15,950	$11,634
11/30/2019	$11,735	$16,557	$11,628
12/31/2019	$12,008	$17,035	$11,620
1/31/2020	$11,913	$17,016	$11,843
2/29/2020	$11,116	$15,623	$12,056
3/31/2020	$10,130	$13,475	$11,985
4/30/2020	$10,592	$15,259	$12,198
5/31/2020	$10,791	$16,075	$12,255
6/30/2020	$10,917	$16,443	$12,332
7/31/2020	$11,190	$17,376	$12,517
8/31/2020	$11,355	$18,635	$12,416
9/30/2020	$11,245	$17,957	$12,409
10/31/2020	$11,093	$17,569	$12,353
11/30/2020	$11,562	$19,707	$12,475
12/31/2020	$11,758	$20,593	$12,492
1/31/2021	$11,649	$20,501	$12,402
2/28/2021	$11,616	$21,142	$12,223
3/31/2021	$11,605	$21,900	$12,071
4/30/2021	$11,922	$23,029	$12,166
5/31/2021	$11,998	$23,134	$12,206
6/30/2021	$12,162	$23,705	$12,291
7/31/2021	$12,249	$24,105	$12,429
8/31/2021	$12,501	$24,793	$12,405
9/30/2021	$12,018	$23,681	$12,298
10/31/2021	$12,501	$25,282	$12,294
11/30/2021	$12,270	$24,897	$12,331
12/31/2021	$12,654	$25,877	$12,299
1/31/2022	$12,084	$24,355	$12,034
2/28/2022	$11,799	$23,741	$11,900
3/31/2022	$11,909	$24,512	$11,569
4/30/2022	$11,053	$22,312	$11,130
5/31/2022	$11,086	$22,282	$11,202
6/30/2022	$10,340	$20,418	$11,026
7/31/2022	$10,878	$22,333	$11,296
8/31/2022	$10,465	$21,500	$10,977
9/30/2022	$9,812	$19,506	$10,502
10/31/2022	$10,185	$21,106	$10,366
11/30/2022	$10,675	$22,208	$10,748
12/31/2022	$10,337	$20,907	$10,699
1/31/2023	$10,978	$22,347	$11,028
2/28/2023	$10,686	$21,825	$10,743
3/31/2023	$10,966	$22,408	$11,016
4/30/2023	$11,106	$22,647	$11,083
5/31/2023	$10,989	$22,735	$10,962
6/30/2023	$11,467	$24,288	$10,923
7/31/2023	$11,747	$25,158	$10,915
8/31/2023	$11,497	$24,673	$10,846
9/30/2023	$11,036	$23,497	$10,570
10/31/2023	$10,752	$22,875	$10,403
11/30/2023	$11,579	$25,008	$10,874
12/31/2023	$12,158	$26,334	$11,291
1/31/2024	$12,194	$26,626	$11,260
2/29/2024	$12,560	$28,067	$11,100
3/31/2024	$12,915	$28,973	$11,203
4/30/2024	$12,430	$27,698	$10,920
5/31/2024	$12,950	$29,006	$11,105
6/30/2024	$13,127	$29,904	$11,210
7/31/2024	$13,423	$30,460	$11,472
8/31/2024	$13,691	$31,123	$11,637
9/30/2024	$13,895	$31,767	$11,793
10/31/2024	$13,571	$31,534	$11,500
11/30/2024	$14,051	$33,632	$11,622
12/31/2024	$13,679	$32,604	$11,432

Average Annual Return [Table Text Block]
I3CD2	1 Year	5 Years	10 Years
Service Class	12.51%	2.64%	3.18%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 349,960,959
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,637,130
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$349,960,959
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,637,130

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.5%
International Equity Funds	22.4
U.S. Fixed Income Funds	22.2
Repurchase Agreements	2.9
Other Investment Company	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	45.4%
iShares MSCI EAFE ETF	13.9
iShares Core U.S. Aggregate Bond ETF	12.0
iShares Core MSCI EAFE ETF	7.5
iShares Russell 2000 ETF	7.1
iShares Short Treasury Bond ETF	5.4
iShares U.S. Treasury Bond ETF	2.8
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.7
iShares MSCI Japan ETF	1.0
iShares 7-10 Year Treasury Bond ETF	0.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099463
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$50	0.48%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns over the fiscal year ended December 31, 2024. An equity overweight contributed to performance as U.S. markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added in August after a sharp selloff also contributed to performance as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,991	$9,722	$10,210
2/28/2015	$10,171	$10,285	$10,114
3/31/2015	$10,094	$10,180	$10,161
4/30/2015	$10,111	$10,226	$10,124
5/31/2015	$10,120	$10,368	$10,100
6/30/2015	$9,974	$10,194	$9,990
7/31/2015	$10,086	$10,365	$10,059
8/31/2015	$9,622	$9,739	$10,045
9/30/2015	$9,532	$9,455	$10,113
10/31/2015	$9,757	$10,202	$10,114
11/30/2015	$9,712	$10,258	$10,088
12/31/2015	$9,595	$10,048	$10,055
1/31/2016	$9,477	$9,481	$10,193
2/29/2016	$9,504	$9,478	$10,266
3/31/2016	$9,739	$10,145	$10,360
4/30/2016	$9,766	$10,208	$10,400
5/31/2016	$9,775	$10,391	$10,402
6/30/2016	$9,821	$10,412	$10,589
7/31/2016	$9,983	$10,825	$10,656
8/31/2016	$9,966	$10,853	$10,644
9/30/2016	$9,966	$10,870	$10,638
10/31/2016	$9,801	$10,635	$10,556
11/30/2016	$9,746	$11,111	$10,307
12/31/2016	$9,828	$11,327	$10,321
1/31/2017	$9,975	$11,541	$10,341
2/28/2017	$10,204	$11,970	$10,411
3/31/2017	$10,268	$11,978	$10,405
4/30/2017	$10,378	$12,105	$10,486
5/31/2017	$10,534	$12,229	$10,566
6/30/2017	$10,580	$12,339	$10,556
7/31/2017	$10,754	$12,572	$10,601
8/31/2017	$10,802	$12,596	$10,696
9/30/2017	$10,924	$12,903	$10,645
10/31/2017	$11,082	$13,185	$10,652
11/30/2017	$11,260	$13,585	$10,638
12/31/2017	$11,372	$13,721	$10,687
1/31/2018	$11,745	$14,444	$10,564
2/28/2018	$11,325	$13,912	$10,464
3/31/2018	$11,241	$13,633	$10,531
4/30/2018	$11,176	$13,684	$10,452
5/31/2018	$11,251	$14,071	$10,527
6/30/2018	$11,213	$14,163	$10,514
7/31/2018	$11,372	$14,633	$10,516
8/31/2018	$11,499	$15,147	$10,584
9/30/2018	$11,489	$15,172	$10,516
10/31/2018	$10,977	$14,055	$10,433
11/30/2018	$11,062	$14,336	$10,495
12/31/2018	$10,920	$13,002	$10,688
1/31/2019	$11,233	$14,118	$10,801
2/28/2019	$11,328	$14,614	$10,795
3/31/2019	$11,461	$14,828	$11,002
4/30/2019	$11,622	$15,420	$11,005
5/31/2019	$11,413	$14,422	$11,201
6/30/2019	$11,708	$15,435	$11,341
7/31/2019	$11,727	$15,664	$11,366
8/31/2019	$11,688	$15,345	$11,661
9/30/2019	$11,699	$15,614	$11,599
10/31/2019	$11,803	$15,950	$11,634
11/30/2019	$11,960	$16,557	$11,628
12/31/2019	$12,168	$17,035	$11,620
1/31/2020	$12,168	$17,016	$11,843
2/29/2020	$11,615	$15,623	$12,056
3/31/2020	$10,802	$13,475	$11,985
4/30/2020	$11,292	$15,259	$12,198
5/31/2020	$11,490	$16,075	$12,255
6/30/2020	$11,626	$16,443	$12,332
7/31/2020	$11,918	$17,376	$12,517
8/31/2020	$12,106	$18,635	$12,416
9/30/2020	$11,964	$17,957	$12,409
10/31/2020	$11,812	$17,569	$12,353
11/30/2020	$12,323	$19,707	$12,475
12/31/2020	$12,605	$20,593	$12,492
1/31/2021	$12,540	$20,501	$12,402
2/28/2021	$12,562	$21,142	$12,223
3/31/2021	$12,605	$21,900	$12,071
4/30/2021	$12,985	$23,029	$12,166
5/31/2021	$13,072	$23,134	$12,206
6/30/2021	$13,246	$23,705	$12,291
7/31/2021	$13,365	$24,105	$12,429
8/31/2021	$13,580	$24,793	$12,405
9/30/2021	$13,141	$23,681	$12,298
10/31/2021	$13,559	$25,282	$12,294
11/30/2021	$13,383	$24,897	$12,331
12/31/2021	$13,679	$25,877	$12,299
1/31/2022	$13,152	$24,355	$12,034
2/28/2022	$12,889	$23,741	$11,900
3/31/2022	$12,834	$24,512	$11,569
4/30/2022	$12,054	$22,312	$11,130
5/31/2022	$12,109	$22,282	$11,202
6/30/2022	$11,517	$20,418	$11,026
7/31/2022	$11,967	$22,333	$11,296
8/31/2022	$11,564	$21,500	$10,977
9/30/2022	$10,976	$19,506	$10,502
10/31/2022	$11,181	$21,106	$10,366
11/30/2022	$11,615	$22,208	$10,748
12/31/2022	$11,372	$20,907	$10,699
1/31/2023	$11,935	$22,347	$11,028
2/28/2023	$11,602	$21,825	$10,743
3/31/2023	$11,922	$22,408	$11,016
4/30/2023	$12,050	$22,647	$11,083
5/31/2023	$11,922	$22,735	$10,962
6/30/2023	$12,280	$24,288	$10,923
7/31/2023	$12,497	$25,158	$10,915
8/31/2023	$12,276	$24,673	$10,846
9/30/2023	$11,834	$23,497	$10,570
10/31/2023	$11,561	$22,875	$10,403
11/30/2023	$12,341	$25,008	$10,874
12/31/2023	$12,913	$26,334	$11,291
1/31/2024	$12,939	$26,626	$11,260
2/29/2024	$13,173	$28,067	$11,100
3/31/2024	$13,472	$28,973	$11,203
4/30/2024	$13,017	$27,698	$10,920
5/31/2024	$13,485	$29,006	$11,105
6/30/2024	$13,642	$29,904	$11,210
7/31/2024	$13,954	$30,460	$11,472
8/31/2024	$14,212	$31,123	$11,637
9/30/2024	$14,425	$31,767	$11,793
10/31/2024	$14,066	$31,534	$11,500
11/30/2024	$14,478	$33,632	$11,622
12/31/2024	$14,133	$32,604	$11,432

Average Annual Return [Table Text Block]
I3CE1	1 Year	5 Years	10 Years
Initial Class	9.44%	3.04%	3.52%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 894,207,382
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 4,144,694
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$894,207,382
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,144,694

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	40.9%
U.S. Equity Funds	37.1
International Equity Funds	17.3
Other Investment Company	8.8
Repurchase Agreements	4.4
Net Other Assets (Liabilities)Footnote Reference^	(8.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	32.4%
iShares Core U.S. Aggregate Bond ETF	26.4
iShares MSCI EAFE ETF	11.5
iShares Short Treasury Bond ETF	5.1
iShares U.S. Treasury Bond ETF	5.0
iShares Russell 2000 ETF	4.7
iShares Core MSCI EAFE ETF	4.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.0
iShares 7-10 Year Treasury Bond ETF	1.5
iShares MSCI Japan ETF	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099464
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.73%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns over the fiscal year ended December 31, 2024. An equity overweight contributed to performance as U.S. markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added in August after a sharp selloff also contributed to performance as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,991	$9,722	$10,210
2/28/2015	$10,164	$10,285	$10,114
3/31/2015	$10,086	$10,180	$10,161
4/30/2015	$10,104	$10,226	$10,124
5/31/2015	$10,112	$10,368	$10,100
6/30/2015	$9,957	$10,194	$9,990
7/31/2015	$10,078	$10,365	$10,059
8/31/2015	$9,609	$9,739	$10,045
9/30/2015	$9,518	$9,455	$10,113
10/31/2015	$9,745	$10,202	$10,114
11/30/2015	$9,690	$10,258	$10,088
12/31/2015	$9,572	$10,048	$10,055
1/31/2016	$9,454	$9,481	$10,193
2/29/2016	$9,481	$9,478	$10,266
3/31/2016	$9,709	$10,145	$10,360
4/30/2016	$9,736	$10,208	$10,400
5/31/2016	$9,745	$10,391	$10,402
6/30/2016	$9,781	$10,412	$10,589
7/31/2016	$9,945	$10,825	$10,656
8/31/2016	$9,919	$10,853	$10,644
9/30/2016	$9,919	$10,870	$10,638
10/31/2016	$9,763	$10,635	$10,556
11/30/2016	$9,698	$11,111	$10,307
12/31/2016	$9,781	$11,327	$10,321
1/31/2017	$9,928	$11,541	$10,341
2/28/2017	$10,149	$11,970	$10,411
3/31/2017	$10,214	$11,978	$10,405
4/30/2017	$10,324	$12,105	$10,486
5/31/2017	$10,471	$12,229	$10,566
6/30/2017	$10,517	$12,339	$10,556
7/31/2017	$10,683	$12,572	$10,601
8/31/2017	$10,731	$12,596	$10,696
9/30/2017	$10,853	$12,903	$10,645
10/31/2017	$11,012	$13,185	$10,652
11/30/2017	$11,180	$13,585	$10,638
12/31/2017	$11,292	$13,721	$10,687
1/31/2018	$11,657	$14,444	$10,564
2/28/2018	$11,236	$13,912	$10,464
3/31/2018	$11,152	$13,633	$10,531
4/30/2018	$11,086	$13,684	$10,452
5/31/2018	$11,152	$14,071	$10,527
6/30/2018	$11,114	$14,163	$10,514
7/31/2018	$11,273	$14,633	$10,516
8/31/2018	$11,400	$15,147	$10,584
9/30/2018	$11,381	$15,172	$10,516
10/31/2018	$10,869	$14,055	$10,433
11/30/2018	$10,964	$14,336	$10,495
12/31/2018	$10,821	$13,002	$10,688
1/31/2019	$11,115	$14,118	$10,801
2/28/2019	$11,210	$14,614	$10,795
3/31/2019	$11,343	$14,828	$11,002
4/30/2019	$11,495	$15,420	$11,005
5/31/2019	$11,295	$14,422	$11,201
6/30/2019	$11,580	$15,435	$11,341
7/31/2019	$11,589	$15,664	$11,366
8/31/2019	$11,558	$15,345	$11,661
9/30/2019	$11,568	$15,614	$11,599
10/31/2019	$11,662	$15,950	$11,634
11/30/2019	$11,807	$16,557	$11,628
12/31/2019	$12,026	$17,035	$11,620
1/31/2020	$12,015	$17,016	$11,843
2/29/2020	$11,475	$15,623	$12,056
3/31/2020	$10,664	$13,475	$11,985
4/30/2020	$11,142	$15,259	$12,198
5/31/2020	$11,340	$16,075	$12,255
6/30/2020	$11,475	$16,443	$12,332
7/31/2020	$11,755	$17,376	$12,517
8/31/2020	$11,930	$18,635	$12,416
9/30/2020	$11,801	$17,957	$12,409
10/31/2020	$11,639	$17,569	$12,353
11/30/2020	$12,146	$19,707	$12,475
12/31/2020	$12,416	$20,593	$12,492
1/31/2021	$12,351	$20,501	$12,402
2/28/2021	$12,373	$21,142	$12,223
3/31/2021	$12,416	$21,900	$12,071
4/30/2021	$12,783	$23,029	$12,166
5/31/2021	$12,870	$23,134	$12,206
6/30/2021	$13,042	$23,705	$12,291
7/31/2021	$13,150	$24,105	$12,429
8/31/2021	$13,352	$24,793	$12,405
9/30/2021	$12,928	$23,681	$12,298
10/31/2021	$13,331	$25,282	$12,294
11/30/2021	$13,156	$24,897	$12,331
12/31/2021	$13,450	$25,877	$12,299
1/31/2022	$12,928	$24,355	$12,034
2/28/2022	$12,666	$23,741	$11,900
3/31/2022	$12,601	$24,512	$11,569
4/30/2022	$11,838	$22,312	$11,130
5/31/2022	$11,893	$22,282	$11,202
6/30/2022	$11,294	$20,418	$11,026
7/31/2022	$11,740	$22,333	$11,296
8/31/2022	$11,348	$21,500	$10,977
9/30/2022	$10,766	$19,506	$10,502
10/31/2022	$10,968	$21,106	$10,366
11/30/2022	$11,386	$22,208	$10,748
12/31/2022	$11,145	$20,907	$10,699
1/31/2023	$11,702	$22,347	$11,028
2/28/2023	$11,373	$21,825	$10,743
3/31/2023	$11,677	$22,408	$11,016
4/30/2023	$11,803	$22,647	$11,083
5/31/2023	$11,677	$22,735	$10,962
6/30/2023	$12,018	$24,288	$10,923
7/31/2023	$12,233	$25,158	$10,915
8/31/2023	$12,006	$24,673	$10,846
9/30/2023	$11,582	$23,497	$10,570
10/31/2023	$11,312	$22,875	$10,403
11/30/2023	$12,070	$25,008	$10,874
12/31/2023	$12,635	$26,334	$11,291
1/31/2024	$12,648	$26,626	$11,260
2/29/2024	$12,879	$28,067	$11,100
3/31/2024	$13,174	$28,973	$11,203
4/30/2024	$12,725	$27,698	$10,920
5/31/2024	$13,174	$29,006	$11,105
6/30/2024	$13,328	$29,904	$11,210
7/31/2024	$13,637	$30,460	$11,472
8/31/2024	$13,871	$31,123	$11,637
9/30/2024	$14,067	$31,767	$11,793
10/31/2024	$13,727	$31,534	$11,500
11/30/2024	$14,120	$33,632	$11,622
12/31/2024	$13,780	$32,604	$11,432

Average Annual Return [Table Text Block]
I3CE2	1 Year	5 Years	10 Years
Service Class	9.06%	2.76%	3.26%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 894,207,382
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 4,144,694
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$894,207,382
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,144,694

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	40.9%
U.S. Equity Funds	37.1
International Equity Funds	17.3
Other Investment Company	8.8
Repurchase Agreements	4.4
Net Other Assets (Liabilities)Footnote Reference^	(8.5)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	32.4%
iShares Core U.S. Aggregate Bond ETF	26.4
iShares MSCI EAFE ETF	11.5
iShares Short Treasury Bond ETF	5.1
iShares U.S. Treasury Bond ETF	5.0
iShares Russell 2000 ETF	4.7
iShares Core MSCI EAFE ETF	4.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.0
iShares 7-10 Year Treasury Bond ETF	1.5
iShares MSCI Japan ETF	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112676
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns during the fiscal year ended December 31, 2024.  The Portfolio’s underweight to U.S. duration was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,067	$9,700	$10,210
2/28/2015	$10,200	$10,257	$10,114
3/31/2015	$10,158	$10,095	$10,161
4/30/2015	$10,150	$10,192	$10,124
5/31/2015	$10,150	$10,323	$10,100
6/30/2015	$9,967	$10,123	$9,990
7/31/2015	$10,108	$10,335	$10,059
8/31/2015	$9,826	$9,712	$10,045
9/30/2015	$9,767	$9,471	$10,113
10/31/2015	$9,952	$10,270	$10,114
11/30/2015	$9,927	$10,301	$10,088
12/31/2015	$9,792	$10,138	$10,055
1/31/2016	$9,691	$9,635	$10,193
2/29/2016	$9,725	$9,622	$10,266
3/31/2016	$9,801	$10,275	$10,360
4/30/2016	$9,809	$10,315	$10,400
5/31/2016	$9,818	$10,500	$10,402
6/30/2016	$9,927	$10,527	$10,589
7/31/2016	$10,028	$10,915	$10,656
8/31/2016	$9,996	$10,931	$10,644
9/30/2016	$9,953	$10,933	$10,638
10/31/2016	$9,814	$10,733	$10,556
11/30/2016	$9,675	$11,131	$10,307
12/31/2016	$9,727	$11,351	$10,321
1/31/2017	$9,796	$11,566	$10,341
2/28/2017	$9,987	$12,025	$10,411
3/31/2017	$9,987	$12,039	$10,405
4/30/2017	$10,074	$12,163	$10,486
5/31/2017	$10,178	$12,334	$10,566
6/30/2017	$10,213	$12,411	$10,556
7/31/2017	$10,300	$12,666	$10,601
8/31/2017	$10,376	$12,705	$10,696
9/30/2017	$10,429	$12,967	$10,645
10/31/2017	$10,525	$13,270	$10,652
11/30/2017	$10,657	$13,677	$10,638
12/31/2017	$10,745	$13,829	$10,687
1/31/2018	$10,929	$14,621	$10,564
2/28/2018	$10,648	$14,082	$10,464
3/31/2018	$10,613	$13,724	$10,531
4/30/2018	$10,552	$13,777	$10,452
5/31/2018	$10,701	$14,108	$10,527
6/30/2018	$10,710	$14,195	$10,514
7/31/2018	$10,841	$14,724	$10,516
8/31/2018	$11,012	$15,203	$10,584
9/30/2018	$10,968	$15,290	$10,516
10/31/2018	$10,531	$14,245	$10,433
11/30/2018	$10,656	$14,535	$10,495
12/31/2018	$10,389	$13,223	$10,688
1/31/2019	$10,745	$14,282	$10,801
2/28/2019	$10,861	$14,741	$10,795
3/31/2019	$11,075	$15,027	$11,002
4/30/2019	$11,226	$15,636	$11,005
5/31/2019	$11,057	$14,642	$11,201
6/30/2019	$11,440	$15,674	$11,341
7/31/2019	$11,494	$15,899	$11,366
8/31/2019	$11,649	$15,648	$11,661
9/30/2019	$11,676	$15,940	$11,599
10/31/2019	$11,779	$16,286	$11,634
11/30/2019	$11,946	$16,877	$11,628
12/31/2019	$12,057	$17,386	$11,620
1/31/2020	$12,206	$17,379	$11,843
2/29/2020	$11,983	$15,949	$12,056
3/31/2020	$11,156	$13,979	$11,985
4/30/2020	$11,268	$15,771	$12,198
5/31/2020	$11,305	$16,522	$12,255
6/30/2020	$11,351	$16,850	$12,332
7/31/2020	$11,528	$17,801	$12,517
8/31/2020	$11,695	$19,080	$12,416
9/30/2020	$11,484	$18,355	$12,409
10/31/2020	$11,331	$17,867	$12,353
11/30/2020	$11,771	$19,823	$12,475
12/31/2020	$11,991	$20,585	$12,492
1/31/2021	$11,876	$20,377	$12,402
2/28/2021	$11,886	$20,939	$12,223
3/31/2021	$11,963	$21,856	$12,071
4/30/2021	$12,307	$23,022	$12,166
5/31/2021	$12,345	$23,183	$12,206
6/30/2021	$12,546	$23,724	$12,291
7/31/2021	$12,757	$24,288	$12,429
8/31/2021	$12,900	$25,026	$12,405
9/30/2021	$12,528	$23,863	$12,298
10/31/2021	$12,921	$25,534	$12,294
11/30/2021	$12,836	$25,357	$12,331
12/31/2021	$13,091	$26,494	$12,299
1/31/2022	$12,645	$25,123	$12,034
2/28/2022	$12,390	$24,371	$11,900
3/31/2022	$12,359	$25,276	$11,569
4/30/2022	$11,648	$23,071	$11,130
5/31/2022	$11,701	$23,114	$11,202
6/30/2022	$11,160	$21,206	$11,026
7/31/2022	$11,584	$23,161	$11,296
8/31/2022	$11,185	$22,217	$10,977
9/30/2022	$10,627	$20,170	$10,502
10/31/2022	$10,801	$21,804	$10,366
11/30/2022	$11,220	$23,022	$10,748
12/31/2022	$11,010	$21,696	$10,699
1/31/2023	$11,499	$23,059	$11,028
2/28/2023	$11,185	$22,496	$10,743
3/31/2023	$11,545	$23,322	$11,016
4/30/2023	$11,685	$23,686	$11,083
5/31/2023	$11,557	$23,789	$10,962
6/30/2023	$11,859	$25,361	$10,923
7/31/2023	$12,010	$26,176	$10,915
8/31/2023	$11,838	$25,759	$10,846
9/30/2023	$11,426	$24,531	$10,570
10/31/2023	$11,190	$24,015	$10,403
11/30/2023	$11,921	$26,208	$10,874
12/31/2023	$12,404	$27,399	$11,291
1/31/2024	$12,463	$27,859	$11,260
2/29/2024	$12,640	$29,347	$11,100
3/31/2024	$12,900	$30,291	$11,203
4/30/2024	$12,499	$29,054	$10,920
5/31/2024	$12,911	$30,494	$11,105
6/30/2024	$13,088	$31,589	$11,210
7/31/2024	$13,324	$31,973	$11,472
8/31/2024	$13,574	$32,749	$11,637
9/30/2024	$13,779	$33,448	$11,793
10/31/2024	$13,442	$33,145	$11,500
11/30/2024	$13,767	$35,090	$11,622
12/31/2024	$13,490	$34,254	$11,432

Average Annual Return [Table Text Block]
I3CK2	1 Year	5 Years	10 Years
Service Class	8.75%	2.27%	3.04%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 675,288,627
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 3,180,746
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$675,288,627
Number of Portfolio Holdings	9
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,180,746

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.8%
U.S. Equity Funds	34.7
International Equity Funds	14.9
Other Investment Company	11.4
Repurchase Agreements	2.2
Net Other Assets (Liabilities)Footnote Reference^	(11.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	34.7%
iShares Core U.S. Aggregate Bond ETF	18.7
iShares 7-10 Year Treasury Bond ETF	11.8
iShares Short Treasury Bond ETF	11.4
iShares MSCI EAFE ETF	11.1
iShares Core MSCI EAFE ETF	3.8
iShares U.S. Treasury Bond ETF	3.7
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112678
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.75%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns during the fiscal year ended December 31, 2024. The Portfolio’s underweight to U.S. duration was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,944	$9,700	$10,210
2/28/2015	$10,207	$10,257	$10,114
3/31/2015	$10,135	$10,095	$10,161
4/30/2015	$10,159	$10,192	$10,124
5/31/2015	$10,191	$10,323	$10,100
6/30/2015	$10,008	$10,123	$9,990
7/31/2015	$10,143	$10,335	$10,059
8/31/2015	$9,769	$9,712	$10,045
9/30/2015	$9,649	$9,471	$10,113
10/31/2015	$9,897	$10,270	$10,114
11/30/2015	$9,889	$10,301	$10,088
12/31/2015	$9,705	$10,138	$10,055
1/31/2016	$9,505	$9,635	$10,193
2/29/2016	$9,513	$9,622	$10,266
3/31/2016	$9,617	$10,275	$10,360
4/30/2016	$9,625	$10,315	$10,400
5/31/2016	$9,641	$10,500	$10,402
6/30/2016	$9,673	$10,527	$10,589
7/31/2016	$9,785	$10,915	$10,656
8/31/2016	$9,757	$10,931	$10,644
9/30/2016	$9,708	$10,933	$10,638
10/31/2016	$9,560	$10,733	$10,556
11/30/2016	$9,527	$11,131	$10,307
12/31/2016	$9,609	$11,351	$10,321
1/31/2017	$9,700	$11,566	$10,341
2/28/2017	$9,930	$12,025	$10,411
3/31/2017	$9,930	$12,039	$10,405
4/30/2017	$10,021	$12,163	$10,486
5/31/2017	$10,127	$12,334	$10,566
6/30/2017	$10,177	$12,411	$10,556
7/31/2017	$10,292	$12,666	$10,601
8/31/2017	$10,346	$12,705	$10,696
9/30/2017	$10,463	$12,967	$10,645
10/31/2017	$10,596	$13,270	$10,652
11/30/2017	$10,787	$13,677	$10,638
12/31/2017	$10,878	$13,829	$10,687
1/31/2018	$11,202	$14,621	$10,564
2/28/2018	$10,870	$14,082	$10,464
3/31/2018	$10,770	$13,724	$10,531
4/30/2018	$10,737	$13,777	$10,452
5/31/2018	$10,912	$14,108	$10,527
6/30/2018	$10,928	$14,195	$10,514
7/31/2018	$11,136	$14,724	$10,516
8/31/2018	$11,348	$15,203	$10,584
9/30/2018	$11,331	$15,290	$10,516
10/31/2018	$10,759	$14,245	$10,433
11/30/2018	$10,902	$14,535	$10,495
12/31/2018	$10,364	$13,223	$10,688
1/31/2019	$10,641	$14,282	$10,801
2/28/2019	$10,826	$14,741	$10,795
3/31/2019	$11,003	$15,027	$11,002
4/30/2019	$11,247	$15,636	$11,005
5/31/2019	$10,877	$14,642	$11,201
6/30/2019	$11,356	$15,674	$11,341
7/31/2019	$11,432	$15,899	$11,366
8/31/2019	$11,445	$15,648	$11,661
9/30/2019	$11,542	$15,940	$11,599
10/31/2019	$11,683	$16,286	$11,634
11/30/2019	$11,922	$16,877	$11,628
12/31/2019	$12,108	$17,386	$11,620
1/31/2020	$12,169	$17,379	$11,843
2/29/2020	$11,736	$15,949	$12,056
3/31/2020	$11,135	$13,979	$11,985
4/30/2020	$11,197	$15,771	$12,198
5/31/2020	$11,206	$16,522	$12,255
6/30/2020	$11,233	$16,850	$12,332
7/31/2020	$11,348	$17,801	$12,517
8/31/2020	$11,573	$19,080	$12,416
9/30/2020	$11,318	$18,355	$12,409
10/31/2020	$11,146	$17,867	$12,353
11/30/2020	$11,555	$19,823	$12,475
12/31/2020	$11,845	$20,585	$12,492
1/31/2021	$11,764	$20,377	$12,402
2/28/2021	$11,891	$20,939	$12,223
3/31/2021	$12,091	$21,856	$12,071
4/30/2021	$12,517	$23,022	$12,166
5/31/2021	$12,581	$23,183	$12,206
6/30/2021	$12,781	$23,724	$12,291
7/31/2021	$12,990	$24,288	$12,429
8/31/2021	$13,213	$25,026	$12,405
9/30/2021	$12,764	$23,863	$12,298
10/31/2021	$13,302	$25,534	$12,294
11/30/2021	$13,153	$25,357	$12,331
12/31/2021	$13,552	$26,494	$12,299
1/31/2022	$13,013	$25,123	$12,034
2/28/2022	$12,694	$24,371	$11,900
3/31/2022	$12,813	$25,276	$11,569
4/30/2022	$11,965	$23,071	$11,130
5/31/2022	$12,005	$23,114	$11,202
6/30/2022	$11,297	$21,206	$11,026
7/31/2022	$11,845	$23,161	$11,296
8/31/2022	$11,371	$22,217	$10,977
9/30/2022	$10,711	$20,170	$10,502
10/31/2022	$11,058	$21,804	$10,366
11/30/2022	$11,595	$23,022	$10,748
12/31/2022	$11,259	$21,696	$10,699
1/31/2023	$11,908	$23,059	$11,028
2/28/2023	$11,583	$22,496	$10,743
3/31/2023	$11,963	$23,322	$11,016
4/30/2023	$12,142	$23,686	$11,083
5/31/2023	$12,019	$23,789	$10,962
6/30/2023	$12,489	$25,361	$10,923
7/31/2023	$12,746	$26,176	$10,915
8/31/2023	$12,525	$25,759	$10,846
9/30/2023	$12,049	$24,531	$10,570
10/31/2023	$11,777	$24,015	$10,403
11/30/2023	$12,661	$26,208	$10,874
12/31/2023	$13,204	$27,399	$11,291
1/31/2024	$13,284	$27,859	$11,260
2/29/2024	$13,646	$29,347	$11,100
3/31/2024	$13,997	$30,291	$11,203
4/30/2024	$13,533	$29,054	$10,920
5/31/2024	$14,065	$30,494	$11,105
6/30/2024	$14,291	$31,589	$11,210
7/31/2024	$14,529	$31,973	$11,472
8/31/2024	$14,833	$32,749	$11,637
9/30/2024	$15,075	$33,448	$11,793
10/31/2024	$14,730	$33,145	$11,500
11/30/2024	$15,190	$35,090	$11,622
12/31/2024	$14,856	$34,254	$11,432

Average Annual Return [Table Text Block]
IXFK2	1 Year	5 Years	10 Years
Service Class	12.51%	4.18%	4.04%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 316,109,021
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,494,119
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$316,109,021
Number of Portfolio Holdings	9
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,494,119

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.2%
U.S. Fixed Income Funds	27.4
International Equity Funds	20.1
Other Investment Company	7.0
Repurchase Agreements	2.4
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	50.2%
iShares Core MSCI EAFE ETF	13.2
iShares Core U.S. Aggregate Bond ETF	11.6
iShares Short Treasury Bond ETF	10.2
iShares MSCI EAFE ETF	6.9
iShares 7-10 Year Treasury Bond ETF	2.2
iShares U.S. Treasury Bond ETF	2.2
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167274
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 100 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio is a fund of funds comprised of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser. The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity space. These factors have historically shown to provide excess return and/or lower risk over long investment horizons. Specifically, these factors include Quality, Value, (Smaller) Size, Momentum and Low Volatility. The Portfolio has been designed to capture all five of these factor exposures in the U.S., and outside of the U.S., with only the Minimum Volatility exposure.

For the fiscal year ended December 31, 2024, the Portfolio underperformed the MSCI World Index (“Index”), a benchmark of the Portfolio. During the fiscal year, all of the equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. Exposures to momentum and quality factors contributed most to both absolute and Index relative performance during the fiscal year, as these factors outperformed the Index. Value factor performance, while positive during the fiscal year, was the weakest factor in the U.S. during the period and detracted from Index relative performance. The Portfolio’s exposure to lower risk, lower volatility stocks in the aggregate also detracted from Index relative performance, given lower volatility stocks in the minimum volatility factor ETFs lagged the Index’s performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	MSCI USA Index
3/21/2016	$10,000	$10,000	$10,000
3/31/2016	$10,060	$10,028	$10,061
4/30/2016	$10,090	$10,186	$10,107
5/31/2016	$10,200	$10,243	$10,285
6/30/2016	$10,340	$10,129	$10,306
7/31/2016	$10,620	$10,557	$10,694
8/31/2016	$10,540	$10,565	$10,702
9/30/2016	$10,580	$10,622	$10,709
10/31/2016	$10,310	$10,416	$10,502
11/30/2016	$10,440	$10,566	$10,873
12/31/2016	$10,590	$10,819	$11,071
1/31/2017	$10,800	$11,080	$11,297
2/28/2017	$11,200	$11,387	$11,733
3/31/2017	$11,290	$11,508	$11,744
4/30/2017	$11,430	$11,679	$11,867
5/31/2017	$11,730	$11,926	$12,020
6/30/2017	$11,770	$11,972	$12,090
7/31/2017	$12,000	$12,258	$12,331
8/31/2017	$12,074	$12,275	$12,362
9/30/2017	$12,275	$12,551	$12,610
10/31/2017	$12,577	$12,788	$12,894
11/30/2017	$12,929	$13,065	$13,277
12/31/2017	$13,050	$13,242	$13,416
1/31/2018	$13,653	$13,941	$14,182
2/28/2018	$13,221	$13,364	$13,653
3/31/2018	$13,080	$13,072	$13,314
4/30/2018	$13,070	$13,223	$13,363
5/31/2018	$13,241	$13,305	$13,680
6/30/2018	$13,201	$13,299	$13,768
7/31/2018	$13,593	$13,714	$14,257
8/31/2018	$13,939	$13,884	$14,720
9/30/2018	$14,032	$13,961	$14,781
10/31/2018	$13,085	$12,936	$13,750
11/30/2018	$13,311	$13,083	$14,008
12/31/2018	$12,355	$12,088	$12,740
1/31/2019	$13,229	$13,029	$13,782
2/28/2019	$13,600	$13,421	$14,234
3/31/2019	$13,795	$13,597	$14,491
4/30/2019	$14,114	$14,079	$15,067
5/31/2019	$13,476	$13,267	$14,105
6/30/2019	$14,309	$14,141	$15,089
7/31/2019	$14,423	$14,211	$15,317
8/31/2019	$14,261	$13,920	$15,040
9/30/2019	$14,487	$14,217	$15,301
10/31/2019	$14,713	$14,578	$15,629
11/30/2019	$15,058	$14,984	$16,206
12/31/2019	$15,391	$15,433	$16,674
1/31/2020	$15,348	$15,339	$16,700
2/29/2020	$14,121	$14,043	$15,329
3/31/2020	$12,292	$12,184	$13,377
4/30/2020	$13,476	$13,515	$15,132
5/31/2020	$14,068	$14,168	$15,909
6/30/2020	$14,229	$14,543	$16,265
7/31/2020	$14,767	$15,239	$17,224
8/31/2020	$15,495	$16,257	$18,509
9/30/2020	$15,138	$15,696	$17,812
10/31/2020	$14,748	$15,215	$17,343
11/30/2020	$16,377	$17,160	$19,340
12/31/2020	$16,912	$17,888	$20,129
1/31/2021	$16,845	$17,710	$19,937
2/28/2021	$17,158	$18,164	$20,449
3/31/2021	$17,771	$18,768	$21,211
4/30/2021	$18,418	$19,641	$22,359
5/31/2021	$18,675	$19,924	$22,457
6/30/2021	$18,876	$20,221	$23,075
7/31/2021	$19,166	$20,583	$23,614
8/31/2021	$19,591	$21,096	$24,301
9/30/2021	$18,727	$20,220	$23,146
10/31/2021	$19,648	$21,365	$24,755
11/30/2021	$19,234	$20,897	$24,495
12/31/2021	$20,017	$21,790	$25,455
1/31/2022	$18,911	$20,637	$24,007
2/28/2022	$18,462	$20,115	$23,294
3/31/2022	$18,923	$20,667	$24,104
4/30/2022	$17,575	$18,950	$21,913
5/31/2022	$17,621	$18,965	$21,854
6/30/2022	$16,366	$17,322	$20,036
7/31/2022	$17,299	$18,697	$21,898
8/31/2022	$16,645	$17,916	$21,030
9/30/2022	$15,240	$16,250	$19,072
10/31/2022	$16,475	$17,417	$20,580
11/30/2022	$17,566	$18,628	$21,687
12/31/2022	$16,863	$17,837	$20,403
1/31/2023	$17,614	$19,099	$21,739
2/28/2023	$16,996	$18,640	$21,209
3/31/2023	$17,396	$19,216	$21,953
4/30/2023	$17,650	$19,553	$22,225
5/31/2023	$17,130	$19,358	$22,358
6/30/2023	$18,026	$20,528	$23,840
7/31/2023	$18,511	$21,218	$24,654
8/31/2023	$18,187	$20,711	$24,225
9/30/2023	$17,505	$19,818	$23,082
10/31/2023	$17,114	$19,243	$22,545
11/30/2023	$18,404	$21,047	$24,656
12/31/2023	$19,304	$22,080	$25,808
1/31/2024	$19,521	$22,345	$26,203
2/29/2024	$20,362	$23,292	$27,597
3/31/2024	$21,015	$24,041	$28,465
4/30/2024	$20,101	$23,148	$27,284
5/31/2024	$20,826	$24,181	$28,575
6/30/2024	$21,131	$24,673	$29,586
7/31/2024	$21,668	$25,108	$29,950
8/31/2024	$22,377	$25,772	$30,660
9/30/2024	$22,677	$26,244	$31,310
10/31/2024	$22,272	$25,723	$31,071
11/30/2024	$23,277	$26,904	$33,003
12/31/2024	$22,197	$26,202	$32,152

Average Annual Return [Table Text Block]
I9CG2	1 Year	5 Years	Since Inception 3/21/16
Service Class	14.99%	7.60%	9.50%
MSCI World IndexFootnote Reference(a)	18.67%	11.17%	11.59%
MSCI USA IndexFootnote Reference(b)	24.58%	14.03%	14.22%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 73,687,288
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 168,830
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$73,687,288
Number of Portfolio Holdings	8
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$168,830

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	75.2%
International Equity Funds	24.7
Other Investment Company	16.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(16.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares MSCI EAFE Min Vol Factor ETF	19.4%
iShares MSCI USA Min Vol Factor ETF	16.5
iShares MSCI USA Momentum Factor ETF	16.3
iShares MSCI USA Quality Factor ETF	16.3
iShares MSCI USA Value Factor ETF	15.9
iShares MSCI USA Size Factor ETF	10.2
iShares MSCI Emerging Markets Min Vol Factor ETF	5.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021485
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.31%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio is a fund of funds comprised of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio’s sub-adviser. The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity space. These factors have historically shown to provide excess return and/or lower risk over long investment horizons. Specifically, these factors include Quality, Value, (Smaller) Size, Momentum and Low Volatility. The Portfolio has been designed to capture all five of these factor exposures in the U.S., and outside of the U.S., with only the Minimum Volatility exposure.

During the period, all of the equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The Portfolio’s higher allocation to equities compared to the Dow Jones Moderately Conservative Portfolio Index (“Index”), a benchmark of the Portfolio, contributed to Index relative performance, while selection within equities also contributed to absolute and Index relative performance from exposures to momentum and quality factors during the period, as these factors outperformed the Index. The Portfolio’s fixed income ETF allocations also contributed to Index relative outperformance. Value factor performance, while positive during the period, was the weakest factor in the U.S. during the period and detracted from Index relative performance. The Portfolio’s exposure to lower risk, lower volatility stocks in the aggregate also detracted from Index relative performance, given lower volatility stocks in the minimum volatility factor ETFs lagged the Index’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Dow Jones Moderately Conservative Portfolio Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,094	$10,210	$10,036
2/28/2015	$10,262	$10,114	$10,168
3/31/2015	$10,252	$10,161	$10,148
4/30/2015	$10,283	$10,124	$10,203
5/31/2015	$10,304	$10,100	$10,159
6/30/2015	$10,126	$9,990	$10,044
7/31/2015	$10,210	$10,059	$10,076
8/31/2015	$9,971	$10,045	$9,858
9/30/2015	$9,886	$10,113	$9,770
10/31/2015	$10,120	$10,114	$10,020
11/30/2015	$10,088	$10,088	$9,960
12/31/2015	$9,992	$10,055	$9,889
1/31/2016	$9,897	$10,193	$9,725
2/29/2016	$9,854	$10,266	$9,824
3/31/2016	$10,099	$10,360	$10,202
4/30/2016	$10,141	$10,400	$10,309
5/31/2016	$10,162	$10,402	$10,299
6/30/2016	$10,215	$10,589	$10,455
7/31/2016	$10,375	$10,656	$10,667
8/31/2016	$10,355	$10,644	$10,656
9/30/2016	$10,365	$10,638	$10,697
10/31/2016	$10,247	$10,556	$10,507
11/30/2016	$10,118	$10,307	$10,402
12/31/2016	$10,215	$10,321	$10,448
1/31/2017	$10,322	$10,341	$10,592
2/28/2017	$10,452	$10,411	$10,743
3/31/2017	$10,495	$10,405	$10,773
4/30/2017	$10,603	$10,486	$10,885
5/31/2017	$10,743	$10,566	$11,006
6/30/2017	$10,732	$10,556	$11,023
7/31/2017	$10,861	$10,601	$11,183
8/31/2017	$10,925	$10,696	$11,253
9/30/2017	$10,968	$10,645	$11,291
10/31/2017	$11,045	$10,652	$11,371
11/30/2017	$11,122	$10,638	$11,502
12/31/2017	$11,210	$10,687	$11,588
1/31/2018	$11,319	$10,564	$11,806
2/28/2018	$11,067	$10,464	$11,593
3/31/2018	$11,045	$10,531	$11,599
4/30/2018	$11,034	$10,452	$11,545
5/31/2018	$11,067	$10,527	$11,601
6/30/2018	$11,045	$10,514	$11,572
7/31/2018	$11,155	$10,516	$11,669
8/31/2018	$11,205	$10,584	$11,763
9/30/2018	$11,182	$10,516	$11,708
10/31/2018	$10,835	$10,433	$11,321
11/30/2018	$10,925	$10,495	$11,423
12/31/2018	$10,746	$10,688	$11,223
1/31/2019	$11,115	$10,801	$11,670
2/28/2019	$11,238	$10,795	$11,774
3/31/2019	$11,451	$11,002	$11,917
4/30/2019	$11,551	$11,005	$12,043
5/31/2019	$11,462	$11,201	$11,878
6/30/2019	$11,831	$11,341	$12,265
7/31/2019	$11,875	$11,366	$12,296
8/31/2019	$12,021	$11,661	$12,310
9/30/2019	$12,061	$11,599	$12,363
10/31/2019	$12,153	$11,634	$12,507
11/30/2019	$12,272	$11,628	$12,626
12/31/2019	$12,391	$11,620	$12,810
1/31/2020	$12,523	$11,843	$12,833
2/29/2020	$12,233	$12,056	$12,468
3/31/2020	$11,533	$11,985	$11,532
4/30/2020	$12,127	$12,198	$12,172
5/31/2020	$12,404	$12,255	$12,445
6/30/2020	$12,536	$12,332	$12,634
7/31/2020	$12,840	$12,517	$13,041
8/31/2020	$13,042	$12,416	$13,244
9/30/2020	$12,906	$12,409	$13,096
10/31/2020	$12,715	$12,353	$13,046
11/30/2020	$13,396	$12,475	$13,785
12/31/2020	$13,586	$12,492	$14,101
1/31/2021	$13,505	$12,402	$14,046
2/28/2021	$13,477	$12,223	$14,135
3/31/2021	$13,586	$12,071	$14,150
4/30/2021	$13,845	$12,166	$14,464
5/31/2021	$13,954	$12,206	$14,573
6/30/2021	$14,090	$12,291	$14,635
7/31/2021	$14,267	$12,429	$14,739
8/31/2021	$14,385	$12,405	$14,853
9/30/2021	$14,032	$12,298	$14,536
10/31/2021	$14,315	$12,294	$14,773
11/30/2021	$14,216	$12,331	$14,589
12/31/2021	$14,414	$12,299	$14,773
1/31/2022	$13,919	$12,034	$14,308
2/28/2022	$13,679	$11,900	$14,135
3/31/2022	$13,580	$11,569	$13,990
4/30/2022	$12,859	$11,130	$13,231
5/31/2022	$12,944	$11,202	$13,275
6/30/2022	$12,435	$11,026	$12,687
7/31/2022	$12,916	$11,296	$13,179
8/31/2022	$12,481	$10,977	$12,788
9/30/2022	$11,743	$10,502	$11,989
10/31/2022	$12,029	$10,366	$12,202
11/30/2022	$12,647	$10,748	$12,835
12/31/2022	$12,361	$10,699	$12,643
1/31/2023	$12,843	$11,028	$13,219
2/28/2023	$12,451	$10,743	$12,856
3/31/2023	$12,767	$11,016	$13,133
4/30/2023	$12,888	$11,083	$13,196
5/31/2023	$12,632	$10,962	$13,005
6/30/2023	$12,888	$10,923	$13,308
7/31/2023	$13,023	$10,915	$13,523
8/31/2023	$12,887	$10,846	$13,221
9/30/2023	$12,495	$10,570	$12,816
10/31/2023	$12,260	$10,403	$12,531
11/30/2023	$12,981	$10,874	$13,298
12/31/2023	$13,529	$11,291	$13,883
1/31/2024	$13,576	$11,260	$13,803
2/29/2024	$13,685	$11,100	$13,934
3/31/2024	$13,951	$11,203	$14,179
4/30/2024	$13,497	$10,920	$13,848
5/31/2024	$13,826	$11,105	$14,106
6/30/2024	$13,983	$11,210	$14,187
7/31/2024	$14,327	$11,472	$14,473
8/31/2024	$14,648	$11,637	$14,688
9/30/2024	$14,844	$11,793	$14,914
10/31/2024	$14,518	$11,500	$14,721
11/30/2024	$14,877	$11,622	$15,035
12/31/2024	$14,436	$11,432	$14,776

Average Annual Return [Table Text Block]
IBPZ1	1 Year	5 Years	10 Years
Initial Class	6.71%	3.10%	3.74%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Dow Jones Moderately Conservative Portfolio IndexFootnote Reference(b)	6.44%	2.90%	3.98%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 209,950,095
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 559,330
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$209,950,095
Number of Portfolio Holdings	10
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$559,330

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.8%
U.S. Equity Funds	30.4
International Equity Funds	9.8
Other Investment Company	7.5
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(7.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	50.0%
iShares Broad USD Investment Grade Corporate Bond ETF	9.8
iShares MSCI EAFE Min Vol Factor ETF	7.6
iShares MSCI USA Min Vol Factor ETF	6.6
iShares MSCI USA Quality Factor ETF	6.6
iShares MSCI USA Momentum Factor ETF	6.6
iShares MSCI USA Value Factor ETF	6.5
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021486
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio is a fund of funds comprised of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio’s sub-adviser. The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity space. These factors have historically shown to provide excess return and/or lower risk over long investment horizons. Specifically, these factors include Quality, Value, (Smaller) Size, Momentum and Low Volatility. The Portfolio has been designed to capture all five of these factor exposures in the U.S., and outside of the U.S., with only the Minimum Volatility exposure.

During the period, all of the equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The Portfolio’s higher allocation to equities compared to the Dow Jones Moderately Conservative Portfolio Index (“Index”), a benchmark of the Portfolio, contributed to Index relative performance, while selection within equities also contributed to absolute and Index relative performance from exposures to momentum and quality factors during the period, as these factors outperformed the Index. The Portfolio’s fixed income ETF allocations also contributed to Index relative outperformance. Value factor performance, while positive during the period, was the weakest factor in the U.S. during the period and detracted from Index relative performance. The Portfolio’s exposure to lower risk, lower volatility stocks in the aggregate also detracted from Index relative performance, given lower volatility stocks in the minimum volatility factor ETFs lagged the Index’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Dow Jones Moderately Conservative Portfolio Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,095	$10,210	$10,036
2/28/2015	$10,253	$10,114	$10,168
3/31/2015	$10,243	$10,161	$10,148
4/30/2015	$10,274	$10,124	$10,203
5/31/2015	$10,295	$10,100	$10,159
6/30/2015	$10,105	$9,990	$10,044
7/31/2015	$10,190	$10,059	$10,076
8/31/2015	$9,958	$10,045	$9,858
9/30/2015	$9,862	$10,113	$9,770
10/31/2015	$10,097	$10,114	$10,020
11/30/2015	$10,065	$10,088	$9,960
12/31/2015	$9,958	$10,055	$9,889
1/31/2016	$9,873	$10,193	$9,725
2/29/2016	$9,819	$10,266	$9,824
3/31/2016	$10,065	$10,360	$10,202
4/30/2016	$10,107	$10,400	$10,309
5/31/2016	$10,118	$10,402	$10,299
6/30/2016	$10,182	$10,589	$10,455
7/31/2016	$10,331	$10,656	$10,667
8/31/2016	$10,307	$10,644	$10,656
9/30/2016	$10,318	$10,638	$10,697
10/31/2016	$10,199	$10,556	$10,507
11/30/2016	$10,070	$10,307	$10,402
12/31/2016	$10,156	$10,321	$10,448
1/31/2017	$10,264	$10,341	$10,592
2/28/2017	$10,394	$10,411	$10,743
3/31/2017	$10,437	$10,405	$10,773
4/30/2017	$10,534	$10,486	$10,885
5/31/2017	$10,674	$10,566	$11,006
6/30/2017	$10,663	$10,556	$11,023
7/31/2017	$10,793	$10,601	$11,183
8/31/2017	$10,849	$10,696	$11,253
9/30/2017	$10,893	$10,645	$11,291
10/31/2017	$10,970	$10,652	$11,371
11/30/2017	$11,035	$10,638	$11,502
12/31/2017	$11,123	$10,687	$11,588
1/31/2018	$11,222	$10,564	$11,806
2/28/2018	$10,981	$10,464	$11,593
3/31/2018	$10,959	$10,531	$11,599
4/30/2018	$10,937	$10,452	$11,545
5/31/2018	$10,970	$10,527	$11,601
6/30/2018	$10,948	$10,514	$11,572
7/31/2018	$11,057	$10,516	$11,669
8/31/2018	$11,099	$10,584	$11,763
9/30/2018	$11,076	$10,516	$11,708
10/31/2018	$10,731	$10,433	$11,321
11/30/2018	$10,820	$10,495	$11,423
12/31/2018	$10,631	$10,688	$11,223
1/31/2019	$10,998	$10,801	$11,670
2/28/2019	$11,121	$10,795	$11,774
3/31/2019	$11,333	$11,002	$11,917
4/30/2019	$11,422	$11,005	$12,043
5/31/2019	$11,333	$11,201	$11,878
6/30/2019	$11,700	$11,341	$12,265
7/31/2019	$11,745	$11,366	$12,296
8/31/2019	$11,882	$11,661	$12,310
9/30/2019	$11,921	$11,599	$12,363
10/31/2019	$12,000	$11,634	$12,507
11/30/2019	$12,118	$11,628	$12,626
12/31/2019	$12,236	$11,620	$12,810
1/31/2020	$12,367	$11,843	$12,833
2/29/2020	$12,078	$12,056	$12,468
3/31/2020	$11,383	$11,985	$11,532
4/30/2020	$11,960	$12,198	$12,172
5/31/2020	$12,236	$12,255	$12,445
6/30/2020	$12,367	$12,332	$12,634
7/31/2020	$12,669	$12,517	$13,041
8/31/2020	$12,852	$12,416	$13,244
9/30/2020	$12,717	$12,409	$13,096
10/31/2020	$12,541	$12,353	$13,046
11/30/2020	$13,203	$12,475	$13,785
12/31/2020	$13,392	$12,492	$14,101
1/31/2021	$13,298	$12,402	$14,046
2/28/2021	$13,271	$12,223	$14,135
3/31/2021	$13,379	$12,071	$14,150
4/30/2021	$13,622	$12,166	$14,464
5/31/2021	$13,717	$12,206	$14,573
6/30/2021	$13,852	$12,291	$14,635
7/31/2021	$14,028	$12,429	$14,739
8/31/2021	$14,138	$12,405	$14,853
9/30/2021	$13,802	$12,298	$14,536
10/31/2021	$14,082	$12,294	$14,773
11/30/2021	$13,956	$12,331	$14,589
12/31/2021	$14,166	$12,299	$14,773
1/31/2022	$13,662	$12,034	$14,308
2/28/2022	$13,438	$11,900	$14,135
3/31/2022	$13,326	$11,569	$13,990
4/30/2022	$12,626	$11,130	$13,231
5/31/2022	$12,696	$11,202	$13,275
6/30/2022	$12,206	$11,026	$12,687
7/31/2022	$12,668	$11,296	$13,179
8/31/2022	$12,240	$10,977	$12,788
9/30/2022	$11,511	$10,502	$11,989
10/31/2022	$11,794	$10,366	$12,202
11/30/2022	$12,389	$10,748	$12,835
12/31/2022	$12,121	$10,699	$12,643
1/31/2023	$12,582	$11,028	$13,219
2/28/2023	$12,195	$10,743	$12,856
3/31/2023	$12,508	$11,016	$13,133
4/30/2023	$12,612	$11,083	$13,196
5/31/2023	$12,374	$10,962	$13,005
6/30/2023	$12,612	$10,923	$13,308
7/31/2023	$12,745	$10,915	$13,523
8/31/2023	$12,603	$10,846	$13,221
9/30/2023	$12,217	$10,570	$12,816
10/31/2023	$11,986	$10,403	$12,531
11/30/2023	$12,695	$10,874	$13,298
12/31/2023	$13,220	$11,291	$13,883
1/31/2024	$13,266	$11,260	$13,803
2/29/2024	$13,374	$11,100	$13,934
3/31/2024	$13,636	$11,203	$14,179
4/30/2024	$13,174	$10,920	$13,848
5/31/2024	$13,513	$11,105	$14,106
6/30/2024	$13,652	$11,210	$14,187
7/31/2024	$13,976	$11,472	$14,473
8/31/2024	$14,285	$11,637	$14,688
9/30/2024	$14,477	$11,793	$14,914
10/31/2024	$14,156	$11,500	$14,721
11/30/2024	$14,509	$11,622	$15,035
12/31/2024	$14,076	$11,432	$14,776

Average Annual Return [Table Text Block]
IBPZ2	1 Year	5 Years	10 Years
Service Class	6.48%	2.84%	3.48%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Dow Jones Moderately Conservative Portfolio IndexFootnote Reference(b)	6.44%	2.90%	3.98%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 209,950,095
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 559,330
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$209,950,095
Number of Portfolio Holdings	10
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (net of waivers and reimbursements)	$559,330

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.8%
U.S. Equity Funds	30.4
International Equity Funds	9.8
Other Investment Company	7.5
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(7.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	50.0%
iShares Broad USD Investment Grade Corporate Bond ETF	9.8
iShares MSCI EAFE Min Vol Factor ETF	7.6
iShares MSCI USA Min Vol Factor ETF	6.6
iShares MSCI USA Quality Factor ETF	6.6
iShares MSCI USA Momentum Factor ETF	6.6
iShares MSCI USA Value Factor ETF	6.5
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167272
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 50 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.54%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio is a fund of funds comprised of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser. The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity space. These factors have historically shown to provide excess return and/or lower risk over long investment horizons. Specifically, these factors include Quality, Value, (Smaller) Size, Momentum and Low Volatility. The Portfolio has been designed to capture all five of these factor exposures in the U.S., and outside of the U.S., with only the Minimum Volatility exposure.

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Dow Jones Moderate Portfolio Index (“Index”), a benchmark of the Portfolio. During the fiscal year, all of the equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. The Portfolio’s underweight allocation to equities during the fiscal year detracted from Index relative performance, while selection within equities contributed to absolute and Index relative performance from exposures to momentum and quality factors which contributed to both absolute and Index relative performance during the fiscal year, as these factors outperformed the Index. Value factor performance, while positive during the fiscal year, was the weakest factor in the U.S. during the period and detracted from Index relative performance. The Portfolio’s exposure to lower risk, lower volatility stocks in the aggregate also detracted from Index relative performance, given lower volatility stocks in the minimum volatility factor ETFs lagged the Index’s performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	Dow Jones Moderate Portfolio Index
3/21/2016	$10,000	$10,000	$10,000
3/31/2016	$10,070	$10,028	$10,058
4/30/2016	$10,090	$10,186	$10,170
5/31/2016	$10,130	$10,243	$10,188
6/30/2016	$10,300	$10,129	$10,278
7/31/2016	$10,470	$10,557	$10,586
8/31/2016	$10,410	$10,565	$10,590
9/30/2016	$10,440	$10,622	$10,641
10/31/2016	$10,260	$10,416	$10,442
11/30/2016	$10,180	$10,566	$10,483
12/31/2016	$10,270	$10,819	$10,572
1/31/2017	$10,380	$11,080	$10,779
2/28/2017	$10,600	$11,387	$10,992
3/31/2017	$10,640	$11,508	$11,042
4/30/2017	$10,750	$11,679	$11,167
5/31/2017	$10,930	$11,926	$11,299
6/30/2017	$10,940	$11,972	$11,342
7/31/2017	$11,070	$12,258	$11,545
8/31/2017	$11,156	$12,275	$11,598
9/30/2017	$11,216	$12,551	$11,714
10/31/2017	$11,357	$12,788	$11,859
11/30/2017	$11,509	$13,065	$12,052
12/31/2017	$11,589	$13,242	$12,174
1/31/2018	$11,791	$13,941	$12,549
2/28/2018	$11,529	$13,364	$12,224
3/31/2018	$11,509	$13,072	$12,176
4/30/2018	$11,448	$13,223	$12,165
5/31/2018	$11,559	$13,305	$12,262
6/30/2018	$11,549	$13,299	$12,230
7/31/2018	$11,710	$13,714	$12,406
8/31/2018	$11,888	$13,884	$12,547
9/30/2018	$11,888	$13,961	$12,502
10/31/2018	$11,449	$12,936	$11,870
11/30/2018	$11,572	$13,083	$12,019
12/31/2018	$11,285	$12,088	$11,540
1/31/2019	$11,735	$13,029	$12,211
2/28/2019	$11,888	$13,421	$12,420
3/31/2019	$12,093	$13,597	$12,554
4/30/2019	$12,216	$14,079	$12,787
5/31/2019	$12,052	$13,267	$12,381
6/30/2019	$12,481	$14,141	$12,928
7/31/2019	$12,543	$14,211	$12,975
8/31/2019	$12,641	$13,920	$12,850
9/30/2019	$12,703	$14,217	$12,984
10/31/2019	$12,806	$14,578	$13,192
11/30/2019	$12,950	$14,984	$13,404
12/31/2019	$13,095	$15,433	$13,686
1/31/2020	$13,209	$15,339	$13,626
2/29/2020	$12,785	$14,043	$12,985
3/31/2020	$11,980	$12,184	$11,626
4/30/2020	$12,651	$13,515	$12,527
5/31/2020	$12,971	$14,168	$12,930
6/30/2020	$13,095	$14,543	$13,185
7/31/2020	$13,425	$15,239	$13,691
8/31/2020	$13,707	$16,257	$14,065
9/30/2020	$13,529	$15,696	$13,825
10/31/2020	$13,309	$15,215	$13,757
11/30/2020	$14,127	$17,160	$14,882
12/31/2020	$14,368	$17,888	$15,361
1/31/2021	$14,284	$17,710	$15,329
2/28/2021	$14,295	$18,164	$15,606
3/31/2021	$14,484	$18,768	$15,749
4/30/2021	$14,798	$19,641	$16,216
5/31/2021	$14,914	$19,924	$16,371
6/30/2021	$15,050	$20,221	$16,476
7/31/2021	$15,239	$20,583	$16,560
8/31/2021	$15,395	$21,096	$16,784
9/30/2021	$14,975	$20,220	$16,340
10/31/2021	$15,341	$21,365	$16,775
11/30/2021	$15,190	$20,897	$16,454
12/31/2021	$15,481	$21,790	$16,806
1/31/2022	$14,889	$20,637	$16,157
2/28/2022	$14,631	$20,115	$15,951
3/31/2022	$14,588	$20,667	$15,949
4/30/2022	$13,793	$18,950	$14,974
5/31/2022	$13,857	$18,965	$15,015
6/30/2022	$13,266	$17,322	$14,157
7/31/2022	$13,804	$18,697	$14,853
8/31/2022	$13,328	$17,916	$14,426
9/30/2022	$12,490	$16,250	$13,381
10/31/2022	$12,903	$17,417	$13,815
11/30/2022	$13,585	$18,628	$14,623
12/31/2022	$13,238	$17,837	$14,290
1/31/2023	$13,752	$19,099	$15,069
2/28/2023	$13,328	$18,640	$14,650
3/31/2023	$13,652	$19,216	$14,922
4/30/2023	$13,786	$19,553	$14,990
5/31/2023	$13,507	$19,358	$14,756
6/30/2023	$13,831	$20,528	$15,290
7/31/2023	$14,009	$21,218	$15,655
8/31/2023	$13,847	$20,711	$15,259
9/30/2023	$13,400	$19,818	$14,751
10/31/2023	$13,137	$19,243	$14,345
11/30/2023	$13,927	$21,047	$15,344
12/31/2023	$14,534	$22,080	$16,105
1/31/2024	$14,603	$22,345	$16,008
2/29/2024	$14,809	$23,292	$16,315
3/31/2024	$15,118	$24,041	$16,708
4/30/2024	$14,592	$23,148	$16,183
5/31/2024	$14,969	$24,181	$16,579
6/30/2024	$15,141	$24,673	$16,685
7/31/2024	$15,519	$25,108	$17,119
8/31/2024	$15,880	$25,772	$17,433
9/30/2024	$16,094	$26,244	$17,793
10/31/2024	$15,738	$25,723	$17,443
11/30/2024	$16,189	$26,904	$17,984
12/31/2024	$15,667	$26,202	$17,482

Average Annual Return [Table Text Block]
I9CE2	1 Year	5 Years	Since Inception 3/21/16
Service Class	7.79%	3.65%	5.24%
MSCI World IndexFootnote Reference(a)	18.67%	11.17%	11.59%
Dow Jones Moderate Portfolio IndexFootnote Reference(b)	8.55%	5.02%	6.57%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 410,197,851
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,078,485
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$410,197,851
Number of Portfolio Holdings	9
Portfolio Turnover Rate	7%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,078,485

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	50.1%
U.S. Equity Funds	37.9
International Equity Funds	12.0
Other Investment Company	1.9
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(2.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	50.1%
iShares MSCI EAFE Min Vol Factor ETF	9.4
iShares MSCI USA Min Vol Factor ETF	8.3
iShares MSCI USA Quality Factor ETF	8.2
iShares MSCI USA Momentum Factor ETF	8.2
iShares MSCI USA Value Factor ETF	8.1
iShares MSCI USA Size Factor ETF	5.2
iShares MSCI Emerging Markets Min Vol Factor ETF	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167273
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 75 VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio is a fund of funds comprised of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser. The equity allocation of the Portfolio is comprised entirely of “smart beta” or factor-based equity ETFs focused on rewarded risk factors in the equity space. These factors have historically shown to provide excess return and/or lower risk over long investment horizons. Specifically, these factors include Quality, Value, (Smaller) Size, Momentum and Low Volatility. The Portfolio has been designed to capture all five of these factor exposures in the U.S., and outside of the U.S., with only the Minimum Volatility exposure.

For the fiscal year ended December 31, 2024, the Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index (“Index”), a benchmark of the Portfolio. During the fiscal year, all of the equity factors represented in the Portfolio posted positive returns and contributed to the Portfolio’s absolute performance. Selection within equities contributed to Index relative performance from exposures to momentum and quality factors which contributed to both absolute and Index relative performance during the fiscal year, as these factors outperformed the Index. The fixed income ETF allocations also contributed to Index relative outperformance.

Value factor performance, while positive during the fiscal year, was the weakest factor in the U.S. during the period and detracted from Index relative performance. The Portfolio’s exposure to lower risk, lower volatility stocks in the aggregate also detracted from Index relative performance, given lower volatility stocks in the minimum volatility factor ETFs lagged the Index’s performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
3/21/2016	$10,000	$10,000	$10,000
3/31/2016	$10,060	$10,028	$10,064
4/30/2016	$10,050	$10,186	$10,183
5/31/2016	$10,120	$10,243	$10,226
6/30/2016	$10,270	$10,129	$10,258
7/31/2016	$10,480	$10,557	$10,657
8/31/2016	$10,410	$10,565	$10,673
9/30/2016	$10,440	$10,622	$10,733
10/31/2016	$10,210	$10,416	$10,525
11/30/2016	$10,220	$10,566	$10,698
12/31/2016	$10,340	$10,819	$10,829
1/31/2017	$10,510	$11,080	$11,096
2/28/2017	$10,810	$11,387	$11,371
3/31/2017	$10,870	$11,508	$11,442
4/30/2017	$11,000	$11,679	$11,581
5/31/2017	$11,230	$11,926	$11,724
6/30/2017	$11,250	$11,972	$11,794
7/31/2017	$11,430	$12,258	$12,044
8/31/2017	$11,514	$12,275	$12,081
9/30/2017	$11,634	$12,551	$12,276
10/31/2017	$11,856	$12,788	$12,484
11/30/2017	$12,097	$13,065	$12,739
12/31/2017	$12,197	$13,242	$12,895
1/31/2018	$12,590	$13,941	$13,427
2/28/2018	$12,248	$13,364	$12,988
3/31/2018	$12,167	$13,072	$12,886
4/30/2018	$12,137	$13,223	$12,915
5/31/2018	$12,268	$13,305	$13,053
6/30/2018	$12,248	$13,299	$13,017
7/31/2018	$12,519	$13,714	$13,273
8/31/2018	$12,770	$13,884	$13,463
9/30/2018	$12,811	$13,961	$13,428
10/31/2018	$12,149	$12,936	$12,529
11/30/2018	$12,312	$13,083	$12,729
12/31/2018	$11,721	$12,088	$11,950
1/31/2019	$12,363	$13,029	$12,861
2/28/2019	$12,628	$13,421	$13,175
3/31/2019	$12,821	$13,597	$13,301
4/30/2019	$13,035	$14,079	$13,644
5/31/2019	$12,648	$13,267	$12,990
6/30/2019	$13,270	$14,141	$13,695
7/31/2019	$13,341	$14,211	$13,758
8/31/2019	$13,323	$13,920	$13,489
9/30/2019	$13,457	$14,217	$13,706
10/31/2019	$13,623	$14,578	$13,980
11/30/2019	$13,860	$14,984	$14,291
12/31/2019	$14,097	$15,433	$14,679
1/31/2020	$14,139	$15,339	$14,529
2/29/2020	$13,344	$14,043	$13,586
3/31/2020	$12,074	$12,184	$11,777
4/30/2020	$13,003	$13,515	$12,940
5/31/2020	$13,457	$14,168	$13,479
6/30/2020	$13,592	$14,543	$13,805
7/31/2020	$14,025	$15,239	$14,418
8/31/2020	$14,524	$16,257	$14,976
9/30/2020	$14,261	$15,696	$14,636
10/31/2020	$13,957	$15,215	$14,547
11/30/2020	$15,165	$17,160	$16,091
12/31/2020	$15,544	$17,888	$16,754
1/31/2021	$15,470	$17,710	$16,748
2/28/2021	$15,617	$18,164	$17,241
3/31/2021	$15,995	$18,768	$17,537
4/30/2021	$16,458	$19,641	$18,183
5/31/2021	$16,647	$19,924	$18,393
6/30/2021	$16,815	$20,221	$18,550
7/31/2021	$17,046	$20,583	$18,608
8/31/2021	$17,327	$21,096	$18,965
9/30/2021	$16,709	$20,220	$18,368
10/31/2021	$17,316	$21,365	$19,041
11/30/2021	$17,045	$20,897	$18,553
12/31/2021	$17,554	$21,790	$19,109
1/31/2022	$16,742	$20,637	$18,238
2/28/2022	$16,395	$20,115	$17,994
3/31/2022	$16,568	$20,667	$18,167
4/30/2022	$15,517	$18,950	$16,938
5/31/2022	$15,593	$18,965	$16,975
6/30/2022	$14,694	$17,322	$15,762
7/31/2022	$15,420	$18,697	$16,723
8/31/2022	$14,854	$17,916	$16,261
9/30/2022	$13,760	$16,250	$14,899
10/31/2022	$14,543	$17,417	$15,624
11/30/2022	$15,406	$18,628	$16,652
12/31/2022	$14,911	$17,837	$16,130
1/31/2023	$15,521	$19,099	$17,166
2/28/2023	$15,015	$18,640	$16,682
3/31/2023	$15,371	$19,216	$16,941
4/30/2023	$15,567	$19,553	$17,013
5/31/2023	$15,176	$19,358	$16,733
6/30/2023	$15,751	$20,528	$17,555
7/31/2023	$16,073	$21,218	$18,110
8/31/2023	$15,830	$20,711	$17,598
9/30/2023	$15,286	$19,818	$16,966
10/31/2023	$14,959	$19,243	$16,410
11/30/2023	$15,975	$21,047	$17,692
12/31/2023	$16,714	$22,080	$18,645
1/31/2024	$16,847	$22,345	$18,544
2/29/2024	$17,331	$23,292	$19,111
3/31/2024	$17,803	$24,041	$19,689
4/30/2024	$17,101	$23,148	$19,012
5/31/2024	$17,633	$24,181	$19,551
6/30/2024	$17,863	$24,673	$19,681
7/31/2024	$18,311	$25,108	$20,210
8/31/2024	$18,834	$25,772	$20,579
9/30/2024	$19,075	$26,244	$21,054
10/31/2024	$18,707	$25,723	$20,659
11/30/2024	$19,392	$26,904	$21,483
12/31/2024	$18,618	$26,202	$20,740

Average Annual Return [Table Text Block]
I9CF2	1 Year	5 Years	Since Inception 3/21/16
Service Class	11.40%	5.72%	7.33%
MSCI World IndexFootnote Reference(a)	18.67%	11.17%	11.59%
Dow Jones Moderately Aggressive Portfolio IndexFootnote Reference(b)	11.24%	7.16%	8.66%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 148,545,507
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 380,634
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$148,545,507
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (net of waivers and reimbursements)	$380,634

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	56.2%
U.S. Fixed Income Funds	24.9
Other Investment Company	20.2
International Equity Funds	18.4
Repurchase Agreements	0.1
Net Other Assets (Liabilities)Footnote Reference^	(19.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.9%
iShares MSCI EAFE Min Vol Factor ETF	14.4
iShares MSCI USA Min Vol Factor ETF	12.2
iShares MSCI USA Quality Factor ETF	12.2
iShares MSCI USA Value Factor ETF	12.2
iShares MSCI USA Momentum Factor ETF	12.1
iShares MSCI USA Size Factor ETF	7.5
iShares MSCI Emerging Markets Min Vol Factor ETF	4.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074412
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.65%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

During the period of January 1, 2024 to April 30, 2024, the Portfolio experienced negative absolute returns. The Portfolio entered the year overweight equities and maintained this position before moving to neutral equities in early April 2024 as volatility rose due to concerns over high inflation  readings and heightened geopolitical tensions. The Portfolio’s managed volatility strategy contributed to performance as it maintained an overweight to equities during the period when equities markets rose. The downside risk mitigation strategies, obtained via S&P 500® Index put option contracts, detracted from performance as the value of these contracts fell over the period. The fixed income allocation contributed to performance over the period, driven by U.S. duration positioning, securitized credit exposure, and positions in financials and utilities investment grade corporate credit.

During the period of May 1, 2024 to December 31, 2024, the Portfolio posted positive returns. An equity overweight contributed to performance as US markets ended the year with strong positive gains across growth and value stocks. An overweight to Japanese equities that was added in August 2024 after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the period, the Portfolio tactically shifted duration underweight based on the market pricing of US growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI All Country World Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,033	$9,844	$9,700
2/28/2015	$10,217	$10,392	$10,257
3/31/2015	$10,167	$10,231	$10,095
4/30/2015	$10,175	$10,527	$10,192
5/31/2015	$10,200	$10,514	$10,323
6/30/2015	$10,000	$10,266	$10,123
7/31/2015	$10,117	$10,355	$10,335
8/31/2015	$9,756	$9,646	$9,712
9/30/2015	$9,600	$9,296	$9,471
10/31/2015	$9,945	$10,026	$10,270
11/30/2015	$9,928	$9,943	$10,301
12/31/2015	$9,773	$9,764	$10,138
1/31/2016	$9,540	$9,175	$9,635
2/29/2016	$9,514	$9,112	$9,622
3/31/2016	$9,885	$9,787	$10,275
4/30/2016	$9,980	$9,931	$10,315
5/31/2016	$10,032	$9,944	$10,500
6/30/2016	$10,118	$9,884	$10,527
7/31/2016	$10,394	$10,310	$10,915
8/31/2016	$10,394	$10,344	$10,931
9/30/2016	$10,377	$10,408	$10,933
10/31/2016	$10,186	$10,231	$10,733
11/30/2016	$10,178	$10,309	$11,131
12/31/2016	$10,325	$10,531	$11,351
1/31/2017	$10,412	$10,819	$11,566
2/28/2017	$10,628	$11,123	$12,025
3/31/2017	$10,620	$11,259	$12,039
4/30/2017	$10,732	$11,434	$12,163
5/31/2017	$10,871	$11,687	$12,334
6/30/2017	$10,914	$11,740	$12,411
7/31/2017	$11,036	$12,068	$12,666
8/31/2017	$11,112	$12,114	$12,705
9/30/2017	$11,222	$12,348	$12,967
10/31/2017	$11,341	$12,605	$13,270
11/30/2017	$11,497	$12,849	$13,677
12/31/2017	$11,607	$13,056	$13,829
1/31/2018	$11,882	$13,793	$14,621
2/28/2018	$11,488	$13,213	$14,082
3/31/2018	$11,387	$12,930	$13,724
4/30/2018	$11,332	$13,054	$13,777
5/31/2018	$11,469	$13,070	$14,108
6/30/2018	$11,479	$12,999	$14,195
7/31/2018	$11,662	$13,392	$14,724
8/31/2018	$11,848	$13,497	$15,203
9/30/2018	$11,807	$13,555	$15,290
10/31/2018	$11,213	$12,540	$14,245
11/30/2018	$11,274	$12,723	$14,535
12/31/2018	$10,824	$11,827	$13,223
1/31/2019	$11,366	$12,761	$14,282
2/28/2019	$11,551	$13,102	$14,741
3/31/2019	$11,776	$13,267	$15,027
4/30/2019	$12,032	$13,715	$15,636
5/31/2019	$11,694	$12,901	$14,642
6/30/2019	$12,227	$13,746	$15,674
7/31/2019	$12,298	$13,786	$15,899
8/31/2019	$12,381	$13,459	$15,648
9/30/2019	$12,443	$13,742	$15,940
10/31/2019	$12,597	$14,119	$16,286
11/30/2019	$12,793	$14,463	$16,877
12/31/2019	$12,978	$14,973	$17,386
1/31/2020	$13,112	$14,807	$17,379
2/29/2020	$12,885	$13,611	$15,949
3/31/2020	$12,248	$11,774	$13,979
4/30/2020	$12,700	$13,035	$15,771
5/31/2020	$12,916	$13,602	$16,522
6/30/2020	$13,112	$14,036	$16,850
7/31/2020	$13,389	$14,779	$17,801
8/31/2020	$13,635	$15,683	$19,080
9/30/2020	$13,453	$15,178	$18,355
10/31/2020	$13,362	$14,809	$17,867
11/30/2020	$13,919	$16,634	$19,823
12/31/2020	$14,169	$17,406	$20,585
1/31/2021	$14,112	$17,327	$20,377
2/28/2021	$14,044	$17,728	$20,939
3/31/2021	$14,044	$18,202	$21,856
4/30/2021	$14,442	$18,998	$23,022
5/31/2021	$14,499	$19,293	$23,183
6/30/2021	$14,715	$19,548	$23,724
7/31/2021	$14,942	$19,682	$24,288
8/31/2021	$15,119	$20,175	$25,026
9/30/2021	$14,616	$19,342	$23,863
10/31/2021	$15,046	$20,329	$25,534
11/30/2021	$14,972	$19,839	$25,357
12/31/2021	$15,107	$20,633	$26,494
1/31/2022	$14,383	$19,620	$25,123
2/28/2022	$14,101	$19,113	$24,371
3/31/2022	$13,917	$19,527	$25,276
4/30/2022	$13,094	$17,964	$23,071
5/31/2022	$13,144	$17,985	$23,114
6/30/2022	$12,579	$16,469	$21,206
7/31/2022	$13,082	$17,619	$23,161
8/31/2022	$12,624	$16,970	$22,217
9/30/2022	$11,873	$15,346	$20,170
10/31/2022	$11,941	$16,272	$21,804
11/30/2022	$12,474	$17,534	$23,022
12/31/2022	$12,173	$16,844	$21,696
1/31/2023	$12,734	$18,051	$23,059
2/28/2023	$12,406	$17,534	$22,496
3/31/2023	$12,624	$18,075	$23,322
4/30/2023	$12,734	$18,334	$23,686
5/31/2023	$12,597	$18,138	$23,789
6/30/2023	$12,952	$19,191	$25,361
7/31/2023	$13,171	$19,894	$26,176
8/31/2023	$12,902	$19,338	$25,759
9/30/2023	$12,334	$18,538	$24,531
10/31/2023	$12,030	$17,981	$24,015
11/30/2023	$12,791	$19,640	$26,208
12/31/2023	$13,511	$20,584	$27,399
1/31/2024	$13,497	$20,704	$27,859
2/29/2024	$13,732	$21,593	$29,347
3/31/2024	$14,064	$22,271	$30,291
4/30/2024	$13,497	$21,536	$29,054
5/31/2024	$13,954	$22,411	$30,494
6/30/2024	$14,148	$22,910	$31,589
7/31/2024	$14,383	$23,279	$31,973
8/31/2024	$14,641	$23,870	$32,749
9/30/2024	$14,886	$24,425	$33,448
10/31/2024	$14,612	$23,877	$33,145
11/30/2024	$15,001	$24,770	$35,090
12/31/2024	$14,713	$24,183	$34,254

Average Annual Return [Table Text Block]
IXFN1	1 Year	5 Years	10 Years
Initial Class	8.90%	2.54%	3.94%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
S&P 500®IndexFootnote Reference(b)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 329,966,264
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,995,049
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$329,966,264
Number of Portfolio Holdings	14
Portfolio Turnover Rate	149%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,995,049

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.1%
U.S. Equity Funds	36.4
International Equity Funds	16.3
Other Investment Company	10.3
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	(10.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Short Treasury Bond ETF	20.8%
iShares Core S&P 500 ETF	19.1
iShares Core S&P Total U.S. Stock Market ETF	17.2
iShares Core U.S. Aggregate Bond ETF	11.4
iShares Broad USD Investment Grade Corporate Bond ETF	11.1
iShares MSCI EAFE ETF	4.9
iShares Core MSCI EAFE ETF	4.7
iShares MSCI Emerging Markets ETF	2.4
iShares Broad USD High Yield Corporate Bond ETF	2.2
iShares Core MSCI Emerging Markets ETF	2.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

  The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Balanced VP;

  The Portfolio’s principal investment strategies were revised;

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage-Related and Asset-Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock;

  TAM reduced the contractual expense limitation for the class from 0.91% to 0.63%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Balanced VP;
Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock;

  TAM reduced the contractual expense limitation for the class from 0.91% to 0.63%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]	The Portfolio’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage-Related and Asset-Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074411
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.90%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

During the period of January 1, 2024 to April 30, 2024, the Portfolio experienced negative absolute returns. The Portfolio entered the year overweight equities and maintained this position before moving to neutral equities in early April 2024 as volatility rose due to concerns over high inflation  readings and heightened geopolitical tensions. The Portfolio’s managed volatility strategy contributed to performance as it maintained an overweight to equities during the period when equities markets rose. The downside risk mitigation strategies, obtained via S&P 500® Index put option contracts, detracted from performance as the value of these contracts fell over the period. The fixed income allocation contributed to performance over the period, driven by U.S. duration positioning, securitized credit exposure, and positions in financials and utilities investment grade corporate credit.

During the period of May 1, 2024 to December 31, 2024, the Portfolio posted positive returns. An equity overweight contributed to performance as US markets ended the year with strong positive gains across growth and value stocks. An overweight to Japanese equities that was added in August 2024 after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the period, the Portfolio tactically shifted duration underweight based on the market pricing of US growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,025	$9,844	$9,700
2/28/2015	$10,210	$10,392	$10,257
3/31/2015	$10,151	$10,231	$10,095
4/30/2015	$10,160	$10,527	$10,192
5/31/2015	$10,185	$10,514	$10,323
6/30/2015	$9,983	$10,266	$10,123
7/31/2015	$10,101	$10,355	$10,335
8/31/2015	$9,737	$9,646	$9,712
9/30/2015	$9,580	$9,296	$9,471
10/31/2015	$9,919	$10,026	$10,270
11/30/2015	$9,902	$9,943	$10,301
12/31/2015	$9,745	$9,764	$10,138
1/31/2016	$9,502	$9,175	$9,635
2/29/2016	$9,484	$9,112	$9,622
3/31/2016	$9,850	$9,787	$10,275
4/30/2016	$9,937	$9,931	$10,315
5/31/2016	$9,989	$9,944	$10,500
6/30/2016	$10,076	$9,884	$10,527
7/31/2016	$10,346	$10,310	$10,915
8/31/2016	$10,348	$10,344	$10,931
9/30/2016	$10,331	$10,408	$10,933
10/31/2016	$10,130	$10,231	$10,733
11/30/2016	$10,121	$10,309	$11,131
12/31/2016	$10,270	$10,531	$11,351
1/31/2017	$10,348	$10,819	$11,566
2/28/2017	$10,558	$11,123	$12,025
3/31/2017	$10,558	$11,259	$12,039
4/30/2017	$10,671	$11,434	$12,163
5/31/2017	$10,802	$11,687	$12,334
6/30/2017	$10,837	$11,740	$12,411
7/31/2017	$10,959	$12,068	$12,666
8/31/2017	$11,036	$12,114	$12,705
9/30/2017	$11,138	$12,348	$12,967
10/31/2017	$11,257	$12,605	$13,270
11/30/2017	$11,414	$12,849	$13,677
12/31/2017	$11,506	$13,056	$13,829
1/31/2018	$11,782	$13,793	$14,621
2/28/2018	$11,386	$13,213	$14,082
3/31/2018	$11,294	$12,930	$13,724
4/30/2018	$11,230	$13,054	$13,777
5/31/2018	$11,368	$13,070	$14,108
6/30/2018	$11,377	$12,999	$14,195
7/31/2018	$11,552	$13,392	$14,724
8/31/2018	$11,735	$13,497	$15,203
9/30/2018	$11,694	$13,555	$15,290
10/31/2018	$11,098	$12,540	$14,245
11/30/2018	$11,160	$12,723	$14,535
12/31/2018	$10,708	$11,827	$13,223
1/31/2019	$11,242	$12,761	$14,282
2/28/2019	$11,427	$13,102	$14,741
3/31/2019	$11,643	$13,267	$15,027
4/30/2019	$11,900	$13,715	$15,636
5/31/2019	$11,561	$12,901	$14,642
6/30/2019	$12,085	$13,746	$15,674
7/31/2019	$12,146	$13,786	$15,899
8/31/2019	$12,228	$13,459	$15,648
9/30/2019	$12,290	$13,742	$15,940
10/31/2019	$12,444	$14,119	$16,286
11/30/2019	$12,629	$14,463	$16,877
12/31/2019	$12,814	$14,973	$17,386
1/31/2020	$12,938	$14,807	$17,379
2/29/2020	$12,722	$13,611	$15,949
3/31/2020	$12,084	$11,774	$13,979
4/30/2020	$12,526	$13,035	$15,771
5/31/2020	$12,732	$13,602	$16,522
6/30/2020	$12,917	$14,036	$16,850
7/31/2020	$13,195	$14,779	$17,801
8/31/2020	$13,438	$15,683	$19,080
9/30/2020	$13,256	$15,178	$18,355
10/31/2020	$13,154	$14,809	$17,867
11/30/2020	$13,700	$16,634	$19,823
12/31/2020	$13,950	$17,406	$20,585
1/31/2021	$13,893	$17,327	$20,377
2/28/2021	$13,825	$17,728	$20,939
3/31/2021	$13,813	$18,202	$21,856
4/30/2021	$14,211	$18,998	$23,022
5/31/2021	$14,257	$19,293	$23,183
6/30/2021	$14,461	$19,548	$23,724
7/31/2021	$14,689	$19,682	$24,288
8/31/2021	$14,866	$20,175	$25,026
9/30/2021	$14,362	$19,342	$23,863
10/31/2021	$14,780	$20,329	$25,534
11/30/2021	$14,706	$19,839	$25,357
12/31/2021	$14,841	$20,633	$26,494
1/31/2022	$14,129	$19,620	$25,123
2/28/2022	$13,834	$19,113	$24,371
3/31/2022	$13,649	$19,527	$25,276
4/30/2022	$12,851	$17,964	$23,071
5/31/2022	$12,900	$17,985	$23,114
6/30/2022	$12,335	$16,469	$21,206
7/31/2022	$12,839	$17,619	$23,161
8/31/2022	$12,375	$16,970	$22,217
9/30/2022	$11,637	$15,346	$20,170
10/31/2022	$11,692	$16,272	$21,804
11/30/2022	$12,225	$17,534	$23,022
12/31/2022	$11,924	$16,844	$21,696
1/31/2023	$12,471	$18,051	$23,059
2/28/2023	$12,143	$17,534	$22,496
3/31/2023	$12,361	$18,075	$23,322
4/30/2023	$12,471	$18,334	$23,686
5/31/2023	$12,320	$18,138	$23,789
6/30/2023	$12,662	$19,191	$25,361
7/31/2023	$12,880	$19,894	$26,176
8/31/2023	$12,615	$19,338	$25,759
9/30/2023	$12,049	$18,538	$24,531
10/31/2023	$11,759	$17,981	$24,015
11/30/2023	$12,505	$19,640	$26,208
12/31/2023	$13,195	$20,584	$27,399
1/31/2024	$13,195	$20,704	$27,859
2/29/2024	$13,416	$21,593	$29,347
3/31/2024	$13,733	$22,271	$30,291
4/30/2024	$13,181	$21,536	$29,054
5/31/2024	$13,623	$22,411	$30,494
6/30/2024	$13,802	$22,910	$31,589
7/31/2024	$14,037	$23,279	$31,973
8/31/2024	$14,284	$23,870	$32,749
9/30/2024	$14,513	$24,425	$33,448
10/31/2024	$14,256	$23,877	$33,145
11/30/2024	$14,628	$24,770	$35,090
12/31/2024	$14,341	$24,183	$34,254

Average Annual Return [Table Text Block]
IXFN2	1 Year	5 Years	10 Years
Service Class	8.69%	2.28%	3.67%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
S&P 500®IndexFootnote Reference(b)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 329,966,264
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,995,049
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$329,966,264
Number of Portfolio Holdings	14
Portfolio Turnover Rate	149%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,995,049

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	46.1%
U.S. Equity Funds	36.4
International Equity Funds	16.3
Other Investment Company	10.3
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	(10.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Short Treasury Bond ETF	20.8%
iShares Core S&P 500 ETF	19.1
iShares Core S&P Total U.S. Stock Market ETF	17.2
iShares Core U.S. Aggregate Bond ETF	11.4
iShares Broad USD Investment Grade Corporate Bond ETF	11.1
iShares MSCI EAFE ETF	4.9
iShares Core MSCI EAFE ETF	4.7
iShares MSCI Emerging Markets ETF	2.4
iShares Broad USD High Yield Corporate Bond ETF	2.2
iShares Core MSCI Emerging Markets ETF	2.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

  The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Balanced VP;

  The Portfolio’s principal investment strategies were revised;

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage-Related and Asset-Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock; and

  TAM reduced the contractual expense limitation for the class from 1.16% to 0.88%.

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Balanced VP;
Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock; and

  TAM reduced the contractual expense limitation for the class from 1.16% to 0.88%.

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]	The Portfolio’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage-Related and Asset-Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074416
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$71	0.69%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

During the period of January 1, 2024, to April 30, 2024, the Portfolio experienced negative absolute returns. It entered the year underweight equities relative to the Portfolio’s blended benchmark for the period (consisting of Bloomberg US Government/Credit Index, 52%; S&P 500® Index, 25%; Bloomberg Long Government/Credit Index, 13%; MSCI EAFE Index, 5%; and Russell 2000® Index, 5%) before moving to an overweight position in late January in response to decreased volatility and maintained the overweight position until early April. The Portfolio derisked in early April as volatility rose due to concerns over high inflation readings and heightened geopolitical tensions. The Portfolio’s managed volatility strategy contributed modestly to performance as it maintained an overweight to equities from late January to early April when volatility decreased, and equities performed well. The downside risk mitigation strategies, obtained via S&P 500® Index put option contracts, detracted from performance as the value of these contracts fell over the period. The Portfolio’s fixed income allocation contributed to performance over the period, driven by U.S. duration positioning, securitized credit exposure, and positions in financials and utilities investment grade corporate credit.

During the period of May 1, 2024, to December 31, 2024, the Portfolio posted positive returns. An equity overweight relative to the Portfolio’s blended benchmark for the period (consisting of MSCI All Country World Index, 35% and Bloomberg US Aggregate Bond Index, 65%) contributed to performance as US markets ended the year with strong positive gains across growth and value stocks. An overweight to Japanese equities that was added in August after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the period, the Portfolio tactically shifted duration underweight based on the market pricing of US growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,095	$10,210	$9,700
2/28/2015	$10,208	$10,114	$10,257
3/31/2015	$10,182	$10,161	$10,095
4/30/2015	$10,156	$10,124	$10,192
5/31/2015	$10,173	$10,100	$10,323
6/30/2015	$9,983	$9,990	$10,123
7/31/2015	$10,095	$10,059	$10,335
8/31/2015	$9,814	$10,045	$9,712
9/30/2015	$9,708	$10,113	$9,471
10/31/2015	$9,983	$10,114	$10,270
11/30/2015	$9,965	$10,088	$10,301
12/31/2015	$9,823	$10,055	$10,138
1/31/2016	$9,690	$10,193	$9,635
2/29/2016	$9,654	$10,266	$9,622
3/31/2016	$9,983	$10,360	$10,275
4/30/2016	$10,063	$10,400	$10,315
5/31/2016	$10,117	$10,402	$10,500
6/30/2016	$10,268	$10,589	$10,527
7/31/2016	$10,508	$10,656	$10,915
8/31/2016	$10,515	$10,644	$10,931
9/30/2016	$10,488	$10,638	$10,933
10/31/2016	$10,300	$10,556	$10,733
11/30/2016	$10,237	$10,307	$11,131
12/31/2016	$10,336	$10,321	$11,351
1/31/2017	$10,416	$10,341	$11,566
2/28/2017	$10,613	$10,411	$12,025
3/31/2017	$10,604	$10,405	$12,039
4/30/2017	$10,711	$10,486	$12,163
5/31/2017	$10,837	$10,566	$12,334
6/30/2017	$10,872	$10,556	$12,411
7/31/2017	$10,971	$10,601	$12,666
8/31/2017	$11,067	$10,696	$12,705
9/30/2017	$11,133	$10,645	$12,967
10/31/2017	$11,226	$10,652	$13,270
11/30/2017	$11,348	$10,638	$13,677
12/31/2017	$11,442	$10,687	$13,829
1/31/2018	$11,611	$10,564	$14,621
2/28/2018	$11,301	$10,464	$14,082
3/31/2018	$11,255	$10,531	$13,724
4/30/2018	$11,170	$10,452	$13,777
5/31/2018	$11,320	$10,527	$14,108
6/30/2018	$11,330	$10,514	$14,195
7/31/2018	$11,470	$10,516	$14,724
8/31/2018	$11,647	$10,584	$15,203
9/30/2018	$11,584	$10,516	$15,290
10/31/2018	$11,107	$10,433	$14,245
11/30/2018	$11,180	$10,495	$14,535
12/31/2018	$10,879	$10,688	$13,223
1/31/2019	$11,325	$10,801	$14,282
2/28/2019	$11,481	$10,795	$14,741
3/31/2019	$11,709	$11,002	$15,027
4/30/2019	$11,906	$11,005	$15,636
5/31/2019	$11,719	$11,201	$14,642
6/30/2019	$12,165	$11,341	$15,674
7/31/2019	$12,227	$11,366	$15,899
8/31/2019	$12,427	$11,661	$15,648
9/30/2019	$12,427	$11,599	$15,940
10/31/2019	$12,551	$11,634	$16,286
11/30/2019	$12,708	$11,628	$16,877
12/31/2019	$12,822	$11,620	$17,386
1/31/2020	$13,041	$11,843	$17,379
2/29/2020	$12,957	$12,056	$15,949
3/31/2020	$12,406	$11,985	$13,979
4/30/2020	$12,812	$12,198	$15,771
5/31/2020	$12,999	$12,255	$16,522
6/30/2020	$13,207	$12,332	$16,850
7/31/2020	$13,519	$12,517	$17,801
8/31/2020	$13,645	$12,416	$19,080
9/30/2020	$13,532	$12,409	$18,355
10/31/2020	$13,441	$12,353	$17,867
11/30/2020	$13,906	$12,475	$19,823
12/31/2020	$14,132	$12,492	$20,585
1/31/2021	$14,030	$12,402	$20,377
2/28/2021	$13,860	$12,223	$20,939
3/31/2021	$13,770	$12,071	$21,856
4/30/2021	$14,110	$12,166	$23,022
5/31/2021	$14,178	$12,206	$23,183
6/30/2021	$14,404	$12,291	$23,724
7/31/2021	$14,631	$12,429	$24,288
8/31/2021	$14,759	$12,405	$25,026
9/30/2021	$14,347	$12,298	$23,863
10/31/2021	$14,659	$12,294	$25,534
11/30/2021	$14,634	$12,331	$25,357
12/31/2021	$14,759	$12,299	$26,494
1/31/2022	$14,173	$12,034	$25,123
2/28/2022	$13,911	$11,900	$24,371
3/31/2022	$13,687	$11,569	$25,276
4/30/2022	$12,964	$11,130	$23,071
5/31/2022	$12,976	$11,202	$23,114
6/30/2022	$12,552	$11,026	$21,206
7/31/2022	$12,976	$11,296	$23,161
8/31/2022	$12,609	$10,977	$22,217
9/30/2022	$11,977	$10,502	$20,170
10/31/2022	$11,896	$10,366	$21,804
11/30/2022	$12,340	$10,748	$23,022
12/31/2022	$12,232	$10,699	$21,696
1/31/2023	$12,717	$11,028	$23,059
2/28/2023	$12,394	$10,743	$22,496
3/31/2023	$12,636	$11,016	$23,322
4/30/2023	$12,717	$11,083	$23,686
5/31/2023	$12,569	$10,962	$23,789
6/30/2023	$12,757	$10,923	$25,361
7/31/2023	$12,905	$10,915	$26,176
8/31/2023	$12,680	$10,846	$25,759
9/30/2023	$12,161	$10,570	$24,531
10/31/2023	$11,928	$10,403	$24,015
11/30/2023	$12,516	$10,874	$26,208
12/31/2023	$13,158	$11,291	$27,399
1/31/2024	$13,103	$11,260	$27,859
2/29/2024	$13,213	$11,100	$29,347
3/31/2024	$13,486	$11,203	$30,291
4/30/2024	$12,994	$10,920	$29,054
5/31/2024	$13,363	$11,105	$30,494
6/30/2024	$13,527	$11,210	$31,589
7/31/2024	$13,773	$11,472	$31,973
8/31/2024	$14,003	$11,637	$32,749
9/30/2024	$14,216	$11,793	$33,448
10/31/2024	$13,946	$11,500	$33,145
11/30/2024	$14,258	$11,622	$35,090
12/31/2024	$14,003	$11,432	$34,254

Average Annual Return [Table Text Block]
IXFM1	1 Year	5 Years	10 Years
Initial Class	6.42%	1.78%	3.42%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
S&P 500®IndexFootnote Reference(b)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 163,766,688
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 991,724
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$163,766,688
Number of Portfolio Holdings	14
Portfolio Turnover Rate	162%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,724

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	61.5%
U.S. Equity Funds	26.1
International Equity Funds	11.3
Other Investment Company	3.7
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	(3.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.4%
iShares Short Treasury Bond ETF	21.0
iShares Core S&P 500 ETF	13.8
iShares Broad USD Investment Grade Corporate Bond ETF	13.2
iShares Core S&P Total U.S. Stock Market ETF	12.4
iShares MSCI EAFE ETF	3.3
iShares Core MSCI EAFE ETF	3.2
iShares Broad USD High Yield Corporate Bond ETF	2.2
iShares Core MSCI Emerging Markets ETF	1.5
iShares MSCI Emerging Markets ETF	1.5

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

  The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Conservative VP;

  The Portfolio’s principal investment strategies were revised;

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange -Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock; and

  TAM reduced the contractual expense limitation for the class from 0.92% to 0.63%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule and the new expense limitation.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Conservative VP;
Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock; and

  TAM reduced the contractual expense limitation for the class from 0.92% to 0.63%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule and the new expense limitation.

Material Fund Change Strategies [Text Block]	The Portfolio’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange -Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074415
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.94%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

During the period of January 1, 2024, to April 30, 2024, the Portfolio experienced negative absolute returns. It entered the year underweight equities relative to the Portfolio’s blended benchmark for the period (consisting of Bloomberg US Government/Credit Index, 52%; S&P 500® Index, 25%; Bloomberg Long Government/Credit Index, 13%; MSCI EAFE Index, 5%; and Russell 2000® Index, 5%) before moving to an overweight position in late January in response to decreased volatility and maintained the overweight position until early April. The Portfolio derisked in early April as volatility rose due to concerns over high inflation readings and heightened geopolitical tensions. The Portfolio’s managed volatility strategy contributed modestly to performance as it maintained an overweight to equities from late January to early April when volatility decreased, and equities performed well. The downside risk mitigation strategies, obtained via S&P 500® Index put option contracts, detracted from performance as the value of these contracts fell over the period. The Portfolio’s fixed income allocation contributed to performance over the period, driven by U.S. duration positioning, securitized credit exposure, and positions in financials and utilities investment grade corporate credit.

During the period of May 1, 2024, to December 31, 2024, the Portfolio posted positive returns. An equity overweight relative to the Portfolio’s blended benchmark for the period (consisting of MSCI All Country World Index, 35% and Bloomberg US Aggregate Bond Index, 65%) contributed to performance as US markets ended the year with strong positive gains across growth and value stocks. An overweight to Japanese equities that was added in August after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the period, the Portfolio tactically shifted duration underweight based on the market pricing of US growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,087	$10,210	$9,700
2/28/2015	$10,192	$10,114	$10,257
3/31/2015	$10,166	$10,161	$10,095
4/30/2015	$10,139	$10,124	$10,192
5/31/2015	$10,157	$10,100	$10,323
6/30/2015	$9,965	$9,990	$10,123
7/31/2015	$10,078	$10,059	$10,335
8/31/2015	$9,792	$10,045	$9,712
9/30/2015	$9,685	$10,113	$9,471
10/31/2015	$9,953	$10,114	$10,270
11/30/2015	$9,935	$10,088	$10,301
12/31/2015	$9,792	$10,055	$10,138
1/31/2016	$9,649	$10,193	$9,635
2/29/2016	$9,622	$10,266	$9,622
3/31/2016	$9,944	$10,360	$10,275
4/30/2016	$10,025	$10,400	$10,315
5/31/2016	$10,070	$10,402	$10,500
6/30/2016	$10,222	$10,589	$10,527
7/31/2016	$10,463	$10,656	$10,915
8/31/2016	$10,459	$10,644	$10,931
9/30/2016	$10,441	$10,638	$10,933
10/31/2016	$10,253	$10,556	$10,733
11/30/2016	$10,181	$10,307	$11,131
12/31/2016	$10,280	$10,321	$11,351
1/31/2017	$10,352	$10,341	$11,566
2/28/2017	$10,549	$10,411	$12,025
3/31/2017	$10,531	$10,405	$12,039
4/30/2017	$10,639	$10,486	$12,163
5/31/2017	$10,756	$10,566	$12,334
6/30/2017	$10,800	$10,556	$12,411
7/31/2017	$10,890	$10,601	$12,666
8/31/2017	$10,982	$10,696	$12,705
9/30/2017	$11,048	$10,645	$12,967
10/31/2017	$11,142	$10,652	$13,270
11/30/2017	$11,254	$10,638	$13,677
12/31/2017	$11,348	$10,687	$13,829
1/31/2018	$11,517	$10,564	$14,621
2/28/2018	$11,198	$10,464	$14,082
3/31/2018	$11,151	$10,531	$13,724
4/30/2018	$11,076	$10,452	$13,777
5/31/2018	$11,217	$10,527	$14,108
6/30/2018	$11,226	$10,514	$14,195
7/31/2018	$11,358	$10,516	$14,724
8/31/2018	$11,532	$10,584	$15,203
9/30/2018	$11,460	$10,516	$15,290
10/31/2018	$10,993	$10,433	$14,245
11/30/2018	$11,065	$10,495	$14,535
12/31/2018	$10,764	$10,688	$13,223
1/31/2019	$11,200	$10,801	$14,282
2/28/2019	$11,356	$10,795	$14,741
3/31/2019	$11,584	$11,002	$15,027
4/30/2019	$11,771	$11,005	$15,636
5/31/2019	$11,574	$11,201	$14,642
6/30/2019	$12,020	$11,341	$15,674
7/31/2019	$12,082	$11,366	$15,899
8/31/2019	$12,270	$11,661	$15,648
9/30/2019	$12,270	$11,599	$15,940
10/31/2019	$12,395	$11,634	$16,286
11/30/2019	$12,541	$11,628	$16,877
12/31/2019	$12,655	$11,620	$17,386
1/31/2020	$12,863	$11,843	$17,379
2/29/2020	$12,780	$12,056	$15,949
3/31/2020	$12,239	$11,985	$13,979
4/30/2020	$12,634	$12,198	$15,771
5/31/2020	$12,811	$12,255	$16,522
6/30/2020	$13,019	$12,332	$16,850
7/31/2020	$13,320	$12,517	$17,801
8/31/2020	$13,443	$12,416	$19,080
9/30/2020	$13,330	$12,409	$18,355
10/31/2020	$13,240	$12,353	$17,867
11/30/2020	$13,692	$12,475	$19,823
12/31/2020	$13,907	$12,492	$20,585
1/31/2021	$13,805	$12,402	$20,377
2/28/2021	$13,647	$12,223	$20,939
3/31/2021	$13,545	$12,071	$21,856
4/30/2021	$13,884	$12,166	$23,022
5/31/2021	$13,941	$12,206	$23,183
6/30/2021	$14,166	$12,291	$23,724
7/31/2021	$14,381	$12,429	$24,288
8/31/2021	$14,505	$12,405	$25,026
9/30/2021	$14,095	$12,298	$23,863
10/31/2021	$14,393	$12,294	$25,534
11/30/2021	$14,380	$12,331	$25,357
12/31/2021	$14,492	$12,299	$26,494
1/31/2022	$13,909	$12,034	$25,123
2/28/2022	$13,661	$11,900	$24,371
3/31/2022	$13,425	$11,569	$25,276
4/30/2022	$12,718	$11,130	$23,071
5/31/2022	$12,730	$11,202	$23,114
6/30/2022	$12,308	$11,026	$21,206
7/31/2022	$12,718	$11,296	$23,161
8/31/2022	$12,360	$10,977	$22,217
9/30/2022	$11,746	$10,502	$20,170
10/31/2022	$11,652	$10,366	$21,804
11/30/2022	$12,080	$10,748	$23,022
12/31/2022	$11,986	$10,699	$21,696
1/31/2023	$12,454	$11,028	$23,059
2/28/2023	$12,133	$10,743	$22,496
3/31/2023	$12,374	$11,016	$23,322
4/30/2023	$12,441	$11,083	$23,686
5/31/2023	$12,294	$10,962	$23,789
6/30/2023	$12,481	$10,923	$25,361
7/31/2023	$12,614	$10,915	$26,176
8/31/2023	$12,407	$10,846	$25,759
9/30/2023	$11,893	$10,570	$24,531
10/31/2023	$11,663	$10,403	$24,015
11/30/2023	$12,231	$10,874	$26,208
12/31/2023	$12,853	$11,291	$27,399
1/31/2024	$12,799	$11,260	$27,859
2/29/2024	$12,908	$11,100	$29,347
3/31/2024	$13,165	$11,203	$30,291
4/30/2024	$12,691	$10,920	$29,054
5/31/2024	$13,043	$11,105	$30,494
6/30/2024	$13,205	$11,210	$31,589
7/31/2024	$13,435	$11,472	$31,973
8/31/2024	$13,667	$11,637	$32,749
9/30/2024	$13,863	$11,793	$33,448
10/31/2024	$13,596	$11,500	$33,145
11/30/2024	$13,905	$11,622	$35,090
12/31/2024	$13,653	$11,432	$34,254

Average Annual Return [Table Text Block]
IXFM2	1 Year	5 Years	10 Years
Service Class	6.22%	1.53%	3.16%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
S&P 500®IndexFootnote Reference(b)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 163,766,688
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 991,724
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$163,766,688
Number of Portfolio Holdings	14
Portfolio Turnover Rate	162%
Total Advisory Fees Paid (net of waivers and reimbursements)	$991,724

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	61.5%
U.S. Equity Funds	26.1
International Equity Funds	11.3
Other Investment Company	3.7
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	(3.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.4%
iShares Short Treasury Bond ETF	21.0
iShares Core S&P 500 ETF	13.8
iShares Broad USD Investment Grade Corporate Bond ETF	13.2
iShares Core S&P Total U.S. Stock Market ETF	12.4
iShares MSCI EAFE ETF	3.3
iShares Core MSCI EAFE ETF	3.2
iShares Broad USD High Yield Corporate Bond ETF	2.2
iShares Core MSCI Emerging Markets ETF	1.5
iShares MSCI Emerging Markets ETF	1.5

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

  The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Conservative VP;

  The Portfolio’s principal investment strategies were revised;

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange -Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock;

  TAM reduced the contractual expense limitation for the class from 1.17% to 0.88%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule and the new expense limitation.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Conservative VP;
Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock;

  TAM reduced the contractual expense limitation for the class from 1.17% to 0.88%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule and the new expense limitation.

Material Fund Change Strategies [Text Block]	The Portfolio’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange -Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074414
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$71	0.67%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

During the period of January 1, 2024 to April 30, 2024, the Portfolio experienced positive absolute returns. It entered the year overweight equities and maintained this position until it de-risked in mid-April 2024 as volatility rose due to concerns over high inflation readings and heightened geopolitical tensions. The Portfolio’s managed volatility strategy detracted from performance as it maintained an underweight to equities during the period in April 2024 when equities markets rose. The downside risk mitigation strategies, obtained via S&P 500® Index put option contracts, detracted from performance as the value of these contracts fell over the period. The fixed income allocation contributed to performance over the period, driven by U.S. duration positioning, securitized credit exposure, and positions in financials and utilities investment grade corporate credit.

During the period of May 1, 2024 to December 31, 2024, the Portfolio posted positive returns. An equity overweight contributed to performance as US markets ended the year with strong positive gains across growth and value stocks. An overweight to Japanese equities that was added in August 2024 after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the period, the Portfolio tactically shifted duration underweight based on the market pricing of US growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI All Country World Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,931	$9,844	$9,700
2/28/2015	$10,232	$10,392	$10,257
3/31/2015	$10,129	$10,231	$10,095
4/30/2015	$10,180	$10,527	$10,192
5/31/2015	$10,232	$10,514	$10,323
6/30/2015	$10,026	$10,266	$10,123
7/31/2015	$10,146	$10,355	$10,335
8/31/2015	$9,675	$9,646	$9,712
9/30/2015	$9,490	$9,296	$9,471
10/31/2015	$9,903	$10,026	$10,270
11/30/2015	$9,886	$9,943	$10,301
12/31/2015	$9,684	$9,764	$10,138
1/31/2016	$9,385	$9,175	$9,635
2/29/2016	$9,297	$9,112	$9,622
3/31/2016	$9,719	$9,787	$10,275
4/30/2016	$9,816	$9,931	$10,315
5/31/2016	$9,868	$9,944	$10,500
6/30/2016	$9,859	$9,884	$10,527
7/31/2016	$10,167	$10,310	$10,915
8/31/2016	$10,167	$10,344	$10,931
9/30/2016	$10,159	$10,408	$10,933
10/31/2016	$9,956	$10,231	$10,733
11/30/2016	$10,009	$10,309	$11,131
12/31/2016	$10,176	$10,531	$11,351
1/31/2017	$10,290	$10,819	$11,566
2/28/2017	$10,546	$11,123	$12,025
3/31/2017	$10,563	$11,259	$12,039
4/30/2017	$10,677	$11,434	$12,163
5/31/2017	$10,827	$11,687	$12,334
6/30/2017	$10,871	$11,740	$12,411
7/31/2017	$11,020	$12,068	$12,666
8/31/2017	$11,067	$12,114	$12,705
9/30/2017	$11,232	$12,348	$12,967
10/31/2017	$11,387	$12,605	$13,270
11/30/2017	$11,606	$12,849	$13,677
12/31/2017	$11,716	$13,056	$13,829
1/31/2018	$12,136	$13,793	$14,621
2/28/2018	$11,679	$13,213	$14,082
3/31/2018	$11,487	$12,930	$13,724
4/30/2018	$11,451	$13,054	$13,777
5/31/2018	$11,561	$13,070	$14,108
6/30/2018	$11,606	$12,999	$14,195
7/31/2018	$11,853	$13,392	$14,724
8/31/2018	$12,055	$13,497	$15,203
9/30/2018	$12,045	$13,555	$15,290
10/31/2018	$11,352	$12,540	$14,245
11/30/2018	$11,426	$12,723	$14,535
12/31/2018	$10,838	$11,827	$13,223
1/31/2019	$11,415	$12,761	$14,282
2/28/2019	$11,667	$13,102	$14,741
3/31/2019	$11,866	$13,267	$15,027
4/30/2019	$12,213	$13,715	$15,636
5/31/2019	$11,688	$12,901	$14,642
6/30/2019	$12,339	$13,746	$15,674
7/31/2019	$12,412	$13,786	$15,899
8/31/2019	$12,370	$13,459	$15,648
9/30/2019	$12,485	$13,742	$15,940
10/31/2019	$12,685	$14,119	$16,286
11/30/2019	$12,958	$14,463	$16,877
12/31/2019	$13,220	$14,973	$17,386
1/31/2020	$13,262	$14,807	$17,379
2/29/2020	$12,895	$13,611	$15,949
3/31/2020	$12,276	$11,774	$13,979
4/30/2020	$12,737	$13,035	$15,771
5/31/2020	$12,968	$13,602	$16,522
6/30/2020	$13,157	$14,036	$16,850
7/31/2020	$13,419	$14,779	$17,801
8/31/2020	$13,788	$15,683	$19,080
9/30/2020	$13,550	$15,178	$18,355
10/31/2020	$13,418	$14,809	$17,867
11/30/2020	$14,098	$16,634	$19,823
12/31/2020	$14,444	$17,406	$20,585
1/31/2021	$14,432	$17,327	$20,377
2/28/2021	$14,420	$17,728	$20,939
3/31/2021	$14,468	$18,202	$21,856
4/30/2021	$14,957	$18,998	$23,022
5/31/2021	$15,041	$19,293	$23,183
6/30/2021	$15,231	$19,548	$23,724
7/31/2021	$15,470	$19,682	$24,288
8/31/2021	$15,728	$20,175	$25,026
9/30/2021	$15,149	$19,342	$23,863
10/31/2021	$15,689	$20,329	$25,534
11/30/2021	$15,587	$19,839	$25,357
12/31/2021	$15,818	$20,633	$26,494
1/31/2022	$15,034	$19,620	$25,123
2/28/2022	$14,686	$19,113	$24,371
3/31/2022	$14,648	$19,527	$25,276
4/30/2022	$13,812	$17,964	$23,071
5/31/2022	$13,863	$17,985	$23,114
6/30/2022	$13,207	$16,469	$21,206
7/31/2022	$13,838	$17,619	$23,161
8/31/2022	$13,343	$16,970	$22,217
9/30/2022	$12,530	$15,346	$20,170
10/31/2022	$12,781	$16,272	$21,804
11/30/2022	$13,417	$17,534	$23,022
12/31/2022	$13,003	$16,844	$21,696
1/31/2023	$13,654	$18,051	$23,059
2/28/2023	$13,299	$17,534	$22,496
3/31/2023	$13,565	$18,075	$23,322
4/30/2023	$13,698	$18,334	$23,686
5/31/2023	$13,550	$18,138	$23,789
6/30/2023	$14,112	$19,191	$25,361
7/31/2023	$14,438	$19,894	$26,176
8/31/2023	$14,108	$19,338	$25,759
9/30/2023	$13,435	$18,538	$24,531
10/31/2023	$13,091	$17,981	$24,015
11/30/2023	$14,063	$19,640	$26,208
12/31/2023	$14,856	$20,584	$27,399
1/31/2024	$14,871	$20,704	$27,859
2/29/2024	$15,290	$21,593	$29,347
3/31/2024	$15,709	$22,271	$30,291
4/30/2024	$15,021	$21,536	$29,054
5/31/2024	$15,604	$22,411	$30,494
6/30/2024	$15,874	$22,910	$31,589
7/31/2024	$16,113	$23,279	$31,973
8/31/2024	$16,446	$23,870	$32,749
9/30/2024	$16,741	$24,425	$33,448
10/31/2024	$16,446	$23,877	$33,145
11/30/2024	$17,005	$24,770	$35,090
12/31/2024	$16,632	$24,183	$34,254

Average Annual Return [Table Text Block]
IXFL1	1 Year	5 Years	10 Years
Initial Class	11.95%	4.70%	5.22%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
S&P 500®IndexFootnote Reference(b)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 242,221,009
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,451,378
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$242,221,009
Number of Portfolio Holdings	14
Portfolio Turnover Rate	125%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,451,378

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	51.2%
U.S. Fixed Income Funds	26.8
International Equity Funds	21.5
Other Investment Company	9.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(9.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	27.6%
iShares Core S&P Total U.S. Stock Market ETF	23.7
iShares Short Treasury Bond ETF	18.9
iShares MSCI EAFE ETF	6.7
iShares Core MSCI EAFE ETF	6.2
iShares Broad USD Investment Grade Corporate Bond ETF	6.0
iShares MSCI Emerging Markets ETF	3.0
iShares Core MSCI Emerging Markets ETF	2.9
iShares MSCI Canada ETF	1.7
iShares Broad USD High Yield Corporate Bond ETF	1.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

  The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Growth VP;

  The Portfolio’s principal investment strategies were revised;

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock;

  TAM reduced the contractual expense limitation for the Initial class from 0.94% to 0.63%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Growth VP;
Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock;

  TAM reduced the contractual expense limitation for the Initial class from 0.94% to 0.63%; and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]	The Portfolio’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074413
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.93%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

During the period of January 1, 2024 to April 30, 2024, the Portfolio experienced positive absolute returns. It entered the year overweight equities and maintained this position until it de-risked in mid-April 2024 as volatility rose due to concerns over high inflation readings and heightened geopolitical tensions. The Portfolio’s managed volatility strategy detracted from performance as it maintained an underweight to equities during the period in April 2024 when equities markets rose. The downside risk mitigation strategies, obtained via S&P 500® Index put option contracts, detracted from performance as the value of these contracts fell over the period. The fixed income allocation contributed to performance over the period, driven by U.S. duration positioning, securitized credit exposure, and positions in financials and utilities investment grade corporate credit.

During the period of May 1, 2024 to December 31, 2024, the Portfolio posted positive returns. An equity overweight contributed to performance as US markets ended the year with strong positive gains across growth and value stocks. An overweight to Japanese equities that was added in August 2024 after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the period, the Portfolio tactically shifted duration underweight based on the market pricing of US growth and inflation.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,922	$9,844	$9,700
2/28/2015	$10,225	$10,392	$10,257
3/31/2015	$10,121	$10,231	$10,095
4/30/2015	$10,165	$10,527	$10,192
5/31/2015	$10,216	$10,514	$10,323
6/30/2015	$10,009	$10,266	$10,123
7/31/2015	$10,130	$10,355	$10,335
8/31/2015	$9,654	$9,646	$9,712
9/30/2015	$9,468	$9,296	$9,471
10/31/2015	$9,885	$10,026	$10,270
11/30/2015	$9,859	$9,943	$10,301
12/31/2015	$9,654	$9,764	$10,138
1/31/2016	$9,362	$9,175	$9,635
2/29/2016	$9,273	$9,112	$9,622
3/31/2016	$9,690	$9,787	$10,275
4/30/2016	$9,779	$9,931	$10,315
5/31/2016	$9,832	$9,944	$10,500
6/30/2016	$9,823	$9,884	$10,527
7/31/2016	$10,125	$10,310	$10,915
8/31/2016	$10,125	$10,344	$10,931
9/30/2016	$10,107	$10,408	$10,933
10/31/2016	$9,903	$10,231	$10,733
11/30/2016	$9,956	$10,309	$11,131
12/31/2016	$10,125	$10,531	$11,351
1/31/2017	$10,231	$10,819	$11,566
2/28/2017	$10,489	$11,123	$12,025
3/31/2017	$10,497	$11,259	$12,039
4/30/2017	$10,613	$11,434	$12,163
5/31/2017	$10,764	$11,687	$12,334
6/30/2017	$10,799	$11,740	$12,411
7/31/2017	$10,950	$12,068	$12,666
8/31/2017	$10,991	$12,114	$12,705
9/30/2017	$11,147	$12,348	$12,967
10/31/2017	$11,304	$12,605	$13,270
11/30/2017	$11,515	$12,849	$13,677
12/31/2017	$11,626	$13,056	$13,829
1/31/2018	$12,040	$13,793	$14,621
2/28/2018	$11,580	$13,213	$14,082
3/31/2018	$11,386	$12,930	$13,724
4/30/2018	$11,350	$13,054	$13,777
5/31/2018	$11,460	$13,070	$14,108
6/30/2018	$11,506	$12,999	$14,195
7/31/2018	$11,745	$13,392	$14,724
8/31/2018	$11,948	$13,497	$15,203
9/30/2018	$11,927	$13,555	$15,290
10/31/2018	$11,240	$12,540	$14,245
11/30/2018	$11,314	$12,723	$14,535
12/31/2018	$10,733	$11,827	$13,223
1/31/2019	$11,293	$12,761	$14,282
2/28/2019	$11,546	$13,102	$14,741
3/31/2019	$11,736	$13,267	$15,027
4/30/2019	$12,085	$13,715	$15,636
5/31/2019	$11,557	$12,901	$14,642
6/30/2019	$12,201	$13,746	$15,674
7/31/2019	$12,265	$13,786	$15,899
8/31/2019	$12,222	$13,459	$15,648
9/30/2019	$12,339	$13,742	$15,940
10/31/2019	$12,529	$14,119	$16,286
11/30/2019	$12,803	$14,463	$16,877
12/31/2019	$13,046	$14,973	$17,386
1/31/2020	$13,089	$14,807	$17,379
2/29/2020	$12,719	$13,611	$15,949
3/31/2020	$12,106	$11,774	$13,979
4/30/2020	$12,571	$13,035	$15,771
5/31/2020	$12,793	$13,602	$16,522
6/30/2020	$12,972	$14,036	$16,850
7/31/2020	$13,226	$14,779	$17,801
8/31/2020	$13,596	$15,683	$19,080
9/30/2020	$13,355	$15,178	$18,355
10/31/2020	$13,211	$14,809	$17,867
11/30/2020	$13,884	$16,634	$19,823
12/31/2020	$14,232	$17,406	$20,585
1/31/2021	$14,208	$17,327	$20,377
2/28/2021	$14,196	$17,728	$20,939
3/31/2021	$14,244	$18,202	$21,856
4/30/2021	$14,713	$18,998	$23,022
5/31/2021	$14,797	$19,293	$23,183
6/30/2021	$14,977	$19,548	$23,724
7/31/2021	$15,217	$19,682	$24,288
8/31/2021	$15,465	$20,175	$25,026
9/30/2021	$14,881	$19,342	$23,863
10/31/2021	$15,426	$20,329	$25,534
11/30/2021	$15,309	$19,839	$25,357
12/31/2021	$15,543	$20,633	$26,494
1/31/2022	$14,765	$19,620	$25,123
2/28/2022	$14,427	$19,113	$24,371
3/31/2022	$14,375	$19,527	$25,276
4/30/2022	$13,558	$17,964	$23,071
5/31/2022	$13,597	$17,985	$23,114
6/30/2022	$12,961	$16,469	$21,206
7/31/2022	$13,584	$17,619	$23,161
8/31/2022	$13,086	$16,970	$22,217
9/30/2022	$12,291	$15,346	$20,170
10/31/2022	$12,531	$16,272	$21,804
11/30/2022	$13,161	$17,534	$23,022
12/31/2022	$12,741	$16,844	$21,696
1/31/2023	$13,386	$18,051	$23,059
2/28/2023	$13,026	$17,534	$22,496
3/31/2023	$13,281	$18,075	$23,322
4/30/2023	$13,416	$18,334	$23,686
5/31/2023	$13,266	$18,138	$23,789
6/30/2023	$13,805	$19,191	$25,361
7/31/2023	$14,120	$19,894	$26,176
8/31/2023	$13,791	$19,338	$25,759
9/30/2023	$13,141	$18,538	$24,531
10/31/2023	$12,808	$17,981	$24,015
11/30/2023	$13,761	$19,640	$26,208
12/31/2023	$14,517	$20,584	$27,399
1/31/2024	$14,532	$20,704	$27,859
2/29/2024	$14,940	$21,593	$29,347
3/31/2024	$15,349	$22,271	$30,291
4/30/2024	$14,668	$21,536	$29,054
5/31/2024	$15,243	$22,411	$30,494
6/30/2024	$15,500	$22,910	$31,589
7/31/2024	$15,727	$23,279	$31,973
8/31/2024	$16,037	$23,870	$32,749
9/30/2024	$16,335	$24,425	$33,448
10/31/2024	$16,037	$23,877	$33,145
11/30/2024	$16,585	$24,770	$35,090
12/31/2024	$16,209	$24,183	$34,254

Average Annual Return [Table Text Block]
IXFL2	1 Year	5 Years	10 Years
Service Class	11.66%	4.44%	4.95%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
S&P 500®IndexFootnote Reference(b)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 242,221,009
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,451,378
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$242,221,009
Number of Portfolio Holdings	14
Portfolio Turnover Rate	125%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,451,378

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	51.2%
U.S. Fixed Income Funds	26.8
International Equity Funds	21.5
Other Investment Company	9.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(9.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	27.6%
iShares Core S&P Total U.S. Stock Market ETF	23.7
iShares Short Treasury Bond ETF	18.9
iShares MSCI EAFE ETF	6.7
iShares Core MSCI EAFE ETF	6.2
iShares Broad USD Investment Grade Corporate Bond ETF	6.0
iShares MSCI Emerging Markets ETF	3.0
iShares Core MSCI Emerging Markets ETF	2.9
iShares MSCI Canada ETF	1.7
iShares Broad USD High Yield Corporate Bond ETF	1.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

  The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Growth VP;

  The Portfolio’s principal investment strategies were revised;

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock; and

  TAM reduced the contractual expense limitation for the class from 1.19% to 0.88% and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica BlackRock iShares Tactical – Growth VP;
Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., (“TAM”) the Portfolio’s investment manager, reduced its management fee schedule and agreed to waive from its management fees an amount equal to a sub-advisory fee waiver by BlackRock; and

  TAM reduced the contractual expense limitation for the class from 1.19% to 0.88% and

  Annual Fund Operating Expenses for the class were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]	The Portfolio’s principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  The Portfolio’s principal risks were revised to (i) include Underlying Exchange-Traded Funds; Asset Allocation; Asset Allocation Conflicts; Asset Class Variation; Money Market Funds; and Tactical and Strategic Asset Allocation risks and (ii) remove Asset Class Allocation; Model and Data; Volatility Target; Tactical Asset Allocation; Leveraging; Hedging; Large Capitalization Companies; LIBOR; Mortgage Related and Asset Backed Securities; Preferred Stock; Privately Placed and Other Restricted Securities; Real Estate Securities; Reverse Repurchase Agreements; Short Positions; Small and Medium Capitalization Companies; Sovereign Debt; Structured Instruments; To Be Announced (TBA) Transactions; and U.S. Government and Agency Obligations risks;

Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, Pacific Investment Management Company LLC (“PIMCO”) was terminated as the sub-adviser of the Portfolio, BlackRock Investment Management, LLC (“BlackRock”) was approved as the Portfolio’s sub-adviser, and the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021441
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the S&P Developed Property Net Total Return Index, a benchmark of the Portfolio.

The year was marked by significant market activity and volatility, influenced by various macroeconomic factors and geopolitical events. The U.S. 10-year Treasury yield fluctuated significantly throughout the year, and the yield movements impacted yield-sensitive sectors within the real estate investment trusts (“REITs”) market.

Equinix, Inc., AvalonBay Communities, Inc., and Essential Properties Realty Trust, Inc. helped relative performance within the North America region, while Iron Mountain, Rexford Industrial and Lineage detracted from results during the fiscal year. The Portfolio’s allocation within U.S. triple net, U.S. healthcare and U.S. life science and medical office sectors helped results within the North America region during the fiscal year, while allocation within U.S. industrial, Mexico and U.S. residential sectors detracted.

Within the Asia-Pacific region, Mitsubishi Estate Co. Ltd., Invincible Investment Corp.and New World Development Co., Ltd. helped results, while Link, REIT, CK Asset Holdings Ltd. and Wharf Real Estate Investment Co. Ltd. detracted from performance. Our allocation to Japanese REITs, Singapore REITs and New Zealand REITs sectors helped results, while allocation to Hong Kong developers, Hong Kong REITs and Japanese developers detracted.

Within the Europe, Middle East, and Africa region, Segro PLC, DSV A/S and Warehouses de Pauw SA helped results, while Tritax Big Box PLC, Unite Group and VGP NV detracted from results. Allocation to U.K. office, Eurozone office and Eurozone diversified sectors helped results, while allocation to U.K. student housing, Nordics and Eurozone communications sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI World Index	S&P Developed Property Net Total Return Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,459	$9,819	$10,456
2/28/2015	$10,452	$10,394	$10,451
3/31/2015	$10,452	$10,231	$10,457
4/30/2015	$10,276	$10,471	$10,359
5/31/2015	$10,153	$10,507	$10,226
6/30/2015	$9,747	$10,263	$9,796
7/31/2015	$10,046	$10,447	$10,091
8/31/2015	$9,450	$9,756	$9,483
9/30/2015	$9,587	$9,396	$9,576
10/31/2015	$10,108	$10,141	$10,118
11/30/2015	$9,860	$10,090	$9,896
12/31/2015	$9,940	$9,913	$10,003
1/31/2016	$9,523	$9,320	$9,564
2/29/2016	$9,483	$9,250	$9,627
3/31/2016	$10,397	$9,878	$10,538
4/30/2016	$10,317	$10,035	$10,542
5/31/2016	$10,293	$10,091	$10,541
6/30/2016	$10,638	$9,978	$10,904
7/31/2016	$11,135	$10,399	$11,431
8/31/2016	$10,793	$10,408	$11,113
9/30/2016	$10,687	$10,463	$11,026
10/31/2016	$10,067	$10,261	$10,442
11/30/2016	$9,733	$10,408	$10,186
12/31/2016	$10,002	$10,657	$10,446
1/31/2017	$10,018	$10,915	$10,529
2/28/2017	$10,304	$11,217	$10,865
3/31/2017	$10,165	$11,337	$10,729
4/30/2017	$10,271	$11,505	$10,869
5/31/2017	$10,410	$11,748	$10,995
6/30/2017	$10,491	$11,793	$11,083
7/31/2017	$10,687	$12,076	$11,304
8/31/2017	$10,719	$12,093	$11,331
9/30/2017	$10,643	$12,598	$11,265
10/31/2017	$10,956	$12,871	$11,568
12/31/2017	$11,134	$13,045	$11,719
1/31/2018	$11,227	$13,733	$11,712
2/28/2018	$10,499	$13,164	$10,941
3/31/2018	$10,668	$12,878	$11,182
4/30/2018	$10,846	$13,026	$11,382
5/31/2018	$10,787	$13,107	$11,539
6/30/2018	$10,914	$13,101	$11,658
7/31/2018	$10,922	$13,510	$11,772
8/31/2018	$10,947	$13,677	$11,838
9/30/2018	$10,789	$13,753	$11,569
10/31/2018	$10,261	$12,744	$11,106
11/30/2018	$10,585	$12,888	$11,505
12/31/2018	$10,011	$11,908	$10,902
1/31/2019	$11,095	$12,835	$12,063
2/28/2019	$11,095	$13,221	$12,030
3/31/2019	$11,531	$13,394	$12,444
4/30/2019	$11,466	$13,869	$12,268
5/31/2019	$11,475	$13,069	$12,244
6/30/2019	$11,651	$13,930	$12,449
7/31/2019	$11,660	$13,999	$12,490
8/31/2019	$11,990	$13,713	$12,729
9/30/2019	$12,224	$14,005	$13,033
10/31/2019	$12,504	$14,361	$13,350
11/30/2019	$12,420	$14,761	$13,179
12/31/2019	$12,532	$15,203	$13,268
1/31/2020	$12,747	$15,111	$13,373
2/29/2020	$11,868	$13,834	$12,308
3/31/2020	$9,633	$12,003	$9,639
4/30/2020	$10,288	$13,314	$10,339
5/31/2020	$10,522	$13,957	$10,409
6/30/2020	$10,746	$14,326	$10,628
7/31/2020	$11,045	$15,012	$10,936
8/31/2020	$11,441	$16,015	$11,281
9/30/2020	$11,079	$15,462	$10,930
10/31/2020	$10,717	$14,988	$10,600
11/30/2020	$12,014	$16,904	$11,907
12/31/2020	$12,493	$17,621	$12,329
1/31/2021	$12,446	$17,446	$12,245
2/28/2021	$12,867	$17,893	$12,617
3/31/2021	$13,264	$18,488	$12,989
4/30/2021	$14,129	$19,349	$13,780
5/31/2021	$14,363	$19,627	$14,031
6/30/2021	$14,585	$19,920	$14,198
7/31/2021	$15,052	$20,277	$14,697
8/31/2021	$15,326	$20,781	$14,920
9/30/2021	$14,584	$19,919	$14,128
10/31/2021	$15,326	$21,047	$14,895
11/30/2021	$14,991	$20,586	$14,575
12/31/2021	$15,769	$21,465	$15,497
1/31/2022	$14,883	$20,330	$14,602
2/28/2022	$14,536	$19,816	$14,265
3/31/2022	$15,051	$20,359	$14,872
4/30/2022	$14,189	$18,668	$14,081
5/31/2022	$13,422	$18,682	$13,448
6/30/2022	$12,189	$17,064	$12,282
7/31/2022	$13,159	$18,419	$13,253
8/31/2022	$12,218	$17,649	$12,442
9/30/2022	$10,653	$16,008	$10,855
10/31/2022	$10,877	$17,158	$11,178
11/30/2022	$11,758	$18,351	$11,959
12/31/2022	$11,324	$17,571	$11,621
1/31/2023	$12,367	$18,815	$12,650
2/28/2023	$11,771	$18,362	$12,060
3/31/2023	$11,398	$18,930	$11,674
4/30/2023	$11,684	$19,261	$11,894
5/31/2023	$11,262	$19,069	$11,384
6/30/2023	$11,647	$20,222	$11,738
7/31/2023	$12,069	$20,902	$12,196
8/31/2023	$11,724	$20,403	$11,822
9/30/2023	$11,077	$19,522	$11,117
10/31/2023	$10,575	$18,956	$10,595
11/30/2023	$11,711	$20,733	$11,717
12/31/2023	$12,833	$21,751	$12,831
1/31/2024	$12,252	$22,012	$12,332
2/29/2024	$12,344	$22,945	$12,302
3/31/2024	$12,661	$23,683	$12,731
4/30/2024	$11,988	$22,803	$11,998
5/31/2024	$12,410	$23,821	$12,360
6/30/2024	$12,371	$24,306	$12,388
7/31/2024	$13,110	$24,734	$13,161
8/31/2024	$13,897	$25,388	$13,976
9/30/2024	$14,288	$25,853	$14,396
10/31/2024	$13,573	$25,340	$13,674
11/30/2024	$13,897	$26,503	$14,003
12/31/2024	$12,994	$25,812	$13,050

Average Annual Return [Table Text Block]
I3FK1	1 Year	5 Years	10 Years
Initial Class	1.25%	0.73%	2.65%
MSCI World IndexFootnote Reference(a)	18.67%	11.17%	9.95%
S&P Developed Property Net Total Return IndexFootnote Reference(b)	1.71%	(0.33%)	2.70%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 339,560,960
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,798,387
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$339,560,960
Number of Portfolio Holdings	70
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,798,387

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Real Estate	96.1%
Information Technology	0.6
Industrials	0.5
Repurchase Agreements	1.6
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Equinix, Inc., REIT	7.7%
Prologis, Inc., REIT	6.0
AvalonBay Communities, Inc., REIT	3.9
Simon Property Group, Inc., REIT	3.4
Mid-America Apartment Communities, Inc., REIT	3.2
VICI Properties, Inc., REIT	3.2
Welltower, Inc., REIT	2.9
Mitsubishi Estate Co. Ltd.	2.9
Ventas, Inc., REIT	2.5
Extra Space Storage, Inc., REIT	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021442
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.11%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the S&P Developed Property Net Total Return Index, a benchmark of the Portfolio.

The year was marked by significant market activity and volatility, influenced by various macroeconomic factors and geopolitical events. The U.S. 10-year Treasury yield fluctuated significantly throughout the year, and the yield movements impacted yield-sensitive sectors within the real estate investment trusts (“REITs”) market.

Equinix, Inc., AvalonBay Communities, Inc., and Essential Properties Realty Trust, Inc. helped relative performance within the North America region, while Iron Mountain, Rexford Industrial and Lineage detracted from results during the fiscal year. The Portfolio’s allocation within U.S. triple net, U.S. healthcare and U.S. life science and medical office sectors helped results within the North America region during the fiscal year, while allocation within U.S. industrial, Mexico and U.S. residential sectors detracted.

Within the Asia-Pacific region, Mitsubishi Estate Co. Ltd., Invincible Investment Corp.and New World Development Co., Ltd. helped results, while Link, REIT, CK Asset Holdings Ltd. and Wharf Real Estate Investment Co. Ltd. detracted from performance. Our allocation to Japanese REITs, Singapore REITs and New Zealand REITs sectors helped results, while allocation to Hong Kong developers, Hong Kong REITs and Japanese developers detracted.

Within the Europe, Middle East, and Africa region, Segro PLC, DSV A/S and Warehouses de Pauw SA helped results, while Tritax Big Box PLC, Unite Group and VGP NV detracted from results. Allocation to U.K. office, Eurozone office and Eurozone diversified sectors helped results, while allocation to U.K. student housing, Nordics and Eurozone communications sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index	S&P Developed Property Net Total Return Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,456	$9,819	$10,456
2/28/2015	$10,441	$10,394	$10,451
3/31/2015	$10,448	$10,231	$10,457
4/30/2015	$10,265	$10,471	$10,359
5/31/2015	$10,140	$10,507	$10,226
6/30/2015	$9,728	$10,263	$9,796
7/31/2015	$10,029	$10,447	$10,091
8/31/2015	$9,438	$9,756	$9,483
9/30/2015	$9,568	$9,396	$9,576
10/31/2015	$10,089	$10,141	$10,118
11/30/2015	$9,829	$10,090	$9,896
12/31/2015	$9,913	$9,913	$10,003
1/31/2016	$9,499	$9,320	$9,564
2/29/2016	$9,453	$9,250	$9,627
3/31/2016	$10,365	$9,878	$10,538
4/30/2016	$10,281	$10,035	$10,542
5/31/2016	$10,258	$10,091	$10,541
6/30/2016	$10,595	$9,978	$10,904
7/31/2016	$11,093	$10,399	$11,431
8/31/2016	$10,747	$10,408	$11,113
9/30/2016	$10,638	$10,463	$11,026
10/31/2016	$10,024	$10,261	$10,442
11/30/2016	$9,682	$10,408	$10,186
12/31/2016	$9,954	$10,657	$10,446
1/31/2017	$9,962	$10,915	$10,529
2/28/2017	$10,242	$11,217	$10,865
3/31/2017	$10,102	$11,337	$10,729
4/30/2017	$10,211	$11,505	$10,869
5/31/2017	$10,351	$11,748	$10,995
6/30/2017	$10,420	$11,793	$11,083
7/31/2017	$10,615	$12,076	$11,304
8/31/2017	$10,649	$12,093	$11,331
9/30/2017	$10,569	$12,598	$11,265
10/31/2017	$10,882	$12,871	$11,568
12/31/2017	$11,051	$13,045	$11,719
1/31/2018	$11,139	$13,733	$11,712
2/28/2018	$10,416	$13,164	$10,941
3/31/2018	$10,585	$12,878	$11,182
4/30/2018	$10,753	$13,026	$11,382
5/31/2018	$10,697	$13,107	$11,539
6/30/2018	$10,818	$13,101	$11,658
7/31/2018	$10,818	$13,510	$11,772
8/31/2018	$10,852	$13,677	$11,838
9/30/2018	$10,687	$13,753	$11,569
10/31/2018	$10,163	$12,744	$11,106
11/30/2018	$10,477	$12,888	$11,505
12/31/2018	$9,910	$11,908	$10,902
1/31/2019	$10,983	$12,835	$12,063
2/28/2019	$10,983	$13,221	$12,030
3/31/2019	$11,411	$13,394	$12,444
4/30/2019	$11,350	$13,869	$12,268
5/31/2019	$11,350	$13,069	$12,244
6/30/2019	$11,525	$13,930	$12,449
7/31/2019	$11,533	$13,999	$12,490
8/31/2019	$11,857	$13,713	$12,729
9/30/2019	$12,077	$14,005	$13,033
10/31/2019	$12,349	$14,361	$13,350
11/30/2019	$12,270	$14,761	$13,179
12/31/2019	$12,375	$15,203	$13,268
1/31/2020	$12,586	$15,111	$13,373
2/29/2020	$11,717	$13,834	$12,308
3/31/2020	$9,512	$12,003	$9,639
4/30/2020	$10,153	$13,314	$10,339
5/31/2020	$10,390	$13,957	$10,409
6/30/2020	$10,601	$14,326	$10,628
7/31/2020	$10,891	$15,012	$10,936
8/31/2020	$11,286	$16,015	$11,281
9/30/2020	$10,918	$15,462	$10,930
10/31/2020	$10,561	$14,988	$10,600
11/30/2020	$11,837	$16,904	$11,907
12/31/2020	$12,313	$17,621	$12,329
1/31/2021	$12,269	$17,446	$12,245
2/28/2021	$12,680	$17,893	$12,617
3/31/2021	$13,059	$18,488	$12,989
4/30/2021	$13,913	$19,349	$13,780
5/31/2021	$14,140	$19,627	$14,031
6/30/2021	$14,356	$19,920	$14,198
7/31/2021	$14,810	$20,277	$14,697
8/31/2021	$15,076	$20,781	$14,920
9/30/2021	$14,348	$19,919	$14,128
10/31/2021	$15,076	$21,047	$14,895
11/30/2021	$14,734	$20,586	$14,575
12/31/2021	$15,495	$21,465	$15,497
1/31/2022	$14,624	$20,330	$14,602
2/28/2022	$14,281	$19,816	$14,265
3/31/2022	$14,789	$20,359	$14,872
4/30/2022	$13,928	$18,668	$14,081
5/31/2022	$13,189	$18,682	$13,448
6/30/2022	$11,975	$17,064	$12,282
7/31/2022	$12,924	$18,419	$13,253
8/31/2022	$11,985	$17,649	$12,442
9/30/2022	$10,460	$16,008	$10,855
10/31/2022	$10,665	$17,158	$11,178
11/30/2022	$11,530	$18,351	$11,959
12/31/2022	$11,097	$17,571	$11,621
1/31/2023	$12,122	$18,815	$12,650
2/28/2023	$11,541	$18,362	$12,060
3/31/2023	$11,177	$18,930	$11,674
4/30/2023	$11,450	$19,261	$11,894
5/31/2023	$11,029	$19,069	$11,384
6/30/2023	$11,416	$20,222	$11,738
7/31/2023	$11,826	$20,902	$12,196
8/31/2023	$11,487	$20,403	$11,822
9/30/2023	$10,850	$19,522	$11,117
10/31/2023	$10,345	$18,956	$10,595
11/30/2023	$11,463	$20,733	$11,717
12/31/2023	$12,556	$21,751	$12,831
1/31/2024	$11,991	$22,012	$12,332
2/29/2024	$12,075	$22,945	$12,302
3/31/2024	$12,376	$23,683	$12,731
4/30/2024	$11,727	$22,803	$11,998
5/31/2024	$12,124	$23,821	$12,360
6/30/2024	$12,087	$24,306	$12,388
7/31/2024	$12,808	$24,734	$13,161
8/31/2024	$13,577	$25,388	$13,976
9/30/2024	$13,944	$25,853	$14,396
10/31/2024	$13,247	$25,340	$13,674
11/30/2024	$13,565	$26,503	$14,003
12/31/2024	$12,685	$25,812	$13,050

Average Annual Return [Table Text Block]
I3FK2	1 Year	5 Years	10 Years
Service Class	1.03%	0.50%	2.41%
MSCI World IndexFootnote Reference(a)	18.67%	11.17%	9.95%
S&P Developed Property Net Total Return IndexFootnote Reference(b)	1.71%	(0.33%)	2.70%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 339,560,960
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,798,387
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$339,560,960
Number of Portfolio Holdings	70
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,798,387

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Real Estate	96.1%
Information Technology	0.6
Industrials	0.5
Repurchase Agreements	1.6
Other Investment Company	1.6
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Equinix, Inc., REIT	7.7%
Prologis, Inc., REIT	6.0
AvalonBay Communities, Inc., REIT	3.9
Simon Property Group, Inc., REIT	3.4
Mid-America Apartment Communities, Inc., REIT	3.2
VICI Properties, Inc., REIT	3.2
Welltower, Inc., REIT	2.9
Mitsubishi Estate Co. Ltd.	2.9
Ventas, Inc., REIT	2.5
Extra Space Storage, Inc., REIT	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076203
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.17%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns during the fiscal year ended December 31, 2024. Asset allocation decisions were additive over the fiscal year, while underlying fund selection detracted. Within asset allocation, an equity overweight contributed to performance as U.S. equity markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added to performance in August after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation. Within underlying fund selection, Transamerica International Focus VP and Transamerica WMC US Growth VP were the largest detractors to active return over the year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,046	$9,722	$10,210
2/28/2015	$10,265	$10,285	$10,114
3/31/2015	$10,220	$10,180	$10,161
4/30/2015	$10,247	$10,226	$10,124
5/31/2015	$10,284	$10,368	$10,100
6/30/2015	$10,146	$10,194	$9,990
7/31/2015	$10,265	$10,365	$10,059
8/31/2015	$9,955	$9,739	$10,045
9/30/2015	$9,812	$9,455	$10,113
10/31/2015	$10,139	$10,202	$10,114
11/30/2015	$10,118	$10,258	$10,088
12/31/2015	$10,006	$10,048	$10,055
1/31/2016	$9,802	$9,481	$10,193
2/29/2016	$9,771	$9,478	$10,266
3/31/2016	$10,118	$10,145	$10,360
4/30/2016	$10,190	$10,208	$10,400
5/31/2016	$10,251	$10,391	$10,402
6/30/2016	$10,292	$10,412	$10,589
7/31/2016	$10,527	$10,825	$10,656
8/31/2016	$10,545	$10,853	$10,644
9/30/2016	$10,556	$10,870	$10,638
10/31/2016	$10,444	$10,635	$10,556
11/30/2016	$10,444	$11,111	$10,307
12/31/2016	$10,522	$11,327	$10,321
1/31/2017	$10,668	$11,541	$10,341
2/28/2017	$10,847	$11,970	$10,411
3/31/2017	$10,903	$11,978	$10,405
4/30/2017	$11,037	$12,105	$10,486
5/31/2017	$11,194	$12,229	$10,566
6/30/2017	$11,205	$12,339	$10,556
7/31/2017	$11,351	$12,572	$10,601
8/31/2017	$11,433	$12,596	$10,696
9/30/2017	$11,504	$12,903	$10,645
10/31/2017	$11,610	$13,185	$10,652
11/30/2017	$11,705	$13,585	$10,638
12/31/2017	$11,787	$13,721	$10,687
1/31/2018	$12,024	$14,444	$10,564
2/28/2018	$11,799	$13,912	$10,464
3/31/2018	$11,716	$13,633	$10,531
4/30/2018	$11,716	$13,684	$10,452
5/31/2018	$11,823	$14,071	$10,527
6/30/2018	$11,823	$14,163	$10,514
7/31/2018	$12,000	$14,633	$10,516
8/31/2018	$12,163	$15,147	$10,584
9/30/2018	$12,163	$15,172	$10,516
10/31/2018	$11,603	$14,055	$10,433
11/30/2018	$11,707	$14,336	$10,495
12/31/2018	$11,291	$13,002	$10,688
1/31/2019	$11,811	$14,118	$10,801
2/28/2019	$11,980	$14,614	$10,795
3/31/2019	$12,163	$14,828	$11,002
4/30/2019	$12,384	$15,420	$11,005
5/31/2019	$12,163	$14,422	$11,201
6/30/2019	$12,605	$15,435	$11,341
7/31/2019	$12,644	$15,664	$11,366
8/31/2019	$12,698	$15,345	$11,661
9/30/2019	$12,772	$15,614	$11,599
10/31/2019	$12,934	$15,950	$11,634
11/30/2019	$13,096	$16,557	$11,628
12/31/2019	$13,259	$17,035	$11,620
1/31/2020	$13,377	$17,016	$11,843
2/29/2020	$12,993	$15,623	$12,056
3/31/2020	$11,917	$13,475	$11,985
4/30/2020	$12,713	$15,259	$12,198
5/31/2020	$13,141	$16,075	$12,255
6/30/2020	$13,406	$16,443	$12,332
7/31/2020	$13,834	$17,376	$12,517
8/31/2020	$14,188	$18,635	$12,416
9/30/2020	$14,019	$17,957	$12,409
10/31/2020	$13,832	$17,569	$12,353
11/30/2020	$14,731	$19,707	$12,475
12/31/2020	$15,036	$20,593	$12,492
1/31/2021	$14,968	$20,501	$12,402
2/28/2021	$15,002	$21,142	$12,223
3/31/2021	$15,104	$21,900	$12,071
4/30/2021	$15,493	$23,029	$12,166
5/31/2021	$15,578	$23,134	$12,206
6/30/2021	$15,782	$23,705	$12,291
7/31/2021	$15,968	$24,105	$12,429
8/31/2021	$16,129	$24,793	$12,405
9/30/2021	$15,747	$23,681	$12,298
10/31/2021	$16,148	$25,282	$12,294
11/30/2021	$15,976	$24,897	$12,331
12/31/2021	$16,224	$25,877	$12,299
1/31/2022	$15,614	$24,355	$12,034
2/28/2022	$15,308	$23,741	$11,900
3/31/2022	$15,194	$24,512	$11,569
4/30/2022	$14,316	$22,312	$11,130
5/31/2022	$14,335	$22,282	$11,202
6/30/2022	$13,629	$20,418	$11,026
7/31/2022	$14,278	$22,333	$11,296
8/31/2022	$13,849	$21,500	$10,977
9/30/2022	$12,955	$19,506	$10,502
10/31/2022	$13,312	$21,106	$10,366
11/30/2022	$13,951	$22,208	$10,748
12/31/2022	$13,619	$20,907	$10,699
1/31/2023	$14,335	$22,347	$11,028
2/28/2023	$14,002	$21,825	$10,743
3/31/2023	$14,283	$22,408	$11,016
4/30/2023	$14,386	$22,647	$11,083
5/31/2023	$14,258	$22,735	$10,962
6/30/2023	$14,820	$24,288	$10,923
7/31/2023	$15,101	$25,158	$10,915
8/31/2023	$14,863	$24,673	$10,846
9/30/2023	$14,293	$23,497	$10,570
10/31/2023	$13,933	$22,875	$10,403
11/30/2023	$14,983	$25,008	$10,874
12/31/2023	$15,704	$26,334	$11,291
1/31/2024	$15,794	$26,626	$11,260
2/29/2024	$16,215	$28,067	$11,100
3/31/2024	$16,665	$28,973	$11,203
4/30/2024	$16,064	$27,698	$10,920
5/31/2024	$16,665	$29,006	$11,105
6/30/2024	$16,965	$29,904	$11,210
7/31/2024	$17,235	$30,460	$11,472
8/31/2024	$17,582	$31,123	$11,637
9/30/2024	$17,833	$31,767	$11,793
10/31/2024	$17,550	$31,534	$11,500
11/30/2024	$18,179	$33,632	$11,622
12/31/2024	$17,708	$32,604	$11,432

Average Annual Return [Table Text Block]
IXFP1	1 Year	5 Years	10 Years
Initial Class	12.76%	5.96%	5.88%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 845,385,572
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,163,007
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$845,385,572
Number of Portfolio Holdings	17
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,163,007

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	55.1%
U.S. Fixed Income Funds	27.4
International Equity Funds	16.2
Other Investment Company	0.2
Repurchase Agreements	0.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	31.9%
Transamerica Large Cap Value, Class I2	9.1
Transamerica Bond, Class I2	8.9
Transamerica Aegon Core Bond VP, Initial Class	8.2
Transamerica Short-Term Bond, Class I2	8.0
Transamerica WMC US Growth VP, Initial Class	7.9
Transamerica TSW International Equity VP, Initial Class	7.7
Transamerica International Focus VP, Initial Class	5.7
SPDR S&P 500 ETF Trust	2.9
Transamerica Morgan Stanley Capital Growth VP, Initial Class	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076204
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.42%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio posted positive returns during the fiscal year ended December 31, 2024. Asset allocation decisions were additive over the fiscal year, while underlying fund selection detracted. Within asset allocation, an equity overweight contributed to performance as U.S. equity markets ended the year with strong positive gains across growth and value stocks. Earlier in 2024, the Portfolio held an overweight to European equities, which was also beneficial to performance. An overweight to Japanese equities added to performance in August after a sharp selloff also contributed to performance, as performance of Japanese equities quickly reversed. The Portfolio’s underweight to fixed income markets was a strong contributor as markets priced in higher yields across the middle and long end of government bond curves. Throughout the year, the Portfolio tactically shifted duration underweight based on the market pricing of U.S. growth and inflation. Within underlying fund selection, Transamerica International Focus VP and Transamerica WMC US Growth VP were the largest detractors to active return over the year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,043	$9,722	$10,210
2/28/2015	$10,260	$10,285	$10,114
3/31/2015	$10,217	$10,180	$10,161
4/30/2015	$10,242	$10,226	$10,124
5/31/2015	$10,279	$10,368	$10,100
6/30/2015	$10,136	$10,194	$9,990
7/31/2015	$10,254	$10,365	$10,059
8/31/2015	$9,941	$9,739	$10,045
9/30/2015	$9,801	$9,455	$10,113
10/31/2015	$10,121	$10,202	$10,114
11/30/2015	$10,101	$10,258	$10,088
12/31/2015	$9,988	$10,048	$10,055
1/31/2016	$9,781	$9,481	$10,193
2/29/2016	$9,748	$9,478	$10,266
3/31/2016	$10,087	$10,145	$10,360
4/30/2016	$10,160	$10,208	$10,400
5/31/2016	$10,214	$10,391	$10,402
6/30/2016	$10,254	$10,412	$10,589
7/31/2016	$10,493	$10,825	$10,656
8/31/2016	$10,506	$10,853	$10,644
9/30/2016	$10,513	$10,870	$10,638
10/31/2016	$10,400	$10,635	$10,556
11/30/2016	$10,393	$11,111	$10,307
12/31/2016	$10,478	$11,327	$10,321
1/31/2017	$10,611	$11,541	$10,341
2/28/2017	$10,787	$11,970	$10,411
3/31/2017	$10,844	$11,978	$10,405
4/30/2017	$10,970	$12,105	$10,486
5/31/2017	$11,132	$12,229	$10,566
6/30/2017	$11,139	$12,339	$10,556
7/31/2017	$11,287	$12,572	$10,601
8/31/2017	$11,353	$12,596	$10,696
9/30/2017	$11,426	$12,903	$10,645
10/31/2017	$11,527	$13,185	$10,652
11/30/2017	$11,622	$13,585	$10,638
12/31/2017	$11,702	$13,721	$10,687
1/31/2018	$11,934	$14,444	$10,564
2/28/2018	$11,709	$13,912	$10,464
3/31/2018	$11,629	$13,633	$10,531
4/30/2018	$11,622	$13,684	$10,452
5/31/2018	$11,723	$14,071	$10,527
6/30/2018	$11,723	$14,163	$10,514
7/31/2018	$11,890	$14,633	$10,516
8/31/2018	$12,053	$15,147	$10,584
9/30/2018	$12,053	$15,172	$10,516
10/31/2018	$11,500	$14,055	$10,433
11/30/2018	$11,592	$14,336	$10,495
12/31/2018	$11,185	$13,002	$10,688
1/31/2019	$11,684	$14,118	$10,801
2/28/2019	$11,853	$14,614	$10,795
3/31/2019	$12,037	$14,828	$11,002
4/30/2019	$12,252	$15,420	$11,005
5/31/2019	$12,030	$14,422	$11,201
6/30/2019	$12,467	$15,435	$11,341
7/31/2019	$12,506	$15,664	$11,366
8/31/2019	$12,549	$15,345	$11,661
9/30/2019	$12,623	$15,614	$11,599
10/31/2019	$12,779	$15,950	$11,634
11/30/2019	$12,944	$16,557	$11,628
12/31/2019	$13,092	$17,035	$11,620
1/31/2020	$13,208	$17,016	$11,843
2/29/2020	$12,829	$15,623	$12,056
3/31/2020	$11,758	$13,475	$11,985
4/30/2020	$12,549	$15,259	$12,198
5/31/2020	$12,961	$16,075	$12,255
6/30/2020	$13,224	$16,443	$12,332
7/31/2020	$13,652	$17,376	$12,517
8/31/2020	$13,995	$18,635	$12,416
9/30/2020	$13,817	$17,957	$12,409
10/31/2020	$13,640	$17,569	$12,353
11/30/2020	$14,509	$19,707	$12,475
12/31/2020	$14,819	$20,593	$12,492
1/31/2021	$14,739	$20,501	$12,402
2/28/2021	$14,774	$21,142	$12,223
3/31/2021	$14,872	$21,900	$12,071
4/30/2021	$15,253	$23,029	$12,166
5/31/2021	$15,333	$23,134	$12,206
6/30/2021	$15,528	$23,705	$12,291
7/31/2021	$15,705	$24,105	$12,429
8/31/2021	$15,865	$24,793	$12,405
9/30/2021	$15,499	$23,681	$12,298
10/31/2021	$15,884	$25,282	$12,294
11/30/2021	$15,715	$24,897	$12,331
12/31/2021	$15,950	$25,877	$12,299
1/31/2022	$15,339	$24,355	$12,034
2/28/2022	$15,048	$23,741	$11,900
3/31/2022	$14,916	$24,512	$11,569
4/30/2022	$14,061	$22,312	$11,130
5/31/2022	$14,070	$22,282	$11,202
6/30/2022	$13,375	$20,418	$11,026
7/31/2022	$14,023	$22,333	$11,296
8/31/2022	$13,601	$21,500	$10,977
9/30/2022	$12,721	$19,506	$10,502
10/31/2022	$13,064	$21,106	$10,366
11/30/2022	$13,686	$22,208	$10,748
12/31/2022	$13,365	$20,907	$10,699
1/31/2023	$14,051	$22,347	$11,028
2/28/2023	$13,718	$21,825	$10,743
3/31/2023	$13,987	$22,408	$11,016
4/30/2023	$14,105	$22,647	$11,083
5/31/2023	$13,965	$22,735	$10,962
6/30/2023	$14,512	$24,288	$10,923
7/31/2023	$14,780	$25,158	$10,915
8/31/2023	$14,542	$24,673	$10,846
9/30/2023	$13,994	$23,497	$10,570
10/31/2023	$13,640	$22,875	$10,403
11/30/2023	$14,645	$25,008	$10,874
12/31/2023	$15,365	$26,334	$11,291
1/31/2024	$15,433	$26,626	$11,260
2/29/2024	$15,868	$28,067	$11,100
3/31/2024	$16,290	$28,973	$11,203
4/30/2024	$15,708	$27,698	$10,920
5/31/2024	$16,279	$29,006	$11,105
6/30/2024	$16,564	$29,904	$11,210
7/31/2024	$16,839	$30,460	$11,472
8/31/2024	$17,177	$31,123	$11,637
9/30/2024	$17,409	$31,767	$11,793
10/31/2024	$17,119	$31,534	$11,500
11/30/2024	$17,734	$33,632	$11,622
12/31/2024	$17,270	$32,604	$11,432

Average Annual Return [Table Text Block]
IXFP2	1 Year	5 Years	10 Years
Service Class	12.40%	5.70%	5.62%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 845,385,572
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,163,007
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$845,385,572
Number of Portfolio Holdings	17
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,163,007

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	55.1%
U.S. Fixed Income Funds	27.4
International Equity Funds	16.2
Other Investment Company	0.2
Repurchase Agreements	0.1
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	31.9%
Transamerica Large Cap Value, Class I2	9.1
Transamerica Bond, Class I2	8.9
Transamerica Aegon Core Bond VP, Initial Class	8.2
Transamerica Short-Term Bond, Class I2	8.0
Transamerica WMC US Growth VP, Initial Class	7.9
Transamerica TSW International Equity VP, Initial Class	7.7
Transamerica International Focus VP, Initial Class	5.7
SPDR S&P 500 ETF Trust	2.9
Transamerica Morgan Stanley Capital Growth VP, Initial Class	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000217588
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs 70/30 Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance and American exceptionalism leading to the S&P 500® Index’s outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund of funds that seeks long-term capital appreciation, with current income as a secondary objective, through its strategic allocation to approximately 70% equity and 30% fixed income asset classes. Over the fiscal year ended December 31, 2024, the Portfolio posted a positive return, but modestly underperformed its secondary blended benchmark, the Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark.

The Portfolio experienced positive return contribution across all underlying equity and fixed income funds. The largest contributor of absolute returns came from U.S. equity funds. In particular, Transamerica WMC US Growth VP contributed about half of overall returns for the fiscal year, as U.S. growth equities were particularly strong in 2024. U.S. value equities lagged behind though still outperformed non-US equities. Balanced exposures to U.S. growth equities and U.S. value equities detracted from relative performance. Modestly higher exposure to smaller cap stocks also detracted due to the outperformance of larger cap stocks. Within fixed income, off benchmark allocations to high yield and inflation-protected debt were accretive to relative performance, while long duration credit detracted.

Security selection from underlying funds overall added modestly versus their respective benchmarks. This was driven, in part, by outperformance from Transamerica Large Cap Value and Transamerica International Stock; however, Transamerica WMC US Growth VP underperformed its benchmark. Core fixed income funds each outperformed their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark
5/1/2020	$10,000	$10,000	$10,000
5/31/2020	$10,610	$10,535	$10,361
6/30/2020	$10,840	$10,776	$10,580
7/31/2020	$11,250	$11,388	$10,989
8/31/2020	$11,680	$12,212	$11,465
9/30/2020	$11,420	$11,768	$11,199
10/31/2020	$11,190	$11,514	$10,986
11/30/2020	$12,290	$12,915	$12,017
12/31/2020	$12,690	$13,496	$12,412
1/31/2021	$12,700	$13,435	$12,341
2/28/2021	$12,810	$13,855	$12,531
3/31/2021	$13,080	$14,352	$12,757
4/30/2021	$13,470	$15,092	$13,191
5/31/2021	$13,610	$15,161	$13,324
6/30/2021	$13,740	$15,535	$13,486
7/31/2021	$13,890	$15,797	$13,643
8/31/2021	$14,105	$16,248	$13,879
9/30/2021	$13,634	$15,519	$13,453
10/31/2021	$14,187	$16,568	$13,963
11/30/2021	$13,849	$16,316	$13,737
12/31/2021	$14,351	$16,959	$14,130
1/31/2022	$13,798	$15,961	$13,497
2/28/2022	$13,460	$15,559	$13,232
3/31/2022	$13,500	$16,063	$13,345
4/30/2022	$12,579	$14,622	$12,430
5/31/2022	$12,609	$14,602	$12,468
6/30/2022	$11,708	$13,381	$11,663
7/31/2022	$12,415	$14,636	$12,394
8/31/2022	$11,952	$14,090	$11,952
9/30/2022	$11,039	$12,783	$11,015
10/31/2022	$11,551	$13,832	$11,519
11/30/2022	$12,275	$14,554	$12,223
12/31/2022	$11,897	$13,701	$11,855
1/31/2023	$12,621	$14,645	$12,565
2/28/2023	$12,286	$14,303	$12,258
3/31/2023	$12,565	$14,685	$12,580
4/30/2023	$12,710	$14,842	$12,735
5/31/2023	$12,587	$14,899	$12,615
6/30/2023	$13,088	$15,917	$13,143
7/31/2023	$13,356	$16,487	$13,469
8/31/2023	$13,092	$16,169	$13,201
9/30/2023	$12,608	$15,399	$12,701
10/31/2023	$12,297	$14,991	$12,368
11/30/2023	$13,172	$16,389	$13,340
12/31/2023	$13,829	$17,258	$13,985
1/31/2024	$13,910	$17,449	$14,051
2/29/2024	$14,371	$18,394	$14,428
3/31/2024	$14,774	$18,987	$14,796
4/30/2024	$14,279	$18,151	$14,298
5/31/2024	$14,728	$19,009	$14,811
6/30/2024	$14,913	$19,598	$15,046
7/31/2024	$15,166	$19,962	$15,373
8/31/2024	$15,486	$20,396	$15,704
9/30/2024	$15,712	$20,818	$15,977
10/31/2024	$15,379	$20,665	$15,622
11/30/2024	$15,878	$22,040	$16,153
12/31/2024	$15,510	$21,367	$15,763

Average Annual Return [Table Text Block]
I3GB2	1 Year	Since Inception 5/1/20
Service Class	12.15%	9.85%
Russell 3000®IndexFootnote Reference(a)	23.81%	17.65%
Transamerica Goldman Sachs 70/30 Allocation VP Blended BenchmarkFootnote Reference(b)	12.71%	10.23%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 9,286,152
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$9,286,152
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.3%
U.S. Fixed Income Funds	29.8
International Equity Funds	19.4
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica WMC US Growth VP, Initial Class	26.0%
Transamerica Large Cap Value, Class I2	20.0
Transamerica Core Bond, Class I2	16.3
Transamerica International Stock, Class I2	8.8
Transamerica International Equity, Class I2	7.3
Transamerica Bond, Class I2	7.1
Transamerica Long Credit, Class I2	2.4
Transamerica Emerging Markets Equity, Class I2	2.3
Transamerica High Yield Bond, Class I2	2.0
Transamerica Pinebridge Inflation Opportunities VP, Initial Class	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062365
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.33%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance leading to the S&P 500® Index’s outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund-of-funds which seeks to achieve its investment objective of capital appreciation and income by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”). The Portfolio employs a managed risk strategy which seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

The Portfolio operated at full equity risk for the Portfolio’s fiscal year ended December 31, 2024, as volatility of the total Portfolio remained below its volatility cap. This was driven by a combination of relatively low realized volatility of equities and, later in the year, the return of the diversification benefit of fixed income relative to equity. For example, in mid-April despite a rise in geopolitical tensions, Portfolio volatility remained below the target for de-risking as equity and fixed income realized volatility remained relatively lower. Equity volatility increased in August and September, but this was coupled with correlation between equity and fixed income turning negative, leading to increased diversification benefits at the total Portfolio level. The managed risk signal looks at total Portfolio volatility, and this design allowed the Portfolio to stay invested in equity markets and capture overall positive performance through this period.

Performance over the Portfolio’s fiscal year was positive with a modestly overweight position in equities adding to returns. Both equities and fixed income were broadly positive, with Portfolio performance being driven by S&P 500® ETFs in the overall equity rally in 2024. An explicit allocation to investment grade corporate bonds was helpful as corporate bonds outperformed broader U.S. aggregate fixed income.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI US Broad Market Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,042	$9,724	$10,210
2/28/2015	$10,193	$10,290	$10,114
3/31/2015	$10,143	$10,184	$10,161
4/30/2015	$10,201	$10,234	$10,124
5/31/2015	$10,193	$10,377	$10,100
6/30/2015	$10,017	$10,201	$9,990
7/31/2015	$10,117	$10,369	$10,059
8/31/2015	$9,762	$9,746	$10,045
9/30/2015	$9,646	$9,461	$10,113
10/31/2015	$9,983	$10,207	$10,114
11/30/2015	$9,965	$10,265	$10,088
12/31/2015	$9,850	$10,057	$10,055
1/31/2016	$9,540	$9,483	$10,193
2/29/2016	$9,549	$9,480	$10,266
3/31/2016	$9,859	$10,148	$10,360
4/30/2016	$9,921	$10,209	$10,400
5/31/2016	$9,965	$10,396	$10,402
6/30/2016	$10,054	$10,415	$10,589
7/31/2016	$10,240	$10,832	$10,656
8/31/2016	$10,247	$10,860	$10,644
9/30/2016	$10,275	$10,882	$10,638
10/31/2016	$10,120	$10,645	$10,556
11/30/2016	$10,120	$11,116	$10,307
12/31/2016	$10,238	$11,330	$10,321
1/31/2017	$10,384	$11,552	$10,341
2/28/2017	$10,575	$11,981	$10,411
3/31/2017	$10,621	$11,992	$10,405
4/30/2017	$10,739	$12,119	$10,486
5/31/2017	$10,866	$12,243	$10,566
6/30/2017	$10,912	$12,354	$10,556
7/31/2017	$11,066	$12,586	$10,601
8/31/2017	$11,123	$12,607	$10,696
9/30/2017	$11,244	$12,914	$10,645
10/31/2017	$11,383	$13,194	$10,652
11/30/2017	$11,532	$13,595	$10,638
12/31/2017	$11,643	$13,733	$10,687
1/31/2018	$11,958	$14,461	$10,564
2/28/2018	$11,634	$13,926	$10,464
3/31/2018	$11,578	$13,649	$10,531
4/30/2018	$11,550	$13,701	$10,452
5/31/2018	$11,661	$14,090	$10,527
6/30/2018	$11,652	$14,187	$10,514
7/31/2018	$11,828	$14,662	$10,516
8/31/2018	$11,971	$15,169	$10,584
9/30/2018	$11,952	$15,190	$10,516
10/31/2018	$11,413	$14,068	$10,433
11/30/2018	$11,545	$14,345	$10,495
12/31/2018	$11,139	$13,008	$10,688
1/31/2019	$11,517	$14,133	$10,801
2/28/2019	$11,640	$14,632	$10,795
3/31/2019	$11,819	$14,846	$11,002
4/30/2019	$12,037	$15,432	$11,005
5/31/2019	$11,734	$14,434	$11,201
6/30/2019	$12,198	$15,445	$11,341
7/31/2019	$12,226	$15,679	$11,366
8/31/2019	$12,237	$15,360	$11,661
9/30/2019	$12,336	$15,632	$11,599
10/31/2019	$12,505	$15,965	$11,634
11/30/2019	$12,703	$16,570	$11,628
12/31/2019	$12,912	$17,049	$11,620
1/31/2020	$12,942	$17,023	$11,843
2/29/2020	$12,505	$15,621	$12,056
3/31/2020	$11,671	$13,459	$11,985
4/30/2020	$12,058	$15,249	$12,198
5/31/2020	$12,257	$16,071	$12,255
6/30/2020	$12,396	$16,457	$12,332
7/31/2020	$12,674	$17,396	$12,517
8/31/2020	$12,904	$18,654	$12,416
9/30/2020	$12,719	$17,975	$12,409
10/31/2020	$12,564	$17,601	$12,353
11/30/2020	$13,223	$19,740	$12,475
12/31/2020	$13,491	$20,633	$12,492
1/31/2021	$13,440	$20,553	$12,402
2/28/2021	$13,543	$21,198	$12,223
3/31/2021	$13,697	$21,956	$12,071
4/30/2021	$14,058	$23,100	$12,166
5/31/2021	$14,171	$23,202	$12,206
6/30/2021	$14,325	$23,804	$12,291
7/31/2021	$14,469	$24,234	$12,429
8/31/2021	$14,651	$24,931	$12,405
9/30/2021	$14,247	$23,808	$12,298
10/31/2021	$14,684	$25,401	$12,294
11/30/2021	$14,498	$25,049	$12,331
12/31/2021	$14,794	$26,019	$12,299
1/31/2022	$14,214	$24,484	$12,034
2/28/2022	$13,908	$23,870	$11,900
3/31/2022	$13,853	$24,651	$11,569
4/30/2022	$13,132	$22,437	$11,130
5/31/2022	$13,121	$22,394	$11,202
6/30/2022	$12,716	$20,515	$11,026
7/31/2022	$13,110	$22,457	$11,296
8/31/2022	$12,700	$21,613	$10,977
9/30/2022	$12,106	$19,601	$10,502
10/31/2022	$12,300	$21,211	$10,366
11/30/2022	$12,906	$22,332	$10,748
12/31/2022	$12,711	$21,015	$10,699
1/31/2023	$13,374	$22,490	$11,028
2/28/2023	$12,986	$21,969	$10,743
3/31/2023	$13,317	$22,560	$11,016
4/30/2023	$13,454	$22,783	$11,083
5/31/2023	$13,306	$22,881	$10,962
6/30/2023	$13,694	$24,455	$10,923
7/31/2023	$13,957	$25,337	$10,915
8/31/2023	$13,692	$24,846	$10,846
9/30/2023	$13,205	$23,652	$10,570
10/31/2023	$12,893	$23,015	$10,403
11/30/2023	$13,792	$25,179	$10,874
12/31/2023	$14,416	$26,524	$11,291
1/31/2024	$14,404	$26,807	$11,260
2/29/2024	$14,641	$28,248	$11,100
3/31/2024	$14,953	$29,163	$11,203
4/30/2024	$14,504	$27,891	$10,920
5/31/2024	$14,965	$29,222	$11,105
6/30/2024	$15,178	$30,132	$11,210
7/31/2024	$15,502	$30,682	$11,472
8/31/2024	$15,809	$31,340	$11,637
9/30/2024	$16,081	$31,993	$11,793
10/31/2024	$15,718	$31,764	$11,500
11/30/2024	$16,132	$33,868	$11,622
12/31/2024	$15,770	$32,841	$11,432

Average Annual Return [Table Text Block]
IBDU1	1 Year	5 Years	10 Years
Initial Class	9.39%	4.08%	4.66%
MSCI US Broad Market IndexFootnote Reference(a)	23.81%	14.01%	12.63%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,763,649,001
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 11,978,333
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,763,649,001
Number of Portfolio Holdings	14
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,978,333

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	48.9%
U.S. Equity Funds	34.9
International Equity Funds	15.7
Other Investment Company	6.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	17.5%
Vanguard Total Bond Market ETF	17.2
Vanguard S&P 500 ETF	15.9
Vanguard Intermediate-Term Corporate Bond ETF	14.3
iShares Core S&P 500 ETF	10.7
SPDR S&P 500 ETF Trust	5.3
Vanguard FTSE Developed Markets ETF	5.2
iShares Core MSCI Emerging Markets ETF	4.9
iShares Core MSCI EAFE ETF	3.4
iShares Russell 2000 ETF	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062366
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.58%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance leading to the S&P 500® Index’s outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund-of-funds which seeks to achieve its investment objective of capital appreciation and income by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”). The Portfolio employs a managed risk strategy which seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

The Portfolio operated at full equity risk for the Portfolio’s fiscal year ended December 31, 2024, as volatility of the total Portfolio remained below its volatility cap. This was driven by a combination of relatively low realized volatility of equities and, later in the year, the return of the diversification benefit of fixed income relative to equity. For example, in mid-April despite a rise in geopolitical tensions, Portfolio volatility remained below the target for de-risking as equity and fixed income realized volatility remained relatively lower. Equity volatility increased in August and September, but this was coupled with correlation between equity and fixed income turning negative, leading to increased diversification benefits at the total Portfolio level. The managed risk signal looks at total Portfolio volatility, and this design allowed the Portfolio to stay invested in equity markets and capture overall positive performance through this period.

Performance over the Portfolio’s fiscal year was positive with a modestly overweight position in equities adding to returns. Both equities and fixed income were broadly positive, with Portfolio performance being driven by S&P 500® ETFs in the overall equity rally in 2024. An explicit allocation to investment grade corporate bonds was helpful as corporate bonds outperformed broader U.S. aggregate fixed income.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI US Broad Market Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,042	$9,724	$10,210
2/28/2015	$10,195	$10,290	$10,114
3/31/2015	$10,136	$10,184	$10,161
4/30/2015	$10,195	$10,234	$10,124
5/31/2015	$10,187	$10,377	$10,100
6/30/2015	$10,008	$10,201	$9,990
7/31/2015	$10,110	$10,369	$10,059
8/31/2015	$9,751	$9,746	$10,045
9/30/2015	$9,626	$9,461	$10,113
10/31/2015	$9,966	$10,207	$10,114
11/30/2015	$9,948	$10,265	$10,088
12/31/2015	$9,823	$10,057	$10,055
1/31/2016	$9,519	$9,483	$10,193
2/29/2016	$9,528	$9,480	$10,266
3/31/2016	$9,832	$10,148	$10,360
4/30/2016	$9,895	$10,209	$10,400
5/31/2016	$9,931	$10,396	$10,402
6/30/2016	$10,020	$10,415	$10,589
7/31/2016	$10,208	$10,832	$10,656
8/31/2016	$10,210	$10,860	$10,644
9/30/2016	$10,238	$10,882	$10,638
10/31/2016	$10,082	$10,645	$10,556
11/30/2016	$10,082	$11,116	$10,307
12/31/2016	$10,192	$11,330	$10,321
1/31/2017	$10,329	$11,552	$10,341
2/28/2017	$10,522	$11,981	$10,411
3/31/2017	$10,568	$11,992	$10,405
4/30/2017	$10,678	$12,119	$10,486
5/31/2017	$10,806	$12,243	$10,566
6/30/2017	$10,852	$12,354	$10,556
7/31/2017	$11,008	$12,586	$10,601
8/31/2017	$11,057	$12,607	$10,696
9/30/2017	$11,179	$12,914	$10,645
10/31/2017	$11,309	$13,194	$10,652
11/30/2017	$11,449	$13,595	$10,638
12/31/2017	$11,561	$13,733	$10,687
1/31/2018	$11,869	$14,461	$10,564
2/28/2018	$11,543	$13,926	$10,464
3/31/2018	$11,487	$13,649	$10,531
4/30/2018	$11,459	$13,701	$10,452
5/31/2018	$11,571	$14,090	$10,527
6/30/2018	$11,552	$14,187	$10,514
7/31/2018	$11,729	$14,662	$10,516
8/31/2018	$11,871	$15,169	$10,584
9/30/2018	$11,842	$15,190	$10,516
10/31/2018	$11,311	$14,068	$10,433
11/30/2018	$11,434	$14,345	$10,495
12/31/2018	$11,036	$13,008	$10,688
1/31/2019	$11,406	$14,133	$10,801
2/28/2019	$11,529	$14,632	$10,795
3/31/2019	$11,700	$14,846	$11,002
4/30/2019	$11,918	$15,432	$11,005
5/31/2019	$11,605	$14,434	$11,201
6/30/2019	$12,070	$15,445	$11,341
7/31/2019	$12,098	$15,679	$11,366
8/31/2019	$12,096	$15,360	$11,661
9/30/2019	$12,195	$15,632	$11,599
10/31/2019	$12,364	$15,965	$11,634
11/30/2019	$12,553	$16,570	$11,628
12/31/2019	$12,762	$17,049	$11,620
1/31/2020	$12,792	$17,023	$11,843
2/29/2020	$12,354	$15,621	$12,056
3/31/2020	$11,519	$13,459	$11,985
4/30/2020	$11,907	$15,249	$12,198
5/31/2020	$12,096	$16,071	$12,255
6/30/2020	$12,235	$16,457	$12,332
7/31/2020	$12,504	$17,396	$12,517
8/31/2020	$12,731	$18,654	$12,416
9/30/2020	$12,535	$17,975	$12,409
10/31/2020	$12,391	$17,601	$12,353
11/30/2020	$13,040	$19,740	$12,475
12/31/2020	$13,297	$20,633	$12,492
1/31/2021	$13,245	$20,553	$12,402
2/28/2021	$13,348	$21,198	$12,223
3/31/2021	$13,492	$21,956	$12,071
4/30/2021	$13,842	$23,100	$12,166
5/31/2021	$13,956	$23,202	$12,206
6/30/2021	$14,110	$23,804	$12,291
7/31/2021	$14,244	$24,234	$12,429
8/31/2021	$14,421	$24,931	$12,405
9/30/2021	$14,017	$23,808	$12,298
10/31/2021	$14,443	$25,401	$12,294
11/30/2021	$14,257	$25,049	$12,331
12/31/2021	$14,541	$26,019	$12,299
1/31/2022	$13,974	$24,484	$12,034
2/28/2022	$13,668	$23,870	$11,900
3/31/2022	$13,603	$24,651	$11,569
4/30/2022	$12,894	$22,437	$11,130
5/31/2022	$12,894	$22,394	$11,202
6/30/2022	$12,490	$20,515	$11,026
7/31/2022	$12,872	$22,457	$11,296
8/31/2022	$12,467	$21,613	$10,977
9/30/2022	$11,887	$19,601	$10,502
10/31/2022	$12,069	$21,211	$10,366
11/30/2022	$12,660	$22,332	$10,748
12/31/2022	$12,467	$21,015	$10,699
1/31/2023	$13,115	$22,490	$11,028
2/28/2023	$12,728	$21,969	$10,743
3/31/2023	$13,058	$22,560	$11,016
4/30/2023	$13,183	$22,783	$11,083
5/31/2023	$13,024	$22,881	$10,962
6/30/2023	$13,411	$24,455	$10,923
7/31/2023	$13,661	$25,337	$10,915
8/31/2023	$13,405	$24,846	$10,846
9/30/2023	$12,922	$23,652	$10,570
10/31/2023	$12,624	$23,015	$10,403
11/30/2023	$13,492	$25,179	$10,874
12/31/2023	$14,112	$26,524	$11,291
1/31/2024	$14,087	$26,807	$11,260
2/29/2024	$14,311	$28,248	$11,100
3/31/2024	$14,621	$29,163	$11,203
4/30/2024	$14,174	$27,891	$10,920
5/31/2024	$14,621	$29,222	$11,105
6/30/2024	$14,831	$30,132	$11,210
7/31/2024	$15,141	$30,682	$11,472
8/31/2024	$15,431	$31,340	$11,637
9/30/2024	$15,700	$31,993	$11,793
10/31/2024	$15,341	$31,764	$11,500
11/30/2024	$15,752	$33,868	$11,622
12/31/2024	$15,392	$32,841	$11,432

Average Annual Return [Table Text Block]
IBDU2	1 Year	5 Years	10 Years
Service Class	9.07%	3.82%	4.41%
MSCI US Broad Market IndexFootnote Reference(a)	23.81%	14.01%	12.63%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,763,649,001
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 11,978,333
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,763,649,001
Number of Portfolio Holdings	14
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,978,333

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	48.9%
U.S. Equity Funds	34.9
International Equity Funds	15.7
Other Investment Company	6.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(6.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	17.5%
Vanguard Total Bond Market ETF	17.2
Vanguard S&P 500 ETF	15.9
Vanguard Intermediate-Term Corporate Bond ETF	14.3
iShares Core S&P 500 ETF	10.7
SPDR S&P 500 ETF Trust	5.3
Vanguard FTSE Developed Markets ETF	5.2
iShares Core MSCI Emerging Markets ETF	4.9
iShares Core MSCI EAFE ETF	3.4
iShares Russell 2000 ETF	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080975
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.35%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance leading to S&P 500® Index outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund-of-funds which seeks to achieve its investment objective of current income and preservation of capital by investing its assets primarily in a combination of underlying third-party exchange traded funds. The Portfolio employs a managed risk strategy which seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

The Portfolio operated at full equity risk for the Portfolio’s fiscal year ended December 31, 2024, as volatility of the total Portfolio remained below its volatility cap. This was driven by a combination of relatively low realized volatility of equities and, later in the year, the return of the diversification benefit of fixed income relative to equity. For example, in mid-April despite a rise in geopolitical tensions, Portfolio volatility remained below the target for de-risking as equity and fixed income realized volatility remained relatively lower. Equity volatility increased in August and September, but this was coupled with correlation between equity and fixed income turning negative, leading to increased diversification benefits at the total portfolio level. The managed risk signal looks at total Portfolio volatility, and this design allowed the Portfolio to stay invested in equity markets and capture overall positive performance through this period.

Performance over the Portfolio’s fiscal year was positive with a modestly overweight position in equities helping add to returns. Both equities and fixed income were broadly positive, with Portfolio performance being driven by S&P 500® ETFs in the overall equity rally in 2024. An explicit allocation to investment grade corporate bonds was additionally helpful as corporate bonds outperformed broader US aggregate fixed income.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,081	$10,210	$10,068
2/28/2015	$10,169	$10,114	$10,206
3/31/2015	$10,153	$10,161	$10,196
4/30/2015	$10,185	$10,124	$10,237
5/31/2015	$10,169	$10,100	$10,243
6/30/2015	$10,024	$9,990	$10,099
7/31/2015	$10,121	$10,059	$10,184
8/31/2015	$9,900	$10,045	$9,945
9/30/2015	$9,866	$10,113	$9,870
10/31/2015	$10,072	$10,114	$10,140
11/30/2015	$10,046	$10,088	$10,117
12/31/2015	$9,960	$10,055	$10,027
1/31/2016	$9,883	$10,193	$9,905
2/29/2016	$9,917	$10,266	$9,938
3/31/2016	$10,175	$10,360	$10,255
4/30/2016	$10,226	$10,400	$10,323
5/31/2016	$10,252	$10,402	$10,357
6/30/2016	$10,398	$10,589	$10,467
7/31/2016	$10,552	$10,656	$10,668
8/31/2016	$10,544	$10,644	$10,673
9/30/2016	$10,562	$10,638	$10,687
10/31/2016	$10,429	$10,556	$10,561
11/30/2016	$10,324	$10,307	$10,491
12/31/2016	$10,394	$10,321	$10,580
1/31/2017	$10,482	$10,341	$10,682
2/28/2017	$10,623	$10,411	$10,846
3/31/2017	$10,667	$10,405	$10,873
4/30/2017	$10,773	$10,486	$10,980
5/31/2017	$10,888	$10,566	$11,099
6/30/2017	$10,932	$10,556	$11,119
7/31/2017	$11,072	$10,601	$11,242
8/31/2017	$11,128	$10,696	$11,318
9/30/2017	$11,344	$10,652	$11,461
10/31/2017	$11,470	$10,638	$11,549
12/31/2017	$11,568	$10,687	$11,640
1/31/2018	$11,802	$10,564	$11,771
2/28/2018	$11,443	$10,464	$11,535
3/31/2018	$11,470	$10,531	$11,506
4/30/2018	$11,407	$10,452	$11,481
5/31/2018	$11,497	$10,527	$11,589
6/30/2018	$11,497	$10,514	$11,578
7/31/2018	$11,595	$10,516	$11,705
8/31/2018	$11,713	$10,584	$11,832
9/30/2018	$11,676	$10,516	$11,793
10/31/2018	$11,288	$10,433	$11,418
11/30/2018	$11,389	$10,495	$11,529
12/31/2018	$11,186	$10,688	$11,347
1/31/2019	$11,463	$10,801	$11,755
2/28/2019	$11,537	$10,795	$11,877
3/31/2019	$11,741	$11,002	$12,077
4/30/2019	$11,833	$11,005	$12,230
5/31/2019	$11,796	$11,201	$12,110
6/30/2019	$12,092	$11,341	$12,493
7/31/2019	$12,120	$11,366	$12,544
8/31/2019	$12,302	$11,661	$12,654
9/30/2019	$12,302	$11,599	$12,700
10/31/2019	$12,391	$11,634	$12,838
11/30/2019	$12,481	$11,628	$12,968
12/31/2019	$12,570	$11,620	$13,112
1/31/2020	$12,720	$11,843	$13,235
2/29/2020	$12,610	$12,056	$13,013
3/31/2020	$12,003	$11,985	$12,325
4/30/2020	$12,331	$12,198	$12,972
5/31/2020	$12,481	$12,255	$13,233
6/30/2020	$12,600	$12,332	$13,426
7/31/2020	$12,849	$12,517	$13,806
8/31/2020	$12,889	$12,416	$14,044
9/30/2020	$12,797	$12,409	$13,880
10/31/2020	$12,685	$12,353	$13,738
11/30/2020	$13,094	$12,475	$14,428
12/31/2020	$13,227	$12,492	$14,684
1/31/2021	$13,135	$12,402	$14,604
2/28/2021	$13,063	$12,223	$14,611
3/31/2021	$13,043	$12,071	$14,645
4/30/2021	$13,248	$12,166	$14,955
5/31/2021	$13,299	$12,206	$15,051
6/30/2021	$13,432	$12,291	$15,208
7/31/2021	$13,575	$12,429	$15,364
8/31/2021	$13,635	$12,405	$15,485
9/30/2021	$13,392	$12,298	$15,174
10/31/2021	$13,582	$12,294	$15,462
11/30/2021	$13,519	$12,331	$15,369
12/31/2021	$13,624	$12,299	$15,556
1/31/2022	$13,212	$12,034	$15,052
2/28/2022	$13,043	$11,900	$14,819
3/31/2022	$12,789	$11,569	$14,676
4/30/2022	$12,240	$11,130	$13,893
5/31/2022	$12,324	$11,202	$13,956
6/30/2022	$11,997	$11,026	$13,402
7/31/2022	$12,303	$11,296	$13,978
8/31/2022	$12,014	$10,977	$13,545
9/30/2022	$11,554	$10,502	$12,715
10/31/2022	$11,598	$10,366	$12,907
11/30/2022	$12,189	$10,748	$13,539
12/31/2022	$12,036	$10,699	$13,290
1/31/2023	$12,551	$11,028	$13,897
2/28/2023	$12,211	$10,743	$13,534
3/31/2023	$12,551	$11,016	$13,883
4/30/2023	$12,660	$11,083	$13,997
5/31/2023	$12,518	$10,962	$13,864
6/30/2023	$12,770	$10,923	$14,133
7/31/2023	$12,934	$10,915	$14,312
8/31/2023	$12,738	$10,846	$14,119
9/30/2023	$12,327	$10,570	$13,672
10/31/2023	$12,057	$10,403	$13,384
11/30/2023	$12,797	$10,874	$14,213
12/31/2023	$13,349	$11,291	$14,828
1/31/2024	$13,337	$11,260	$14,827
2/29/2024	$13,431	$11,100	$14,928
3/31/2024	$13,666	$11,203	$15,186
4/30/2024	$13,267	$10,920	$14,745
5/31/2024	$13,642	$11,105	$15,128
6/30/2024	$13,818	$11,210	$15,338
7/31/2024	$14,124	$11,472	$15,677
8/31/2024	$14,372	$11,637	$15,952
9/30/2024	$14,610	$11,793	$16,218
10/31/2024	$14,272	$11,500	$15,848
11/30/2024	$14,585	$11,622	$16,206
12/31/2024	$14,284	$11,432	$15,879

Average Annual Return [Table Text Block]
IXFV1	1 Year	5 Years	10 Years
Initial Class	7.01%	2.59%	3.63%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended BenchmarkFootnote Reference(b)	7.09%	3.90%	4.73%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 413,213,398
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,377,390
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$413,213,398
Number of Portfolio Holdings	15
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,377,390

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	64.2%
U.S. Equity Funds	25.8
International Equity Funds	9.6
Other Investment Company	5.2
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(5.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	18.0%
Schwab U.S. Aggregate Bond ETF	17.9
Vanguard Total Bond Market ETF	17.9
Vanguard Intermediate-Term Corporate Bond ETF	10.4
iShares Core S&P 500 ETF	8.1
SPDR S&P 500 ETF Trust	7.8
Vanguard S&P 500 ETF	7.8
iShares Core MSCI Emerging Markets ETF	3.1
iShares MSCI EAFE ETF	2.1
Vanguard FTSE Developed Markets ETF	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080976
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.60%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance leading to S&P 500® Index outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund-of-funds which seeks to achieve its investment objective of current income and preservation of capital by investing its assets primarily in a combination of underlying third-party exchange traded funds. The Portfolio employs a managed risk strategy which seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

The Portfolio operated at full equity risk for the Portfolio’s fiscal year ended December 31, 2024, as volatility of the total Portfolio remained below its volatility cap. This was driven by a combination of relatively low realized volatility of equities and, later in the year, the return of the diversification benefit of fixed income relative to equity. For example, in mid-April despite a rise in geopolitical tensions, Portfolio volatility remained below the target for de-risking as equity and fixed income realized volatility remained relatively lower. Equity volatility increased in August and September, but this was coupled with correlation between equity and fixed income turning negative, leading to increased diversification benefits at the total portfolio level. The managed risk signal looks at total Portfolio volatility, and this design allowed the Portfolio to stay invested in equity markets and capture overall positive performance through this period.

Performance over the Portfolio’s fiscal year was positive with a modestly overweight position in equities helping add to returns. Both equities and fixed income were broadly positive, with Portfolio performance being driven by S&P 500® ETFs in the overall equity rally in 2024. An explicit allocation to investment grade corporate bonds was additionally helpful as corporate bonds outperformed broader US aggregate fixed income.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,081	$10,210	$10,068
2/28/2015	$10,162	$10,114	$10,206
3/31/2015	$10,146	$10,161	$10,196
4/30/2015	$10,170	$10,124	$10,237
5/31/2015	$10,162	$10,100	$10,243
6/30/2015	$10,008	$9,990	$10,099
7/31/2015	$10,106	$10,059	$10,184
8/31/2015	$9,879	$10,045	$9,945
9/30/2015	$9,836	$10,113	$9,870
10/31/2015	$10,043	$10,114	$10,140
11/30/2015	$10,018	$10,088	$10,117
12/31/2015	$9,931	$10,055	$10,027
1/31/2016	$9,854	$10,193	$9,905
2/29/2016	$9,888	$10,266	$9,938
3/31/2016	$10,138	$10,360	$10,255
4/30/2016	$10,190	$10,400	$10,323
5/31/2016	$10,216	$10,402	$10,357
6/30/2016	$10,354	$10,589	$10,467
7/31/2016	$10,509	$10,656	$10,668
8/31/2016	$10,495	$10,644	$10,673
9/30/2016	$10,513	$10,638	$10,687
10/31/2016	$10,380	$10,556	$10,561
11/30/2016	$10,265	$10,307	$10,491
12/31/2016	$10,336	$10,321	$10,580
1/31/2017	$10,424	$10,341	$10,682
2/28/2017	$10,566	$10,411	$10,846
3/31/2017	$10,601	$10,405	$10,873
4/30/2017	$10,707	$10,486	$10,980
5/31/2017	$10,822	$10,566	$11,099
6/30/2017	$10,858	$10,556	$11,119
7/31/2017	$10,990	$10,601	$11,242
8/31/2017	$11,053	$10,696	$11,318
9/30/2017	$11,260	$10,652	$11,461
10/31/2017	$11,377	$10,638	$11,549
12/31/2017	$11,476	$10,687	$11,640
1/31/2018	$11,701	$10,564	$11,771
2/28/2018	$11,350	$10,464	$11,535
3/31/2018	$11,368	$10,531	$11,506
4/30/2018	$11,305	$10,452	$11,481
5/31/2018	$11,395	$10,527	$11,589
6/30/2018	$11,395	$10,514	$11,578
7/31/2018	$11,485	$10,516	$11,705
8/31/2018	$11,599	$10,584	$11,832
9/30/2018	$11,562	$10,516	$11,793
10/31/2018	$11,174	$10,433	$11,418
11/30/2018	$11,276	$10,495	$11,529
12/31/2018	$11,064	$10,688	$11,347
1/31/2019	$11,350	$10,801	$11,755
2/28/2019	$11,415	$10,795	$11,877
3/31/2019	$11,618	$11,002	$12,077
4/30/2019	$11,701	$11,005	$12,230
5/31/2019	$11,664	$11,201	$12,110
6/30/2019	$11,959	$11,341	$12,493
7/31/2019	$11,978	$11,366	$12,544
8/31/2019	$12,154	$11,661	$12,654
9/30/2019	$12,154	$11,599	$12,700
10/31/2019	$12,234	$11,634	$12,838
11/30/2019	$12,323	$11,628	$12,968
12/31/2019	$12,412	$11,620	$13,112
1/31/2020	$12,551	$11,843	$13,235
2/29/2020	$12,442	$12,056	$13,013
3/31/2020	$11,847	$11,985	$12,325
4/30/2020	$12,164	$12,198	$12,972
5/31/2020	$12,313	$12,255	$13,233
6/30/2020	$12,422	$12,332	$13,426
7/31/2020	$12,660	$12,517	$13,806
8/31/2020	$12,706	$12,416	$14,044
9/30/2020	$12,615	$12,409	$13,880
10/31/2020	$12,493	$12,353	$13,738
11/30/2020	$12,900	$12,475	$14,428
12/31/2020	$13,022	$12,492	$14,684
1/31/2021	$12,941	$12,402	$14,604
2/28/2021	$12,859	$12,223	$14,611
3/31/2021	$12,839	$12,071	$14,645
4/30/2021	$13,032	$12,166	$14,955
5/31/2021	$13,093	$12,206	$15,051
6/30/2021	$13,205	$12,291	$15,208
7/31/2021	$13,348	$12,429	$15,364
8/31/2021	$13,402	$12,405	$15,485
9/30/2021	$13,161	$12,298	$15,174
10/31/2021	$13,339	$12,294	$15,462
11/30/2021	$13,287	$12,331	$15,369
12/31/2021	$13,381	$12,299	$15,556
1/31/2022	$12,983	$12,034	$15,052
2/28/2022	$12,815	$11,900	$14,819
3/31/2022	$12,563	$11,569	$14,676
4/30/2022	$12,018	$11,130	$13,893
5/31/2022	$12,092	$11,202	$13,956
6/30/2022	$11,766	$11,026	$13,402
7/31/2022	$12,071	$11,296	$13,978
8/31/2022	$11,788	$10,977	$13,545
9/30/2022	$11,333	$10,502	$12,715
10/31/2022	$11,376	$10,366	$12,907
11/30/2022	$11,939	$10,748	$13,539
12/31/2022	$11,799	$10,699	$13,290
1/31/2023	$12,297	$11,028	$13,897
2/28/2023	$11,961	$10,743	$13,534
3/31/2023	$12,286	$11,016	$13,883
4/30/2023	$12,394	$11,083	$13,997
5/31/2023	$12,254	$10,962	$13,864
6/30/2023	$12,492	$10,923	$14,133
7/31/2023	$12,655	$10,915	$14,312
8/31/2023	$12,469	$10,846	$14,119
9/30/2023	$12,052	$10,570	$13,672
10/31/2023	$11,797	$10,403	$13,384
11/30/2023	$12,515	$10,874	$14,213
12/31/2023	$13,048	$11,291	$14,828
1/31/2024	$13,025	$11,260	$14,827
2/29/2024	$13,129	$11,100	$14,928
3/31/2024	$13,350	$11,203	$15,186
4/30/2024	$12,956	$10,920	$14,745
5/31/2024	$13,315	$11,105	$15,128
6/30/2024	$13,489	$11,210	$15,338
7/31/2024	$13,778	$11,472	$15,677
8/31/2024	$14,020	$11,637	$15,952
9/30/2024	$14,243	$11,793	$16,218
10/31/2024	$13,909	$11,500	$15,848
11/30/2024	$14,231	$11,622	$16,206
12/31/2024	$13,922	$11,432	$15,879

Average Annual Return [Table Text Block]
IXFV2	1 Year	5 Years	10 Years
Service Class	6.69%	2.32%	3.36%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Blended BenchmarkFootnote Reference(b)	7.09%	3.90%	4.73%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 413,213,398
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,377,390
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$413,213,398
Number of Portfolio Holdings	15
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,377,390

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	64.2%
U.S. Equity Funds	25.8
International Equity Funds	9.6
Other Investment Company	5.2
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	(5.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	18.0%
Schwab U.S. Aggregate Bond ETF	17.9
Vanguard Total Bond Market ETF	17.9
Vanguard Intermediate-Term Corporate Bond ETF	10.4
iShares Core S&P 500 ETF	8.1
SPDR S&P 500 ETF Trust	7.8
Vanguard S&P 500 ETF	7.8
iShares Core MSCI Emerging Markets ETF	3.1
iShares MSCI EAFE ETF	2.1
Vanguard FTSE Developed Markets ETF	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062367
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.33%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance leading to the S&P 500® Index’s outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund-of-funds which seeks to achieve capital appreciation as a primary objective and income as a secondary objective by investing its assets primarily in a combination of underlying third-party exchange traded funds. The Portfolio employs a managed risk strategy which seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

The Portfolio operated at full equity risk for the year as volatility of the total Portfolio remained below its volatility cap. This was driven by a combination of relatively low realized volatility of equities and, later in the year, the return of the diversification benefit of fixed income relative to equity. For example, in mid-April despite a rise in geopolitical tensions, Portfolio volatility remained below the target for de-risking as equity and fixed income realized volatility remained relatively lower. Equity volatility increased in August and September, but this was coupled with correlation between equity and fixed income turning negative, leading to increased diversification benefits at the total Portfolio level. The managed risk signal looks at total Portfolio volatility, and this design allowed the Portfolio to stay invested in equity markets and capture overall positive performance through this period.

Performance over the Portfolio’s fiscal year was positive with a modestly overweight position in equities adding to returns. Both equities and fixed income were broadly positive, with Portfolio performance being driven by S&P 500® ETFs in the overall equity rally in 2024. An explicit allocation to investment grade corporate bonds was helpful as corporate bonds outperformed broader U.S. aggregate fixed income.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI US Broad Market Index	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,972	$9,724	$9,910
2/28/2015	$10,231	$10,290	$10,307
3/31/2015	$10,138	$10,184	$10,229
4/30/2015	$10,221	$10,234	$10,367
5/31/2015	$10,240	$10,377	$10,405
6/30/2015	$10,046	$10,201	$10,220
7/31/2015	$10,148	$10,369	$10,319
8/31/2015	$9,601	$9,746	$9,814
9/30/2015	$9,426	$9,461	$9,579
10/31/2015	$9,848	$10,207	$10,137
11/30/2015	$9,848	$10,265	$10,114
12/31/2015	$9,683	$10,057	$9,960
1/31/2016	$9,282	$9,483	$9,542
2/29/2016	$9,261	$9,480	$9,530
3/31/2016	$9,652	$10,148	$10,083
4/30/2016	$9,724	$10,209	$10,187
5/31/2016	$9,796	$10,396	$10,249
6/30/2016	$9,745	$10,415	$10,270
7/31/2016	$10,002	$10,832	$10,619
8/31/2016	$10,017	$10,860	$10,644
9/30/2016	$10,038	$10,882	$10,684
10/31/2016	$9,881	$10,645	$10,510
11/30/2016	$10,007	$11,116	$10,633
12/31/2016	$10,164	$11,330	$10,811
1/31/2017	$10,374	$11,552	$11,011
2/28/2017	$10,625	$11,981	$11,286
3/31/2017	$10,699	$11,992	$11,357
4/30/2017	$10,824	$12,119	$11,498
5/31/2017	$10,981	$12,243	$11,668
6/30/2017	$11,044	$12,354	$11,726
7/31/2017	$11,264	$12,586	$11,949
8/31/2017	$11,294	$12,607	$12,000
9/30/2017	$11,700	$13,194	$12,383
10/31/2017	$11,924	$13,595	$12,602
12/31/2017	$12,073	$13,733	$12,751
1/31/2018	$12,586	$14,461	$13,226
2/28/2018	$12,052	$13,926	$12,799
3/31/2018	$11,881	$13,649	$12,637
4/30/2018	$11,892	$13,701	$12,688
5/31/2018	$12,031	$14,090	$12,831
6/30/2018	$12,020	$14,187	$12,816
7/31/2018	$12,308	$14,662	$13,114
8/31/2018	$12,491	$15,169	$13,309
9/30/2018	$12,491	$15,190	$13,313
10/31/2018	$11,697	$14,068	$12,526
11/30/2018	$11,827	$14,345	$12,700
12/31/2018	$11,230	$13,008	$12,012
1/31/2019	$11,751	$14,133	$12,790
2/28/2019	$11,969	$14,632	$13,080
3/31/2019	$12,121	$14,846	$13,263
4/30/2019	$12,469	$15,432	$13,617
5/31/2019	$11,882	$14,434	$13,058
6/30/2019	$12,534	$15,445	$13,752
7/31/2019	$12,578	$15,679	$13,832
8/31/2019	$12,399	$15,360	$13,681
9/30/2019	$12,557	$15,632	$13,873
10/31/2019	$12,801	$15,965	$14,152
11/30/2019	$13,105	$16,570	$14,459
12/31/2019	$13,446	$17,049	$14,819
1/31/2020	$13,373	$17,023	$14,785
2/29/2020	$12,594	$15,621	$13,949
3/31/2020	$11,693	$13,459	$12,462
4/30/2020	$12,168	$15,249	$13,599
5/31/2020	$12,423	$16,071	$14,109
6/30/2020	$12,460	$16,457	$14,453
7/31/2020	$12,777	$17,396	$15,081
8/31/2020	$13,246	$18,654	$15,771
9/30/2020	$12,952	$17,975	$15,389
10/31/2020	$12,708	$17,601	$15,129
11/30/2020	$13,593	$19,740	$16,592
12/31/2020	$14,054	$20,633	$17,198
1/31/2021	$14,003	$20,553	$17,141
2/28/2021	$14,285	$21,198	$17,439
3/31/2021	$14,516	$21,956	$17,768
4/30/2021	$14,990	$23,100	$18,408
5/31/2021	$15,144	$23,202	$18,600
6/30/2021	$15,337	$23,804	$18,856
7/31/2021	$15,478	$24,234	$19,020
8/31/2021	$15,771	$24,931	$19,380
9/30/2021	$15,213	$23,808	$18,744
10/31/2021	$15,880	$25,401	$19,498
11/30/2021	$15,594	$25,049	$19,171
12/31/2021	$16,056	$26,019	$19,728
1/31/2022	$15,322	$24,484	$18,850
2/28/2022	$14,942	$23,870	$18,467
3/31/2022	$15,037	$24,651	$18,663
4/30/2022	$14,126	$22,437	$17,347
5/31/2022	$14,153	$22,394	$17,391
6/30/2022	$13,555	$20,515	$16,222
7/31/2022	$14,153	$22,457	$17,248
8/31/2022	$13,758	$21,613	$16,662
9/30/2022	$13,037	$19,601	$15,295
10/31/2022	$13,419	$21,211	$16,004
11/30/2022	$14,155	$22,332	$17,026
12/31/2022	$13,758	$21,015	$16,458
1/31/2023	$14,670	$22,490	$17,492
2/28/2023	$14,228	$21,969	$17,028
3/31/2023	$14,611	$22,560	$17,474
4/30/2023	$14,788	$22,783	$17,663
5/31/2023	$14,626	$22,881	$17,511
6/30/2023	$15,288	$24,455	$18,304
7/31/2023	$15,729	$25,337	$18,817
8/31/2023	$15,355	$24,846	$18,403
9/30/2023	$14,725	$23,652	$17,694
10/31/2023	$14,326	$23,015	$17,209
11/30/2023	$15,478	$25,179	$18,602
12/31/2023	$16,245	$26,524	$19,513
1/31/2024	$16,230	$26,807	$19,564
2/29/2024	$16,767	$28,248	$20,157
3/31/2024	$17,243	$29,163	$20,692
4/30/2024	$16,645	$27,891	$20,010
5/31/2024	$17,320	$29,222	$20,730
6/30/2024	$17,612	$30,132	$21,112
7/31/2024	$17,980	$30,682	$21,549
8/31/2024	$18,346	$31,340	$22,009
9/30/2024	$18,695	$31,993	$22,460
10/31/2024	$18,299	$31,764	$21,986
11/30/2024	$18,933	$33,868	$22,757
12/31/2024	$18,441	$32,841	$22,205

Average Annual Return [Table Text Block]
IBD01	1 Year	5 Years	10 Years
Initial Class	13.52%	6.52%	6.31%
MSCI US Broad Market IndexFootnote Reference(a)	23.81%	14.01%	12.63%
Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended BenchmarkFootnote Reference(b)	13.79%	8.42%	8.30%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,825,204,405
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 5,818,512
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,825,204,405
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,818,512

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.6%
International Equity Funds	23.6
U.S. Fixed Income Funds	21.3
Other Investment Company	3.9
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(4.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.6%
iShares Core S&P 500 ETF	18.2
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.6
iShares Core U.S. Aggregate Bond ETF	7.6
iShares Core MSCI Emerging Markets ETF	6.8
Vanguard Intermediate-Term Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.5
iShares MSCI EAFE ETF	5.4
Vanguard FTSE Developed Markets ETF	5.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062368
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.58%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Overall, 2024 was another year of materially positive risk asset performance leading to the S&P 500® Index’s outperformance against other markets. By and large, growth sensitive assets did well as the global economy remained resilient, avoiding recession despite elevated risks over the year. In bonds, yields rose keeping fixed income returns relatively muted, though bond funds’ total returns were generally still positive.

The Portfolio is a multi-asset fund-of-funds which seeks to achieve capital appreciation as a primary objective and income as a secondary objective by investing its assets primarily in a combination of underlying third-party exchange traded funds. The Portfolio employs a managed risk strategy which seeks to manage return volatility. The sub-adviser uses a proprietary model to forecast short-term volatility and adjusts the Portfolio’s weightings if projected forecasts fall outside of a target range.

The Portfolio operated at full equity risk for the year as volatility of the total Portfolio remained below its volatility cap. This was driven by a combination of relatively low realized volatility of equities and, later in the year, the return of the diversification benefit of fixed income relative to equity. For example, in mid-April despite a rise in geopolitical tensions, Portfolio volatility remained below the target for de-risking as equity and fixed income realized volatility remained relatively lower. Equity volatility increased in August and September, but this was coupled with correlation between equity and fixed income turning negative, leading to increased diversification benefits at the total Portfolio level. The managed risk signal looks at total Portfolio volatility, and this design allowed the Portfolio to stay invested in equity markets and capture overall positive performance through this period.

Performance over the Portfolio’s fiscal year was positive with a modestly overweight position in equities adding to returns. Both equities and fixed income were broadly positive, with Portfolio performance being driven by S&P 500® ETFs in the overall equity rally in 2024. An explicit allocation to investment grade corporate bonds was helpful as corporate bonds outperformed broader U.S. aggregate fixed income.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI US Broad Market Index	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,963	$9,724	$9,910
2/28/2015	$10,224	$10,290	$10,307
3/31/2015	$10,131	$10,184	$10,229
4/30/2015	$10,215	$10,234	$10,367
5/31/2015	$10,215	$10,377	$10,405
6/30/2015	$10,019	$10,201	$10,220
7/31/2015	$10,121	$10,369	$10,319
8/31/2015	$9,565	$9,746	$9,814
9/30/2015	$9,399	$9,461	$9,579
10/31/2015	$9,815	$10,207	$10,137
11/30/2015	$9,805	$10,265	$10,114
12/31/2015	$9,649	$10,057	$9,960
1/31/2016	$9,243	$9,483	$9,542
2/29/2016	$9,222	$9,480	$9,530
3/31/2016	$9,607	$10,148	$10,083
4/30/2016	$9,680	$10,209	$10,187
5/31/2016	$9,742	$10,396	$10,249
6/30/2016	$9,701	$10,415	$10,270
7/31/2016	$9,950	$10,832	$10,619
8/31/2016	$9,962	$10,860	$10,644
9/30/2016	$9,983	$10,882	$10,684
10/31/2016	$9,824	$10,645	$10,510
11/30/2016	$9,951	$11,116	$10,633
12/31/2016	$10,099	$11,330	$10,811
1/31/2017	$10,300	$11,552	$11,011
2/28/2017	$10,554	$11,981	$11,286
3/31/2017	$10,628	$11,992	$11,357
4/30/2017	$10,755	$12,119	$11,498
5/31/2017	$10,903	$12,243	$11,668
6/30/2017	$10,966	$12,354	$11,726
7/31/2017	$11,178	$12,586	$11,949
8/31/2017	$11,201	$12,607	$12,000
9/30/2017	$11,610	$13,194	$12,383
10/31/2017	$11,825	$13,595	$12,602
12/31/2017	$11,964	$13,733	$12,751
1/31/2018	$12,470	$14,461	$13,226
2/28/2018	$11,943	$13,926	$12,799
3/31/2018	$11,771	$13,649	$12,637
4/30/2018	$11,782	$13,701	$12,688
5/31/2018	$11,911	$14,090	$12,831
6/30/2018	$11,900	$14,187	$12,816
7/31/2018	$12,179	$14,662	$13,114
8/31/2018	$12,353	$15,169	$13,309
9/30/2018	$12,364	$15,190	$13,313
10/31/2018	$11,578	$14,068	$12,526
11/30/2018	$11,698	$14,345	$12,700
12/31/2018	$11,108	$13,008	$12,012
1/31/2019	$11,621	$14,133	$12,790
2/28/2019	$11,829	$14,632	$13,080
3/31/2019	$11,982	$14,846	$13,263
4/30/2019	$12,320	$15,432	$13,617
5/31/2019	$11,742	$14,434	$13,058
6/30/2019	$12,375	$15,445	$13,752
7/31/2019	$12,419	$15,679	$13,832
8/31/2019	$12,237	$15,360	$13,681
9/30/2019	$12,384	$15,632	$13,873
10/31/2019	$12,628	$15,965	$14,152
11/30/2019	$12,922	$16,570	$14,459
12/31/2019	$13,264	$17,049	$14,819
1/31/2020	$13,178	$17,023	$14,785
2/29/2020	$12,421	$15,621	$13,949
3/31/2020	$11,528	$13,459	$12,462
4/30/2020	$11,993	$15,249	$13,599
5/31/2020	$12,237	$16,071	$14,109
6/30/2020	$12,274	$16,457	$14,453
7/31/2020	$12,592	$17,396	$15,081
8/31/2020	$13,040	$18,654	$15,771
9/30/2020	$12,757	$17,975	$15,389
10/31/2020	$12,500	$17,601	$15,129
11/30/2020	$13,387	$19,740	$16,592
12/31/2020	$13,823	$20,633	$17,198
1/31/2021	$13,785	$20,553	$17,141
2/28/2021	$14,042	$21,198	$17,439
3/31/2021	$14,273	$21,956	$17,768
4/30/2021	$14,735	$23,100	$18,408
5/31/2021	$14,877	$23,202	$18,600
6/30/2021	$15,069	$23,804	$18,856
7/31/2021	$15,211	$24,234	$19,020
8/31/2021	$15,493	$24,931	$19,380
9/30/2021	$14,935	$23,808	$18,744
10/31/2021	$15,588	$25,401	$19,498
11/30/2021	$15,302	$25,049	$19,171
12/31/2021	$15,765	$26,019	$19,728
1/31/2022	$15,030	$24,484	$18,850
2/28/2022	$14,663	$23,870	$18,467
3/31/2022	$14,745	$24,651	$18,663
4/30/2022	$13,847	$22,437	$17,347
5/31/2022	$13,888	$22,394	$17,391
6/30/2022	$13,289	$20,515	$16,222
7/31/2022	$13,874	$22,457	$17,248
8/31/2022	$13,476	$21,613	$16,662
9/30/2022	$12,770	$19,601	$15,295
10/31/2022	$13,138	$21,211	$16,004
11/30/2022	$13,858	$22,332	$17,026
12/31/2022	$13,476	$21,015	$16,458
1/31/2023	$14,358	$22,490	$17,492
2/28/2023	$13,931	$21,969	$17,028
3/31/2023	$14,284	$22,560	$17,474
4/30/2023	$14,460	$22,783	$17,663
5/31/2023	$14,299	$22,881	$17,511
6/30/2023	$14,945	$24,455	$18,304
7/31/2023	$15,372	$25,337	$18,817
8/31/2023	$15,001	$24,846	$18,403
9/30/2023	$14,389	$23,652	$17,694
10/31/2023	$14,006	$23,015	$17,209
11/30/2023	$15,108	$25,179	$18,602
12/31/2023	$15,858	$26,524	$19,513
1/31/2024	$15,858	$26,807	$19,564
2/29/2024	$16,363	$28,248	$20,157
3/31/2024	$16,838	$29,163	$20,692
4/30/2024	$16,241	$27,891	$20,010
5/31/2024	$16,899	$29,222	$20,730
6/30/2024	$17,175	$30,132	$21,112
7/31/2024	$17,527	$30,682	$21,549
8/31/2024	$17,877	$31,340	$22,009
9/30/2024	$18,224	$31,993	$22,460
10/31/2024	$17,829	$31,764	$21,986
11/30/2024	$18,445	$33,868	$22,757
12/31/2024	$17,956	$32,841	$22,205

Average Annual Return [Table Text Block]
IBD02	1 Year	5 Years	10 Years
Service Class	13.23%	6.24%	6.03%
MSCI US Broad Market IndexFootnote Reference(a)	23.81%	14.01%	12.63%
Transamerica Goldman Sachs Managed Risk - Growth ETF VP Blended BenchmarkFootnote Reference(b)	13.79%	8.42%	8.30%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,825,204,405
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 5,818,512
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,825,204,405
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,818,512

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.6%
International Equity Funds	23.6
U.S. Fixed Income Funds	21.3
Other Investment Company	3.9
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(4.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.6%
iShares Core S&P 500 ETF	18.2
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.6
iShares Core U.S. Aggregate Bond ETF	7.6
iShares Core MSCI Emerging Markets ETF	6.8
Vanguard Intermediate-Term Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.5
iShares MSCI EAFE ETF	5.4
Vanguard FTSE Developed Markets ETF	5.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000193819
Shareholder Report [Line Items]
Fund Name	Transamerica Great Lakes Advisors Large Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.94%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio outperformed the Russell 1000® Value Index (“Index”), a benchmark of the Portfolio. Large capitalization U.S. value stocks, as measured by the Index returned 14.37% and underperformed broader U.S. large capitalization stocks and U.S. growth stocks, as measured by the Russell 1000® Index and the Russell 1000® Growth Index, which returned 24.51% and 33.36%, respectively.

Stock selection drove the Index’s relative outperformance, offset by sector allocation, which detracted from relative performance. Stock selection in the technology, healthcare, and consumer services sectors contributed most to Index’s relative performance, while stock selection in energy, real estate and utilities detracted the most from relative performance. The Portfolio’s overweight to the health care sector, which lagged the Index, and underweight to the financials sector, which outperformed the Index, detracted most from relative performance on an allocation basis. This was partially offset by a positive allocation impacts from the Portfolio’s overweight to the manufacturing sector, which outperformed the Index, and the underweight to the consumer staples sector, which lagged the Index.

At the stock level, the largest contributors to the Portfolio’s performance were the Portfolio’s overweights to Broadcom, Inc., Meta Platforms, Inc., Class A, and Boston Scientific Corp., which materially outperformed the Index and the underweight position to Index component Intel Corporation, which lagged. The largest detractors from performance were the Portfolio’s overweights to Schlumberger NV, Merck & Co., Inc., and American Tower Corp. which underperformed the Index, and the Portfolio’s underweight to Walmart Inc. which outperformed the Index over the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 1000® Value Index
9/29/2017	$10,000	$10,000	$10,000
10/31/2017	$9,960	$10,254	$10,093
11/30/2017	$10,120	$10,565	$10,403
12/31/2017	$10,210	$10,671	$10,554
1/31/2018	$10,600	$11,233	$10,962
2/28/2018	$10,120	$10,819	$10,439
3/31/2018	$9,860	$10,602	$10,255
4/30/2018	$10,060	$10,642	$10,289
5/31/2018	$10,300	$10,943	$10,350
6/30/2018	$10,270	$11,014	$10,376
7/31/2018	$10,630	$11,380	$10,787
8/31/2018	$10,765	$11,779	$10,946
9/30/2018	$10,776	$11,799	$10,968
10/31/2018	$9,958	$10,930	$10,400
11/30/2018	$10,079	$11,149	$10,710
12/31/2018	$9,101	$10,111	$9,682
1/31/2019	$10,019	$10,979	$10,435
2/28/2019	$10,261	$11,365	$10,769
3/31/2019	$10,281	$11,531	$10,837
4/30/2019	$10,675	$11,992	$11,222
5/31/2019	$9,615	$11,216	$10,500
6/30/2019	$10,301	$12,003	$11,254
7/31/2019	$10,402	$12,182	$11,347
8/31/2019	$9,704	$11,934	$11,014
9/30/2019	$10,242	$12,143	$11,406
10/31/2019	$10,191	$12,404	$11,566
11/30/2019	$10,343	$12,876	$11,923
12/31/2019	$10,648	$13,248	$12,251
1/31/2020	$10,242	$13,233	$11,988
2/29/2020	$9,145	$12,150	$10,827
3/31/2020	$7,166	$10,479	$8,977
4/30/2020	$8,120	$11,867	$9,986
5/31/2020	$8,567	$12,501	$10,328
6/30/2020	$8,597	$12,787	$10,259
7/31/2020	$8,739	$13,513	$10,665
8/31/2020	$9,101	$14,492	$11,106
9/30/2020	$8,851	$13,965	$10,833
10/31/2020	$8,725	$13,663	$10,691
11/30/2020	$10,145	$15,325	$12,129
12/31/2020	$10,583	$16,015	$12,594
1/31/2021	$10,594	$15,944	$12,479
2/28/2021	$11,209	$16,442	$13,233
3/31/2021	$11,971	$17,031	$14,011
4/30/2021	$12,504	$17,909	$14,572
5/31/2021	$12,764	$17,991	$14,912
6/30/2021	$12,681	$18,435	$14,741
7/31/2021	$12,838	$18,746	$14,859
8/31/2021	$13,040	$19,281	$15,154
9/30/2021	$12,652	$18,416	$14,626
10/31/2021	$13,591	$19,661	$15,369
11/30/2021	$13,062	$19,362	$14,827
12/31/2021	$13,818	$20,124	$15,763
1/31/2022	$13,559	$18,940	$15,395
2/28/2022	$13,321	$18,463	$15,217
3/31/2022	$13,731	$19,062	$15,646
4/30/2022	$12,814	$17,352	$14,764
5/31/2022	$13,040	$17,328	$15,051
6/30/2022	$11,961	$15,879	$13,736
7/31/2022	$12,738	$17,368	$14,647
8/31/2022	$12,484	$16,720	$14,210
9/30/2022	$11,452	$15,170	$12,964
10/31/2022	$12,685	$16,414	$14,293
11/30/2022	$13,381	$17,270	$15,187
12/31/2022	$12,798	$16,259	$14,575
1/31/2023	$13,370	$17,379	$15,330
2/28/2023	$12,932	$16,973	$14,789
3/31/2023	$12,842	$17,427	$14,721
4/30/2023	$13,145	$17,612	$14,943
5/31/2023	$12,697	$17,681	$14,367
6/30/2023	$13,471	$18,888	$15,321
7/31/2023	$13,908	$19,565	$15,860
8/31/2023	$13,590	$19,188	$15,432
9/30/2023	$13,127	$18,274	$14,836
10/31/2023	$12,699	$17,789	$14,313
11/30/2023	$13,649	$19,448	$15,393
12/31/2023	$14,433	$20,480	$16,245
1/31/2024	$14,647	$20,707	$16,262
2/29/2024	$15,348	$21,827	$16,862
3/31/2024	$16,215	$22,531	$17,705
4/30/2024	$15,621	$21,540	$16,949
5/31/2024	$15,978	$22,558	$17,486
6/30/2024	$15,978	$23,256	$17,321
7/31/2024	$16,548	$23,688	$18,207
8/31/2024	$16,936	$24,204	$18,695
9/30/2024	$17,136	$24,705	$18,955
10/31/2024	$17,086	$24,523	$18,746
11/30/2024	$17,912	$26,155	$19,943
12/31/2024	$16,861	$25,355	$18,579

Average Annual Return [Table Text Block]
I3DA2	1 Year	5 Years	Since Inception 9/29/17
Service Class	16.82%	9.63%	7.46%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	13.68%
Russell 1000® Value IndexFootnote Reference(b)	14.37%	8.68%	8.91%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 69,128,654
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 392,778
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$69,128,654
Number of Portfolio Holdings	46
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$392,778

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	20.8%
Health Care	18.0
Industrials	15.3
Communication Services	8.9
Information Technology	7.3
Energy	7.1
Consumer Staples	6.1
Materials	5.2
Consumer Discretionary	3.9
Real Estate	3.3
Utilities	2.4
Repurchase Agreements	1.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.7%
Wells Fargo & Co.	3.5
Exxon Mobil Corp.	3.5
Blackrock, Inc.	3.4
Parker-Hannifin Corp.	2.8
Hartford Financial Services Group, Inc.	2.8
Boston Scientific Corp.	2.7
AbbVie, Inc.	2.7
UnitedHealth Group, Inc.	2.7
RTX Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021481
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$86	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended December 31, 2024.  Epoch Investment Partners Inc. sub-advised the Portfolio from January 1, 2024 through October 25, 2024 at which time Sands Capital LLC assumed interim sub-advisory responsibilities of the Portfolio.  Sands was subsequently approved to continue as the Portfolio’s sub-adviser.

During the period from January 1, 2024 to October 25, 2024, holdings in the financial and health care sectors detracted from relative performance. Regionally, Japan and Developed Europe ex-UK were the chief detractors. Individual detractors included Samsung Electronics Co., Ltd. (“Samsung”) and no exposure to SAP SE, which benefited from moving its large install base of enterprise resource planning customers to the cloud. Samsung faced headwinds across business lines including muted non-artificial intelligence memory demand, uncertainty in leading edge foundry and memory, and potentially higher capital expenditures.

Regionally, Developed Pacific ex-Japan contributed. National Australia Bank and DBS Group Holdings Ltd. led in the region, as did the Portfolio’s non-ownership of BHP Group Ltd. At the sector level, industrials and materials contributed. Taiwan Semiconductor Manufacturing Co. Ltd., ADR (“TSMC”) and Erste Group Bank AG (“Erste”) were top contributors. TSMC beat earnings expectations and raised guidance. Erste reported higher revenues and profits and raised guidance. Prysmian SpA was also a strong contributor.

During the period from the close of business on October 25, 2024 to December 31, 2024, sector allocation and currency drove performance with the Portfolio benefiting from an underweight to health care as well an overweight to businesses listed in stronger currencies, as non-U.S. currencies weakened. Security selection and allocation within regions also aided performance, while security selection within sectors detracted. Overall, from a regional perspective, U.S./Canada, consisting primarily of Canadian businesses, was the top contributor to performance and Developed Asia was the top detractor. From a sector perspective, information technology was the top contributor and consumer discretionary was the top detractor. The top five absolute contributors to performance were Shopify, Inc., Class A, Liberty Media Corp. – Liberty Formula One, Class C, Pan Pacific International Holdings Corp., Ajinomoto Co., Inc., and Alimentation Couche-Tard, Inc. The top five absolute detractors were Evolution AB, CTS Eventim AG & Co. KGaA, Sika AG, Ferrari NV, and Linde PLC.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,122	$10,050
2/28/2015	$10,733	$10,652
3/31/2015	$10,623	$10,500
4/30/2015	$11,038	$10,937
5/31/2015	$11,038	$10,893
6/30/2015	$10,720	$10,588
7/31/2015	$10,904	$10,808
8/31/2015	$10,082	$10,014
9/30/2015	$9,722	$9,509
10/31/2015	$10,368	$10,253
11/30/2015	$10,219	$10,095
12/31/2015	$10,008	$9,961
1/31/2016	$9,387	$9,241
2/29/2016	$9,213	$9,075
3/31/2016	$9,747	$9,674
4/30/2016	$9,896	$9,964
5/31/2016	$9,846	$9,886
6/30/2016	$9,598	$9,558
7/31/2016	$10,008	$10,044
8/31/2016	$10,104	$10,052
9/30/2016	$10,181	$10,180
10/31/2016	$9,977	$9,973
11/30/2016	$9,736	$9,775
12/31/2016	$10,016	$10,111
1/31/2017	$10,358	$10,405
2/28/2017	$10,434	$10,556
3/31/2017	$10,790	$10,858
4/30/2017	$11,209	$11,143
5/31/2017	$11,767	$11,567
6/30/2017	$11,780	$11,550
7/31/2017	$12,047	$11,883
8/31/2017	$12,011	$11,881
9/30/2017	$12,487	$12,367
10/31/2017	$12,564	$12,498
12/31/2017	$12,744	$12,701
1/31/2018	$13,310	$13,339
2/28/2018	$12,693	$12,739
3/31/2018	$12,538	$12,522
4/30/2018	$12,783	$12,821
5/31/2018	$12,384	$12,551
6/30/2018	$12,114	$12,401
7/31/2018	$12,243	$12,707
8/31/2018	$12,111	$12,463
9/30/2018	$12,216	$12,577
10/31/2018	$11,090	$11,577
11/30/2018	$10,998	$11,564
12/31/2018	$10,488	$11,005
1/31/2019	$11,221	$11,730
2/28/2019	$11,588	$12,030
3/31/2019	$11,771	$12,119
4/30/2019	$12,177	$12,472
5/31/2019	$11,457	$11,891
6/30/2019	$12,177	$12,600
7/31/2019	$12,085	$12,441
8/31/2019	$11,846	$12,121
9/30/2019	$12,216	$12,474
10/31/2019	$12,779	$12,923
11/30/2019	$12,779	$13,071
12/31/2019	$13,391	$13,498
1/31/2020	$13,246	$13,217
2/29/2020	$12,409	$12,024
3/31/2020	$10,397	$10,432
4/30/2020	$11,283	$11,114
5/31/2020	$12,103	$11,605
6/30/2020	$12,715	$12,004
7/31/2020	$13,504	$12,287
8/31/2020	$13,952	$12,920
9/30/2020	$13,738	$12,590
10/31/2020	$13,376	$12,089
11/30/2020	$15,334	$13,964
12/31/2020	$16,189	$14,616
1/31/2021	$16,255	$14,461
2/28/2021	$16,370	$14,787
3/31/2021	$16,551	$15,142
4/30/2021	$17,045	$15,610
5/31/2021	$17,621	$16,134
6/30/2021	$17,390	$15,957
7/31/2021	$17,325	$16,078
8/31/2021	$17,541	$16,363
9/30/2021	$17,158	$15,901
10/31/2021	$17,557	$16,296
11/30/2021	$17,041	$15,539
12/31/2021	$17,941	$16,337
1/31/2022	$17,008	$15,548
2/28/2022	$16,375	$15,275
3/31/2022	$16,191	$15,391
4/30/2022	$14,892	$14,408
5/31/2022	$15,142	$14,537
6/30/2022	$13,543	$13,191
7/31/2022	$14,326	$13,850
8/31/2022	$13,615	$13,193
9/30/2022	$12,191	$11,965
10/31/2022	$12,958	$12,610
11/30/2022	$14,728	$14,032
12/31/2022	$14,345	$14,047
1/31/2023	$15,348	$15,186
2/28/2023	$14,874	$14,871
3/31/2023	$15,221	$15,259
4/30/2023	$15,348	$15,705
5/31/2023	$14,691	$15,061
6/30/2023	$15,458	$15,751
7/31/2023	$15,932	$16,262
8/31/2023	$15,435	$15,641
9/30/2023	$14,970	$15,114
10/31/2023	$14,504	$14,502
11/30/2023	$15,398	$15,851
12/31/2023	$16,143	$16,696
1/31/2024	$15,994	$16,793
2/29/2024	$16,776	$17,103
3/31/2024	$17,409	$17,685
4/30/2024	$16,794	$17,251
5/31/2024	$17,334	$17,941
6/30/2024	$16,962	$17,655
7/31/2024	$17,297	$18,175
8/31/2024	$17,507	$18,768
9/30/2024	$17,232	$18,950
10/31/2024	$16,288	$17,922
11/30/2024	$16,543	$17,823
12/31/2024	$15,973	$17,421

Average Annual Return [Table Text Block]
IBPH1	1 Year	5 Years	10 Years
Initial Class	(1.05%)	3.59%	4.79%
MSCI EAFE IndexFootnote Reference(a)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 327,972,371
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,782,419
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$327,972,371
Number of Portfolio Holdings	34
Portfolio Turnover Rate	142%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,782,419

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	21.9%
Industrials	19.6
Consumer Discretionary	19.1
Financials	8.7
Consumer Staples	8.6
Materials	7.2
Communication Services	6.5
Health Care	4.1
Repurchase Agreements	3.3
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Top Country Allocation (Percentage of Net Assets)

Canada	21.1%
Japan	14.9
United States	10.0
Netherlands	9.2
Switzerland	5.9
Germany	5.9
France	5.8
Italy	3.4
United Kingdom	3.2
India	3.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.5%
Waste Connections, Inc.	4.3
Liberty Media Corp. - Liberty Formula One, Class C	4.0
Sika AG	3.7
Linde PLC	3.5
Keyence Corp.	3.5
Wolters Kluwer NV	3.5
Ajinomoto Co., Inc.	3.5
Safran SA	3.4
SAP SE	3.4

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the Portfolio and Sands Capital Management, LLC (“Sands Capital”) was approved as the Portfolio’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the Portfolio on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

  the Portfolio's principal investment strategies were revised;

  the Portfolio's principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

  Transamerica Asset Management, Inc., the Portfolio’s investment adviser, reduced its management fee schedule for the Portfolio; and

  the Annual Fund Operating Expenses of each class of the Portfolio were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., the Portfolio’s investment adviser, reduced its management fee schedule for the Portfolio; and

  the Annual Fund Operating Expenses of each class of the Portfolio were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]	the Portfolio's principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  the Portfolio's principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

Material Fund Change Adviser [Text Block]

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the Portfolio and Sands Capital Management, LLC (“Sands Capital”) was approved as the Portfolio’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the Portfolio on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021482
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.11%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the fiscal year ended December 31, 2024.  Epoch Investment Partners Inc. sub-advised the Portfolio from January 1, 2024 through October 25, 2024 at which time Sands Capital LLC assumed interim sub-advisory responsibilities of the Portfolio.  Sands was subsequently approved to continue as the Portfolio’s sub-adviser.

During the period from January 1, 2024 to October 25, 2024, holdings in the financial and health care sectors detracted from relative performance. Regionally, Japan and Developed Europe ex-UK were the chief detractors. Individual detractors included Samsung Electronics Co., Ltd. (“Samsung”) and no exposure to SAP SE, which benefited from moving its large install base of enterprise resource planning customers to the cloud. Samsung faced headwinds across business lines including muted non-artificial intelligence memory demand, uncertainty in leading edge foundry and memory, and potentially higher capital expenditures.

Regionally, Developed Pacific ex-Japan contributed. National Australia Bank and DBS Group Holdings Ltd. led in the region, as did the Portfolio’s non-ownership of BHP Group Ltd. At the sector level, industrials and materials contributed. Taiwan Semiconductor Manufacturing Co. Ltd., ADR (“TSMC”) and Erste Group Bank AG (“Erste”) were top contributors. TSMC beat earnings expectations and raised guidance. Erste reported higher revenues and profits and raised guidance. Prysmian SpA was also a strong contributor.

During the period from the close of business on October 25, 2024 to December 31, 2024, sector allocation and currency drove performance with the Portfolio benefiting from an underweight to health care as well an overweight to businesses listed in stronger currencies, as non-U.S. currencies weakened. Security selection and allocation within regions also aided performance, while security selection within sectors detracted. Overall, from a regional perspective, U.S./Canada, consisting primarily of Canadian businesses, was the top contributor to performance and Developed Asia was the top detractor. From a sector perspective, information technology was the top contributor and consumer discretionary was the top detractor. The top five absolute contributors to performance were Shopify, Inc., Class A, Liberty Media Corp. – Liberty Formula One, Class C, Pan Pacific International Holdings Corp., Ajinomoto Co., Inc., and Alimentation Couche-Tard, Inc. The top five absolute detractors were Evolution AB, CTS Eventim AG & Co. KGaA, Sika AG, Ferrari NV, and Linde PLC.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,124	$10,050
2/28/2015	$10,732	$10,652
3/31/2015	$10,620	$10,500
4/30/2015	$11,030	$10,937
5/31/2015	$11,030	$10,893
6/30/2015	$10,707	$10,588
7/31/2015	$10,893	$10,808
8/31/2015	$10,064	$10,014
9/30/2015	$9,699	$9,509
10/31/2015	$10,354	$10,253
11/30/2015	$10,190	$10,095
12/31/2015	$9,976	$9,961
1/31/2016	$9,359	$9,241
2/29/2016	$9,182	$9,075
3/31/2016	$9,724	$9,674
4/30/2016	$9,862	$9,964
5/31/2016	$9,812	$9,886
6/30/2016	$9,560	$9,558
7/31/2016	$9,976	$10,044
8/31/2016	$10,065	$10,052
9/30/2016	$10,130	$10,180
10/31/2016	$9,937	$9,973
11/30/2016	$9,692	$9,775
12/31/2016	$9,962	$10,111
1/31/2017	$10,310	$10,405
2/28/2017	$10,387	$10,556
3/31/2017	$10,734	$10,858
4/30/2017	$11,145	$11,143
5/31/2017	$11,685	$11,567
6/30/2017	$11,698	$11,550
7/31/2017	$11,968	$11,883
8/31/2017	$11,936	$11,881
9/30/2017	$12,391	$12,367
10/31/2017	$12,469	$12,498
12/31/2017	$12,651	$12,701
1/31/2018	$13,210	$13,339
2/28/2018	$12,586	$12,739
3/31/2018	$12,443	$12,522
4/30/2018	$12,677	$12,821
5/31/2018	$12,274	$12,551
6/30/2018	$12,014	$12,401
7/31/2018	$12,131	$12,707
8/31/2018	$12,004	$12,463
9/30/2018	$12,110	$12,577
10/31/2018	$10,987	$11,577
11/30/2018	$10,895	$11,564
12/31/2018	$10,380	$11,005
1/31/2019	$11,106	$11,730
2/28/2019	$11,463	$12,030
3/31/2019	$11,648	$12,119
4/30/2019	$12,044	$12,472
5/31/2019	$11,331	$11,891
6/30/2019	$12,031	$12,600
7/31/2019	$11,951	$12,441
8/31/2019	$11,713	$12,121
9/30/2019	$12,071	$12,474
10/31/2019	$12,623	$12,923
11/30/2019	$12,623	$13,071
12/31/2019	$13,224	$13,498
1/31/2020	$13,078	$13,217
2/29/2020	$12,249	$12,024
3/31/2020	$10,267	$10,432
4/30/2020	$11,145	$11,114
5/31/2020	$11,957	$11,605
6/30/2020	$12,542	$12,004
7/31/2020	$13,322	$12,287
8/31/2020	$13,758	$12,920
9/30/2020	$13,543	$12,590
10/31/2020	$13,178	$12,089
11/30/2020	$15,101	$13,964
12/31/2020	$15,946	$14,616
1/31/2021	$15,996	$14,461
2/28/2021	$16,129	$14,787
3/31/2021	$16,311	$15,142
4/30/2021	$16,792	$15,610
5/31/2021	$17,339	$16,134
6/30/2021	$17,107	$15,957
7/31/2021	$17,040	$16,078
8/31/2021	$17,239	$16,363
9/30/2021	$16,871	$15,901
10/31/2021	$17,273	$16,296
11/30/2021	$16,736	$15,539
12/31/2021	$17,641	$16,337
1/31/2022	$16,703	$15,548
2/28/2022	$16,083	$15,275
3/31/2022	$15,899	$15,391
4/30/2022	$14,626	$14,408
5/31/2022	$14,860	$14,537
6/30/2022	$13,302	$13,191
7/31/2022	$14,056	$13,850
8/31/2022	$13,346	$13,193
9/30/2022	$11,953	$11,965
10/31/2022	$12,704	$12,610
11/30/2022	$14,446	$14,032
12/31/2022	$14,061	$14,047
1/31/2023	$15,051	$15,186
2/28/2023	$14,574	$14,871
3/31/2023	$14,904	$15,259
4/30/2023	$15,033	$15,705
5/31/2023	$14,391	$15,061
6/30/2023	$15,143	$15,751
7/31/2023	$15,601	$16,262
8/31/2023	$15,114	$15,641
9/30/2023	$14,648	$15,114
10/31/2023	$14,200	$14,502
11/30/2023	$15,058	$15,851
12/31/2023	$15,786	$16,696
1/31/2024	$15,637	$16,793
2/29/2024	$16,402	$17,103
3/31/2024	$17,018	$17,685
4/30/2024	$16,402	$17,251
5/31/2024	$16,943	$17,941
6/30/2024	$16,570	$17,655
7/31/2024	$16,887	$18,175
8/31/2024	$17,093	$18,768
9/30/2024	$16,818	$18,950
10/31/2024	$15,892	$17,922
11/30/2024	$16,128	$17,823
12/31/2024	$15,577	$17,421

Average Annual Return [Table Text Block]
IBPH2	1 Year	5 Years	10 Years
Service Class	(1.33%)	3.33%	4.53%
MSCI EAFE IndexFootnote Reference(a)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 327,972,371
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,782,419
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$327,972,371
Number of Portfolio Holdings	34
Portfolio Turnover Rate	142%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,782,419

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	21.9%
Industrials	19.6
Consumer Discretionary	19.1
Financials	8.7
Consumer Staples	8.6
Materials	7.2
Communication Services	6.5
Health Care	4.1
Repurchase Agreements	3.3
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Top Country Allocation (Percentage of Net Assets)

Canada	21.1%
Japan	14.9
United States	10.0
Netherlands	9.2
Switzerland	5.9
Germany	5.9
France	5.8
Italy	3.4
United Kingdom	3.2
India	3.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.5%
Waste Connections, Inc.	4.3
Liberty Media Corp. - Liberty Formula One, Class C	4.0
Sika AG	3.7
Linde PLC	3.5
Keyence Corp.	3.5
Wolters Kluwer NV	3.5
Ajinomoto Co., Inc.	3.5
Safran SA	3.4
SAP SE	3.4

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the Portfolio and Sands Capital Management, LLC (“Sands Capital”) was approved as the Portfolio’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the Portfolio on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

  the Portfolio's principal investment strategies were revised;

  the Portfolio's principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

  Transamerica Asset Management, Inc., the Portfolio’s investment adviser, reduced its management fee schedule for the Portfolio; and

  the Annual Fund Operating Expenses of each class of the Portfolio were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

  Transamerica Asset Management, Inc., the Portfolio’s investment adviser, reduced its management fee schedule for the Portfolio; and

  the Annual Fund Operating Expenses of each class of the Portfolio were restated to reflect the new management fee schedule.

Material Fund Change Strategies [Text Block]	the Portfolio's principal investment strategies were revised;
Material Fund Change Risks Change [Text Block]

  the Portfolio's principal risks were revised to add Real Estate Securities risk; Real Estate Investment Trusts risk; and Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations risk;

Material Fund Change Adviser [Text Block]

Effective as of the close of business on October 25, 2024, Epoch Investment Partners, Inc. was terminated as the sub-adviser of the Portfolio and Sands Capital Management, LLC (“Sands Capital”) was approved as the Portfolio’s interim sub-adviser. Sands Capital was approved as the continuing sub-adviser of the Portfolio on December 12, 2024. In connection with the change to Sands Capital as interim sub-adviser, effective as of the close of business on October 25, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus